As filed with the Securities and Exchange Commission on April 24, 2024
Registration Nos. 33‑54126
811‑07332

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 372	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 376	☒

BLACKROCK FUNDS III
(Exact Name of Registrant as Specified in Charter)

400 Howard Street, San Francisco, California 94105
(Address of Principal Executive Offices)
Registrant’s Telephone Number: 1‑800‑441‑7450

John M. Perlowski
BlackRock Funds III
50 Hudson Yards
New York, NY 10001
United States of America
(Name and Address of Agent for Service)

With copies to:

Jesse C. Kean, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Fund Advisors 50 Hudson Yards New York, NY 10001
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 29, 2024 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest
Master Investment Portfolio has also executed this Registration Statement.

APRIL 29, 2024

Prospectus

BlackRock Funds III | Capital Shares

•	BlackRock Cash Funds: Treasury
Capital: BCYXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	5

	Investment Adviser	6

	Purchase and Sale of Fund Shares	6

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors How The Fund Invests	8

	Investment Risks	9

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	12

	Distribution and Shareholder Servicing Payments	14

	Calculating the Share Price	15

	Fund Distributions	15

	Short-Term Trading Policy	16

	Federal Taxes	16

	Master/Feeder Mutual Fund Structure	17

Management of the Fund	Information about BFA Investment Adviser	18

	Administrative Services	18

	Conflicts of Interest	19

Financial Highlights	Financial Performance of the Fund	20

General Information	Shareholder Documents	21

	Certain Fund Policies	21

	Statement of Additional Information	22

Glossary	Glossary of Investment Terms	23

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Capital Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	Capital Shares*
Management Fee[1],2	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.07%
Administration Fees	0.07%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.17%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.14%

*	Fund currently active, but no assets in share class as of December 31, 2023.

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The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2025. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2025 without the consent of the Board of Trustees of MIP.

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Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2025. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2025 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Capital Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Capital Shares	$14	$52	$93	$214
Principal Investment Strategies of the Fund

BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

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The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health

4

issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Capital Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to SL Agency Shares because Capital Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the SL Agency Shares because Capital Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the

5

requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

For the periods ended 12/31/23 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	5.08%	1.84%	1.21%

7-Day Yield As of December 31, 2023
BlackRock Cash Funds: Treasury — SL Agency Shares	5.33%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for Capital Shares of BlackRock Cash Funds: Treasury is $25 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street Bank and Trust Company, the Fund’s transfer agent, or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.

6

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Treasury through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7

Details About the Fund

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”). The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a-7 under the 1940 Act.

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 23.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 23.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

8

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United

9

States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

10

Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Operational Risk. — The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human errors, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate internal or external processes, and technology or systems failures. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and BFA seek to reduce these operational risks through controls, procedures and oversight. However, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence or effects of such failures. The Fund, including its performance and continued operation, and its shareholders could be negatively impacted as a result.
Reliance on Advisor Risk. — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

11

Account Information

Shareholder Information

Who is Eligible to Invest?
The minimum initial investment amount for Capital Shares of the Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (“Shareholder Servicing Agent”) or State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Capital Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.
Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Capital Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Capital Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 24, July 3, November 29, December 24 and December 31, 2024 and April 17, 2025. The NYSE will close early on July 3, November 29 and December 24, 2024.

12

The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.
The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1101 (BlackRock Cash Funds: Treasury — Capital Shares)

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

13

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.
For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.
For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

14

Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.
The share price of Capital Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Capital Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.

15

Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.
Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2)  Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities

16

and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or Individual Retirement Account, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.
Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from its Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

17

Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2025. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2023, BFA received a management fee, net of any applicable waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect wholly-owned subsidiary of BlackRock. As of March 31, 2024, BFA and its affiliates had approximately $10.472 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s semi-annual report for the period ended June 30, 2023.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of Capital Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

18

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BFA or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BFA or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BFA or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Master Portfolio to the extent that the Master Portfolio participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

19

Financial Highlights

The financial highlights tables are intended to help investors understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s combined annual report. You may obtain copies of the annual report, at no cost, by calling 1‑888‑204‑3956 (toll-free) from 8:30 a.m. to 6:00 p.m. Eastern time on any Business Day.
There were no Capital Shares of the Fund outstanding as of December 31, 2023; as a result, the table below sets forth selected financial data for a SL Agency Share of the Fund outstanding throughout each year presented.

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00
Net investment income	0.0497	0.0157		0.0001		0.0042	0.0213
Net realized and unrealized gain	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)	0.0001	0.0000	(a)
Net increase from investment operations	0.0497	0.0157		0.0001		0.0043	0.0213
Distributions(c)
From net investment income	(0.0497)	(0.0157)		(0.0001)		(0.0042)	(0.0213)
From net realized gain	—	(0.0000	)(d)	(0.0000	)(d)	(0.0001)	(0.0000	)(d)
Total distributions	(0.0497)	(0.0157)		(0.0001)		(0.0043)	(0.0213)
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(e)
Based on net asset value	5.08%	1.58%		0.01%		0.43%	2.15%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%		0.09%		0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%		0.06%		0.09%	0.09%
Net investment income	4.99%	1.60%		0.00	%(f)	0.37%	2.10%
Supplemental Data
Net assets, end of year (000)	$15,442,877	$14,479,392		$18,813,987		$11,008,718	$10,620,209
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

20

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

21

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

22

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

23

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 29, 2024, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling 1-888-204-3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please:

Call:	1‑888‑204‑3956 (toll‑free)
8:30 a.m. to 6:00 p.m. (Eastern time)
on any business day.
World Wide Web
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence

Write:	State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-CAP-0424

APRIL 29, 2024

Prospectus

BlackRock Funds III | Institutional Shares

•	BlackRock Cash Funds: Treasury
Institutional: BRIXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	5

	Investment Adviser	6

	Purchase and Sale of Fund Shares	6

	Tax Information	6

	Payments to Broker/Dealers and Other Financial Intermediaries	6

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors

	How The Fund Invests	7

	Investment Risks	8

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	11

	Distribution and Shareholder Servicing Payments	13

	Calculating the Share Price	14

	Fund Distributions	14

	Short-Term Trading Policy	15

	Federal Taxes	15

	Master/Feeder Mutual Fund Structure	16

Management of the Fund	Information about BFA

	Investment Adviser	17

	Administrative Services	17

	Conflicts of Interest	18

Financial Highlights	Financial Performance of the Fund	19

General Information	Shareholder Documents	20

	Certain Fund Policies	20

	Statement of Additional Information	21

Glossary	Glossary of Investment Terms	22

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.05%
Administration Fees	0.05%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.15%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.12%

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2025. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2025 without the consent of the Board of Trustees of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2025. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2025 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$12	$45	$82	$189
Principal Investment Strategies of the Fund

BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase

3

agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

4

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the recommencement of operations of the Fund’s Institutional Shares. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1‑888‑204‑3956.
BlackRock Cash Funds: Treasury
Institutional Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.34% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2021).

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For the periods ended 12/31/23 Average Annual Total Returns	1 Year	5 Years	Since Recommencement[1] (June 6, 2016)
BlackRock Cash Funds: Treasury — Institutional Shares	5.05%	1.81%	1.55%

[1]	Prior to recommencement, no Institutional Shares of BlackRock Cash Funds: Treasury were outstanding since December 22, 2015.

7-Day Yield As of December 31, 2023
BlackRock Cash Funds: Treasury — Institutional Shares	5.30%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for Institutional Shares of BlackRock Cash Funds: Treasury is $100 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street Bank and Trust Company, the Fund’s transfer agent, or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Treasury through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”). The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a‑7 under the 1940 Act.

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 22.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 22.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for

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trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Operational Risk — The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human errors, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate internal or external processes, and technology or systems failures. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and BFA seek to reduce these operational risks through controls, procedures and oversight. However, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence or effects of such failures. The Fund, including its performance and continued operation, and its shareholders could be negatively impacted as a result.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

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Account Information

Shareholder Information

Who is Eligible to Invest?
The minimum initial investment amount for Institutional Shares of the Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (“Shareholder Servicing Agent”) or State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Institutional Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.
Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Institutional Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Institutional Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 24, July 3, November 29, December 24 and December 31, 2024 and April 17, 2025. The NYSE will close early on July 3, November 29 and December 24, 2024.

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electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.
The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

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To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

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Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1107 (BlackRock Cash Funds: Treasury — Institutional Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
a. For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;
b. For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;
c. For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;
d. For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
e. For any period that the SEC may by order permit for your protection; or
f. For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).
If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

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The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.
Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.
The share price of Institutional Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Institutional Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next

14

distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.
Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).
Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid

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withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or Individual Retirement Account, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.
Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from its Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

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Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2025. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2023, BFA received a management fee, net of any applicable waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect wholly-owned subsidiary of BlackRock. As of March 31, 2024, BFA and its affiliates had approximately $10.472 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s semi-annual report for the period ended June 30, 2023.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.05% of the average daily net assets of Institutional Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

17

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BFA or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open‑end and closed‑end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BFA or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BFA or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Master Portfolio to the extent that the Master Portfolio participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

18

Financial Highlights

The financial highlights tables are intended to help investors understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s combined annual report. You may obtain copies of the annual report, at no cost, by calling 1‑888‑204‑3956 (toll-free) from 8:30 a.m. to 6:00 p.m. Eastern time on any Business Day.

	BlackRock Cash Funds: Treasury
	Institutional
(For a share outstanding throughout each period)	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00
Net investment income	0.0494	0.0155		0.0001		0.0040	0.0210
Net realized and unrealized gain	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)	0.0001	0.0000	(a)
Net increase from investment operations	0.0494	0.0155		0.0001		0.0041	0.0210
Distributions(c)
From net investment income	(0.0494)	(0.0155)		(0.0001)		(0.0040)	(0.0210)
From net realized gain	—	(0.0000	)(d)	(0.0000	)(d)	(0.0001)	(0.0000	)(d)
Total distributions	(0.0494)	(0.0155)		(0.0001)		(0.0041)	(0.0210)
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(e)
Based on net asset value	5.05%	1.56%		0.01%		0.41%	2.12%
Ratios to Average Net Assets
Total expenses	0.12%	0.12%		0.12%		0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.12%	0.12%		0.06%		0.12%	0.12%
Net investment income	5.01%	1.46%		0.00	%(f)	0.23%	2.06%
Supplemental Data
Net assets, end of year (000)	$6,978,477	$4,071,845		$4,357,983		$9,011,269	$1,813,191
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

19

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

20

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

21

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

22

For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 29, 2024, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling 1-888-204-3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please call: 1‑888‑204‑3956 (toll-free) 8:30 a.m. to 6:00 p.m. (Eastern time) on any business day.
World Wide Web
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-INST-0424

APRIL 29, 2024

Prospectus

BlackRock Funds III | Select Shares

•	BlackRock Cash Funds: Treasury
Select: BRSXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Adviser	6

	Purchase and Sale of Fund Shares	6

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors

	How The Fund Invests	8

	Investment Risks	9

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	12

	Distribution and Shareholder Servicing Payments	15

	Calculating the Share Price	15

	Fund Distributions	16

	Short-Term Trading Policy	16

	Federal Taxes	16

	Master/Feeder Mutual Fund Structure	17

Management of the Fund	Information about BFA

	Investment Adviser	19

	Administrative Services	19

	Conflicts of Interest	20

Financial Highlights	Financial Performance of the Fund	21

General Information	Shareholder Documents	22

	Certain Fund Policies	22

	Statement of Additional Information	23

Glossary	Glossary of Investment Terms	24

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Select Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	Select Shares*
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.15%
Administration Fees[2]	0.15%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.25%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.20%

*	Fund currently active, but no assets in share class as of December 31, 2023.

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2025. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through June 30, 2025. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual management fee waiver may not be terminated prior to July 1, 2025 without the consent of the Board of Trustees of MIP. The contractual administration fee waiver may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

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Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2025. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2025 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$20	$75	$136	$313
Principal Investment Strategies of the Fund

BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

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The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

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Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events

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such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

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Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

There are currently no Select Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Select Shares would be substantially similar to SL Agency Shares because Select Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Select Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Select Shares would have been lower than those of the SL Agency Shares because Select Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

For the periods ended 12/31/23 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	5.08%	1.84%	1.21%

7-Day Yield As of December 31, 2023
BlackRock Cash Funds: Treasury — SL Agency Shares	5.33%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for Select Shares of BlackRock Cash Funds: Treasury is $1 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your

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Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
To be eligible to purchase Select Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account; or maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Treasury through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”). The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a‑7 under the 1940 Act.

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The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 24.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 24.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant

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challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Operational Risk — The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human errors, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate internal or external processes, and technology or systems failures. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and BFA seek to reduce these operational risks through controls, procedures and oversight. However, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence or effects of such failures. The Fund, including its performance and continued operation, and its shareholders could be negatively impacted as a result.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

11

Account Information

Shareholder Information

Who is Eligible to Invest?
To be eligible to purchase Select Shares, you must:

∎	Invest through an employer-sponsored or individual retirement savings plan;

∎	Invest the proceeds rolled over from such retirement savings plan into an individual retirement account (“IRA”);

∎	Maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”); or

∎	Initially invest a minimum of $1 million directly through the Transfer Agent.
The minimum initial investment amount for Select Shares of the Fund is $1 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Select Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
∎
Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎
Tax‑deferred Investor. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline for purchase and redemption orders than the Fund, as described below.

∎
Qualified Buyer. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎	Direct Buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.

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Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Select Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Select Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
∎
Plan participant and tax‑deferred investor. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Qualified buyer. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Direct buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 24, July 3, November 29, December 24 and December 31, 2024 and April 17, 2025. The NYSE will close early on July 3, November 29 and December 24, 2024.

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The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1109 (BlackRock Cash Funds: Treasury — Select Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
a. For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;
b. For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;
c. For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;
d. For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
e. For any period that the SEC may by order permit for your protection; or
f. For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

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If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441‑7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.
Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.

15

The share price of Select Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Select Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.

16

Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2)  Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or IRA, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.

17

Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from its Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

18

Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2025. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2023, BFA received a management fee, net of any applicable waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect wholly-owned subsidiary of BlackRock. As of March 31, 2024, BFA and its affiliates had approximately $10.472 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s semi-annual report for the period ended June 30, 2023.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.15% of the average daily net assets of Select Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level. BAL has contractually agreed to waive 0.02% of its administration fee through June 30, 2025.

19

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BFA or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BFA or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BFA or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Master Portfolio to the extent that the Master Portfolio participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

20

Financial Highlights

The financial highlights tables are intended to help investors understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s combined annual report. You may obtain copies of the annual report, at no cost, by calling 1‑888‑204‑3956 (toll-free) from 8:30 a.m. to 6:00 p.m. Eastern time on any Business Day.
There were no Select Shares of the Fund outstanding as of December 31, 2023; as a result, the table below sets forth selected financial data for a SL Agency Share of the Fund outstanding throughout each year presented.

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00
Net investment income	0.0497	0.0157		0.0001		0.0042	0.0213
Net realized and unrealized gain	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)	0.0001	0.0000	(a)
Net increase from investment operations	0.0497	0.0157		0.0001		0.0043	0.0213
Distributions(c)
From net investment income	(0.0497)	(0.0157)		(0.0001)		(0.0042)	(0.0213)
From net realized gain	—	(0.0000	)(d)	(0.0000	)(d)	(0.0001)	(0.0000	)(d)
Total distributions	(0.0497)	(0.0157)		(0.0001)		(0.0043)	(0.0213)
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(e)
Based on net asset value	5.08%	1.58%		0.01%		0.43%	2.15%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%		0.09%		0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%		0.06%		0.09%	0.09%
Net investment income	4.99%	1.60%		0.00	%(f)	0.37%	2.10%
Supplemental Data
Net assets, end of year (000)	$15,442,877	$14,479,392		$18,813,987		$11,008,718	$10,620,209
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

21

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204‑3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

23

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

24

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103

ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 29, 2024, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling 1‑888‑204‑3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please call: 1‑888‑204‑3956 (toll-free) 8:30 a.m. to 6:00 p.m. (Eastern time) on any business day.
World Wide Web
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-SEL-0424

APRIL 29, 2024

Prospectus

BlackRock Funds III | Premium Shares

•	BlackRock Cash Funds: Treasury
Premium: BSPXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Adviser	6

	Purchase and Sale of Fund Shares	7

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors

	How The Fund Invests	8

	Investment Risks	9

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	12

	Distribution and Shareholder Servicing Payments	15

	Calculating the Share Price	15

	Fund Distributions	16

	Short-Term Trading Policy	16

	Federal Taxes	16

	Master/Feeder Mutual Fund Structure	17

Management of the Fund	Information about BFA

	Investment Adviser	19

	Administrative Services	19

	Conflicts of Interest	20

Financial Highlights	Financial Performance of the Fund	21

General Information	Shareholder Documents	22

	Certain Fund Policies	22

	Statement of Additional Information	23

Glossary	Glossary of Investment Terms	24

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Premium Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	Premium Shares*
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.10%
Administration Fees	0.10%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.20%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.17%

*	Fund currently active, but no assets in share class as of December 31, 2023.

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2025. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2025 without the consent of the Board of Trustees of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2025. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2025 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premium Shares	$17	$61	$110	$252
Principal Investment Strategies of the Fund

BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

3

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health

4

issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

There are currently no Premium Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Premium Shares would be substantially similar to SL Agency Shares because Premium Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Premium Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Premium Shares would have been lower than those of the SL Agency Shares because Premium Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

For the periods ended 12/31/23 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	5.08%	1.84%	1.21%

7-Day Yield As of December 31, 2023
BlackRock Cash Funds: Treasury — SL Agency Shares	5.33%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).

6

Purchase and Sale of Fund Shares

The minimum initial investment for Premium Shares of BlackRock Cash Funds: Treasury is $10 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
To be eligible to purchase Premium Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account; or maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Treasury through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”). The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a‑7 under the 1940 Act.

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 24.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 24.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar‑weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

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Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or

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that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Operational Risk — The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human errors, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate internal or external processes, and technology or systems failures. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and BFA seek to reduce these operational risks through controls, procedures and oversight. However, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence or effects of such failures. The Fund, including its performance and continued operation, and its shareholders could be negatively impacted as a result.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

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Account Information

Shareholder Information

Who is Eligible to Invest?
To be eligible to purchase Premium Shares, you must:

∎	Invest through an employer-sponsored or individual retirement savings plan;

∎	Invest the proceeds rolled over from such retirement savings plan into an individual retirement account (“IRA”);

∎	Maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”); or

∎	Initially invest a minimum of $10 million directly through the Transfer Agent.
The minimum initial investment amount for Premium Shares of the Fund is $10 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1‑888‑204‑3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Premium Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
∎
Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

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Tax‑deferred Investor. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline for purchase and redemption orders than the Fund, as described below.

∎
Qualified Buyer. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎	Direct Buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.
Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing

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time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Premium Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Premium Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
∎
Plan participant and tax‑deferred investor. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Qualified buyer. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Direct buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.
The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 24, July 3, November 29, December 24 and December 31, 2024 and April 17, 2025. The NYSE will close early on July 3, November 29 and December 24, 2024.

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charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1108 (BlackRock Cash Funds: Treasury — Premium Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
a. For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;
b. For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;
c. For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;
d. For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
e. For any period that the SEC may by order permit for your protection; or
f. For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

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If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.
Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.

15

The share price of Premium Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Premium Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. (Eastern time) (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.

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Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2)  Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or IRA, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.
Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

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Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from its Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

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Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2025. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2023, BFA received a management fee, net of any applicable waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect wholly-owned subsidiary of BlackRock. As of March 31, 2024, BFA and its affiliates had approximately $10.472 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s semi-annual report for the period ended June 30, 2023.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.10% of the average daily net assets of Premium Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

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Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BFA or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BFA or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BFA or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Master Portfolio to the extent that the Master Portfolio participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

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Financial Highlights

The financial highlights tables are intended to help investors understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s combined annual report. You may obtain copies of the annual report, at no cost, by calling 1-888-204-3956 (toll-free) from 8:30 a.m. to 6:00 p.m. Eastern time on any Business Day.
There were no Premium Shares of the Fund outstanding as of December 31, 2023; as a result, the table below sets forth selected financial data for a SL Agency Share of the Fund outstanding throughout each year presented.

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00
Net investment income	0.0497	0.0157		0.0001		0.0042	0.0213
Net realized and unrealized gain	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)	0.0001	0.0000	(a)
Net increase from investment operations	0.0497	0.0157		0.0001		0.0043	0.0213
Distributions(c)
From net investment income	(0.0497)	(0.0157)		(0.0001)		(0.0042)	(0.0213)
From net realized gain	—	(0.0000	)(d)	(0.0000	)(d)	(0.0001)	(0.0000	)(d)
Total distributions	(0.0497)	(0.0157)		(0.0001)		(0.0043)	(0.0213)
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(e)
Based on net asset value	5.08%	1.58%		0.01%		0.43%	2.15%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%		0.09%		0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%		0.06%		0.09%	0.09%
Net investment income	4.99%	1.60%		0.00	%(f)	0.37%	2.10%
Supplemental Data
Net assets, end of year (000)	$15,442,877	$14,479,392		$18,813,987		$11,008,718	$10,620,209
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

21

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204‑3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

23

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1‑888‑204‑3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 29, 2024, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling 1‑888‑204‑3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please:

Call:	1‑888‑204‑3956 (toll-free)
8:30 a.m. to 6:00 p.m. (Eastern time)
on any business day.
World Wide Web
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence

Write:	State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-PRE-0424

APRIL 29, 2024

Prospectus

BlackRock Funds III | SL Agency Shares

•	BlackRock Cash Funds: Institutional
SL Agency: BISXX

•	BlackRock Cash Funds: Treasury
SL Agency: XTSLA

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information

	Key Facts About BlackRock Cash Funds: Institutional	3

	Key Facts About BlackRock Cash Funds: Treasury	8

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors

	How Each Fund Invests	12

	Investment Risks	13

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	19

	Distribution and Shareholder Servicing Payments	22

	Calculating the Share Price	22

	Fund Distributions	23

	Short-Term Trading Policy	23

	Federal Taxes	24

	Master/Feeder Mutual Fund Structure	25

Management of the Funds	Information about BFA

	Investment Adviser	26

	Administrative Services	26

	Conflicts of Interest	27

Financial Highlights	Financial Performance of the Funds	28

General Information	Shareholder Documents	30

	Certain Fund Policies	30

	Statement of Additional Information	31

Glossary	Glossary of Investment Terms	32

For More Information	Funds and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Institutional
Investment Objective

The investment objective for BlackRock Cash Funds: Institutional (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell SL Agency Shares of BlackRock Cash Funds: Institutional. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional
(including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	SL Agency Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.02%
Administration Fees	0.02%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.12%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.09%

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Money Market Master Portfolio, a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Money Market Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2025. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2025 without the consent of the Board of Trustees of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Money Market Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Money Market Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Money Market Master Portfolio, as applicable, for Independent Expenses through June 30, 2025. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2025 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SL Agency Shares	$9	$36	$65	$151
Principal Investment Strategies of the Fund

BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign

3

banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises).
The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Money Market Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Money Market Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Money Market Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Money Market Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a summary description of the principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎
Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (e.g., interest rate risk, credit risk, availability and stability of deposits and the risk of negative regulatory or market developments affecting the industry).

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Discretionary Liquidity Fee Risk — The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security

4

or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Institutional by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a‑7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1‑888‑204‑3956.
BlackRock Cash Funds: Institutional
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.43% (quarter ended December 31, 2023) and the lowest return for a quarter was –0.01% (quarter ended March 31, 2022).

For the periods ended 12/31/23 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Institutional — SL Agency Shares	5.38%	2.08%	1.46%

7-Day Yield As of December 31, 2023
BlackRock Cash Funds: Institutional — SL Agency Shares	5.54%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Money Market Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”). Money Market Master Portfolio’s sub-adviser is BlackRock International Limited (the “Sub-Adviser”). Where applicable, “BFA” refers also to the Sub-Adviser.
Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the bond markets and the Fedwire Funds Service are open (a “Business Day”). To purchase or sell shares of the Fund, you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

6

Purchase orders must be placed in dollars.
The minimum initial investment for SL Agency Shares of BlackRock Cash Funds: Institutional is $100 million, although the Fund’s officers may reduce or waive the minimum in some cases. There is no subsequent investment minimum.
SL Agency Shares of the Fund are currently not available for sale to anyone other than investment companies for which (i) BlackRock Fund Advisors, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of the Fund.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Institutional through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell SL Agency Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	SL Agency Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.02%
Administration Fees	0.02%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.12%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.09%

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2025. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2025 without the consent of the Board of Trustees of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2025. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2025 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that SL Agency Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SL Agency Shares	$9	$36	$65	$151
Principal Investment Strategies of the Fund

BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase

8

agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

9

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

10

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

For the periods ended 12/31/23 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	5.08%	1.84%	1.21%

7-Day Yield As of December 31, 2023
BlackRock Cash Funds: Treasury — SL Agency Shares	5.33%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for SL Agency Shares of BlackRock Cash Funds: Treasury is $100 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time, on each day the bond markets and Fedwire Funds Service are open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Treasury through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Institutional, which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Institutional Fund”), and BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a-7 (the “Government Fund,” and collectively with the Institutional Fund, the “Funds”). Each Fund is a series of BlackRock Funds III (the “Trust”).
How Each Fund Invests

Each Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. BlackRock Cash Funds: Institutional invests all of its assets in Money Market Master Portfolio. BlackRock Cash Funds: Treasury invests all of its assets in Treasury Money Market Master Portfolio. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Funds to their respective Master Portfolios appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
Each Fund is a money market fund managed pursuant to Rule 2a-7 under the 1940 Act.

∎
Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 32.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

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No Fund will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 32.

∎	The Government Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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The Institutional Fund’s NAV per share, calculated as described in “Account Information-Calculating the Share Price,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

The Trust’s Board of Trustees (the “Board”), or its delegate, may impose a discretionary liquidity fee on redemptions from the Institutional Fund (up to 2%) under certain circumstances. Please see the section below titled “Account Information — Shareholder Information — Discretionary Liquidity Fees” for additional information about discretionary liquidity fees. The Board has chosen not to subject the Government Fund to discretionary liquidity fees.
BlackRock Cash Funds: Institutional
The investment objective for BlackRock Cash Funds: Institutional is to seek a high level of income consistent with liquidity and the preservation of capital.
BlackRock Cash Funds: Institutional seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as

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corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.
BlackRock Cash Funds: Institutional reserves the right to invest 25% or more of its total assets in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a‑7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase only securities that are Eligible Securities. When required under Rule 2a-7, BFA will determine whether an instrument presents minimal credit risk pursuant to guidelines approved by the Board. For a discussion of Eligible Securities, please see the Glossary.
Pursuant to Rule 2a-7 under the 1940 Act, the Fund will generally limit its purchase of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.
BlackRock Cash Funds: Treasury
The investment objective for BlackRock Cash Funds: Treasury is to seek current income as is consistent with liquidity and stability of principal.
BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments, and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.
Investment Risks

The following paragraph is applicable to BlackRock Cash Funds: Institutional:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following paragraph is applicable to BlackRock Cash Funds: Treasury:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Funds. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Funds
Concentration Risk (BlackRock Cash Funds: Institutional) — BlackRock Cash Funds: Institutional may concentrate its investments in the U.S. banking industry, which means that its performance will be closely tied to the performance

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of a particular market segment. The Fund’s concentration in the U.S. banking industry may present more risks (e.g., interest rate risk, credit risk, availability and stability of deposits and the risk of negative regulatory or market developments affecting the industry) than if it was broadly diversified over numerous industries and sectors of the economy. A downturn in the U.S. banking industry would have a larger impact on the Fund than on a mutual fund that does not concentrate in the U.S. banking industry. At times, the performance of the U.S. banking industry will lag the performance of other industries or the broader market as a whole.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unwilling or unable to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Discretionary Liquidity Fee Risk (BlackRock Cash Funds: Institutional) — The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.
Extension Risk (BlackRock Cash Funds: Institutional) — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Foreign Exposure Risk (BlackRock Cash Funds: Institutional) — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Mortgage-and Asset-Backed Securities Risks (BlackRock Cash Funds: Institutional) — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

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Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) and a decline in or flattening of real estate values (in each case as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
Prepayment Risk (BlackRock Cash Funds: Institutional) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

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Stable Net Asset Value Risk (BlackRock Cash Funds: Treasury) — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for a Fund to dispose of them at any given time.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Funds
Each Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Cyber Security Risk — Failures or breaches of the electronic systems of a Fund, a Fund’s adviser, distributor, and other service providers, or the issuers of securities in which a Fund invests have the ability to cause disruptions and negatively impact such Fund’s business operations, potentially resulting in financial losses to such Fund and its shareholders. While each Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, each Fund cannot control the cyber security plans and systems of such Fund’s service providers or issuers of securities in which such Fund invests.
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, a Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.
Illiquid Investments Risk — Each Fund’s illiquid investments may reduce the returns of such Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. Each Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk (BlackRock Cash Funds: Treasury) — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or

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that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Municipal Securities Risks (BlackRock Cash Funds: Institutional) — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
Operational Risk — The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human errors, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate internal or external processes, and technology or systems failures. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and BFA seek to reduce these operational risks through controls, procedures and oversight. However, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence or effects of such failures. The Fund, including its performance and continued operation, and its shareholders could be negatively impacted as a result.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no

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guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
Valuation Risk (BlackRock Cash Funds: Institutional) — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
For a description of the Funds’ policies and procedures with respect to disclosure of the Master Portfolios’ portfolio holdings, and a discussion of the Funds’ investments and risks, please refer to the Funds’ combined Statement of Additional Information (“SAI”).

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Account Information

Shareholder Information

Who is Eligible to Invest?
The minimum initial investment amount for SL Agency Shares of each Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (“Shareholder Servicing Agent”) or State Street Bank and Trust Company, the Funds’ transfer agent (the “Transfer Agent”), for more information.
The Funds offer additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest in SL Agency Shares of a Fund, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for SL Agency Shares that differ from those of a Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.
SL Agency Shares of BlackRock Cash Funds: Institutional are currently not available for sale to anyone other than investment companies for which (i) BlackRock Fund Advisors, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of the Fund.
How to Buy Shares
The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios’ portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Funds are also closed on Good Friday.
To purchase shares of a Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through a Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV. For the Institutional Fund, purchase orders must be placed in dollars.
Your purchase order must be received in proper form by the Funds or State Street Bank and Trust Company prior to the deadlines noted below on any day a Fund is open (a “Business Day”) (or, if a Fund closes early, at such closing time) to receive that NAV. However, a Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
Each Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for each Fund’s SL Agency Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for a Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.

[1]
SIFMA currently recommends an early close for the bond markets on the following dates: May 24, July 3, November 29, December 24 and December 31, 2024 and April 17, 2025. The NYSE will close early on July 3, November 29 and December 24, 2024.

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Payment for SL Agency Shares of a Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute a Fund’s NAV, in connection with a purchase order that has been placed but for which a Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Funds will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
To redeem shares of a Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through a Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
Each Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. Each Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for a Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Each Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
The Institutional Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” below.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.
Each Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, a Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, each Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers of a Fund
A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Funds may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

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For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1103 (BlackRock Cash Funds: Treasury — SL Agency Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.
For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.
For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of the Government Fund, such Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Funds reserve the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether a Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

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Discretionary Liquidity Fees
Under Rule 2a-7, the Board, or its delegate, is permitted to impose a discretionary liquidity fee up to 2% on the value of shares redeemed, if such fee is determined to be in the best interests of the Institutional Fund.
The Board, or its delegate, may not impose discretionary liquidity fees on the Institutional Fund directly, but if the Institutional Fund’s Master Portfolio imposes such a fee, the Institutional Fund must pass through to its shareholders such fee on the same terms and conditions as imposed by the Master Portfolio. Discretionary liquidity fees, if imposed, may be terminated at any time at the discretion of the Board, or its delegate, if the Board, or its delegate, determines that it is no longer in the best interests of the Institutional Fund.
Under certain circumstances, the Institutional Fund may pay redemptions without adding a discretionary liquidity fee to the redemption amount if the Institutional Fund can verify that the redemption order was submitted to the Institutional Fund’s authorized agent before the Board, or its delegate, imposed a discretionary liquidity fee.
The Board generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of market stress.
Financial Intermediaries will be required promptly to take such actions reasonably requested by the Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Board, or its delegate.
Distribution and Shareholder Servicing Payments

Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.
Calculating the Share Price

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order.
The share price of SL Agency Shares of each Fund is calculated by dividing the value of the net assets of the Fund attributable to SL Agency Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. In the case of the Government Fund, the NAV per share is generally rounded to the nearest cent.
Each Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio in which the Fund invests. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of a Master Portfolio’s shares are determined as of such times.
In computing NAV, the Government Fund’s Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Funds’ SAI includes more information about the methods for valuing the Master Portfolios’ investments.
The value of the securities and other assets and liabilities held by the Institutional Fund’s Master Portfolio are determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for the Institutional Fund’s Master Portfolio pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.

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The Institutional Fund’s Master Portfolio values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Master Portfolio’s approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Institutional Fund’s Master Portfolio may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Institutional Fund’s Master Portfolio’s close of business. The values of such securities used in computing the NAV of the Master Portfolio’s interests are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value the Institutional Fund’s Master Portfolio’s investments in accordance with its policies and procedures. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Master Portfolio’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Master Portfolio.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Institutional Fund’s Master Portfolio is the amount the Master Portfolio might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Master Portfolio’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
The NAV of each Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Funds’ shareholders and have determined that due to (i) the nature of each Fund’s portfolio holdings; (ii) the nature of each Fund’s shareholders; and (iii) with respect to the Government Fund, such Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Funds. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Funds’ SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.
Distributions from the Funds generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2)  Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Government Fund is able to maintain a constant NAV per share of $1.00, sales of the Government Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
Because the Institutional Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately.
A shareholder in a money market fund (whether the money market fund has a constant NAV of $1.00 or a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on computation periods rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.
If the Institutional Fund imposes a discretionary liquidity fee on share redemptions, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The discretionary liquidity fee cannot be separately claimed as a deduction.
Any such discretionary liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. Such fees may raise the Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives discretionary liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. However, due to a lack of guidance, the tax consequences of liquidity fees to the Fund and the shareholders is unclear and may differ from that described in this section.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by a Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.

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Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or Individual Retirement Account, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.
Master/Feeder Mutual Fund Structure

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in the corresponding Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.
Feeder Fund Expenses
Feeder funds, including the Funds, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw a Fund’s assets from its Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw a Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

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Management of the Funds

Investment Adviser

Each Fund is a “feeder” fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolios. BFA manages the investment of the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2025. BFA and BlackRock Advisors, LLC (“BAL”), the Funds’ administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2023, BFA received a management fee, net of any applicable waivers, at an annual rate as a percentage of average daily net assets of the applicable Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Money Market Master Portfolio	0.07%

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect wholly-owned subsidiary of BlackRock. BlackRock International Limited (the “Sub‑Adviser”), a registered investment adviser organized in 1995, is an affiliate of BFA and acts as a sub‑adviser for Money Market Master Portfolio. As of March 31, 2024, BFA and its affiliates had approximately $10.472 trillion in investment company and other portfolio assets under management.
BFA has entered into a sub‑advisory agreement with the Sub‑Adviser. Under the sub‑advisory agreement, BFA pays the Sub‑Adviser for services it provides for that portion of Money Market Master Portfolio for which it acts as sub‑adviser a fee equal to a percentage of the management fee paid to BlackRock under the investment advisory agreement with respect to Money Market Master Portfolio.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Funds’ semi-annual report for the fiscal period ended June 30, 2023. A discussion of the basis for MIP’s Board of Trustees’ approval of the sub‑advisory agreement with the Sub‑Adviser with respect to Money Market Master Portfolio is included in the Funds’ semi-annual shareholder report for the fiscal period ending June 30, 2023.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Funds’ administrator:

∎	Supervises the Funds’ administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Funds.

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BAL is entitled to receive fees for these services at the annual rate of 0.02% of the average daily net assets of SL Agency Shares of each Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Funds or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.
Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.
BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Funds. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BFA or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. The Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Funds may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. BFA or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open‑end and closed‑end investment companies (which may include investment companies that are affiliated with the Funds and BFA, to the extent permitted under the Investment Company Act). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BFA or an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Funds may, from time to time, enter into transactions in which BFA or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA or its Affiliates may adversely impact the Funds. Transactions by one or more clients or BFA or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BFA or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by MIP’s Board of Trustees, MIP, on behalf of each Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolios based on the returns earned on the Master Portfolios’ lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

27

Financial Highlights

The financial highlights tables are intended to help investors understand the financial performance of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with each Fund’s audited financial statements, is included in the Funds’ combined annual report. You may obtain copies of the annual report, at no cost, by calling 1‑888‑204‑3956 (toll-free) from 8:30 a.m. to 6:00 p.m. Eastern time on any Business Day.

	BlackRock Cash Funds: Institutional
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19
Net asset value, beginning of year	$1.0000		$1.0003		$1.0006		$1.0004		$1.0001
Net investment income	0.0523		0.0178		0.0012		0.0078		0.0238
Net realized and unrealized gain (loss)	0.0005		(0.0003	)(a)	(0.0003)		0.0002		0.0003
Net increase from investment operations	0.0528		0.0175		0.0009		0.0080		0.0241
Distributions(b)
From net investment income	(0.0523)		(0.0178)		(0.0012)		(0.0078)		(0.0238)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	—
Total distributions	(0.0523)		(0.0178)		(0.0012)		(0.0078)		(0.0238)
Net asset value, end of year	$1.0005		$1.0000		$1.0003		$1.0006		$1.0004
Total Return(d)
Based on net asset value	5.38%		1.79%		0.09%		0.80%		2.43%
Ratios to Average Net Assets
Total expenses	0.09%		0.09%		0.09%		0.09%		0.09%
Total expenses after fees waived and/or reimbursed	0.09%		0.09%		0.09%		0.09%		0.09%
Net investment income	5.22%		1.83%		0.11%		0.75%		2.36%
Supplemental Data
Net assets, end of year (000)	$61,928,494		$74,327,521		$65,665,603		$60,592,423		$54,357,819
(a)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)   Amount is greater than $(0.00005) per share.
(d)  Where applicable, assumes the reinvestment of distributions.

28

Financial Highlights (concluded)

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00
Net investment income	0.0497	0.0157		0.0001		0.0042	0.0213
Net realized and unrealized gain	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)	0.0001	0.0000	(a)
Net increase from investment operations	0.0497	0.0157		0.0001		0.0043	0.0213
Distributions(c)
From net investment income	(0.0497)	(0.0157)		(0.0001)		(0.0042)	(0.0213)
From net realized gain	—	(0.0000	)(d)	(0.0000	)(d)	(0.0001)	(0.0000	)(d)
Total distributions	(0.0497)	(0.0157)		(0.0001)		(0.0043)	(0.0213)
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(e)
Based on net asset value	5.08%	1.58%		0.01%		0.43%	2.15%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%		0.09%		0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%		0.06%		0.09%	0.09%
Net investment income	4.99%	1.60%		0.00	%(f)	0.37%	2.10%
Supplemental Data
Net assets, end of year (000)	$15,442,877	$14,479,392		$18,813,987		$11,008,718	$10,620,209
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

29

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30

Statement of Additional Information

If you would like further information about a Fund, including how it invests, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

31

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of a Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing a Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

32

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For More Information

Funds and Service Providers

THE FUNDS
BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
SUB‑ADVISER
For BlackRock Cash Funds: Institutional
BlackRock International Limited
Exchange Place One
1 Semple Street
Edinburgh, EH3 8JB
United Kingdom
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 29, 2024, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling 1‑888‑204‑3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Funds, please:

Call:	1‑888‑204‑3956 (toll-free)
8:30 a.m. to 6:00 p.m. (Eastern time)
on any business day.
World Wide Web
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence

Write:	State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of each Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-SLA-0424

APRIL 29, 2024

Prospectus

BlackRock Funds III | Trust Shares

•	BlackRock Cash Funds: Treasury
Trust: BYTXX
This Prospectus contains information you should know before investing, including information about risks.
Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal strategies, risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	5

	Investment Adviser	6

	Purchase and Sale of Fund Shares	6

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment processes, principal strategies and risk factors

	How The Fund Invests	8

	Investment Risks	9

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Shareholder Information	12

	Distribution and Shareholder Servicing Payments	15

	Calculating the Share Price	16

	Fund Distributions	16

	Short-Term Trading Policy	16

	Federal Taxes	16

	Master/Feeder Mutual Fund Structure	18

Management of the Fund	Information about BFA

	Investment Adviser	19

	Administrative Services	19

	Conflicts of Interest	20

Financial Highlights	Financial Performance of the Fund	21

General Information	Shareholder Documents	22

	Certain Fund Policies	22

	Statement of Additional Information	23

Glossary	Glossary of Investment Terms	24

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Cash Funds: Treasury
Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Trust Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)[1]	Trust Shares*
Management Fee[1,2]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.38%
Administration Fees	0.38%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.48%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.45%

*	Fund currently active, but no assets in share class as of December 31, 2023.

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2025. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2025 without the consent of the Board of Trustees of MIP.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2025. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2025 without the consent of the Boards of Trustees of the Trust and MIP.

Example:
This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Trust Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$46	$151	$266	$601
Principal Investment Strategies of the Fund

BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

3

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.
The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its

4

investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Trust Shares of BlackRock Cash Funds: Treasury outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for SL Agency Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Trust Shares would be substantially similar to SL Agency Shares because Trust Shares and SL Agency Shares are invested in the same portfolio of securities and performance would only differ to the extent that Trust Shares and SL Agency Shares have different expenses. The actual returns and seven-day yields of Trust Shares would have been lower than those of the SL Agency Shares because Trust Shares have higher expenses than the SL Agency Shares.
The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the

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requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1‑888‑204‑3956.
BlackRock Cash Funds: Treasury
SL Agency Shares
ANNUAL TOTAL RETURNS
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

For the periods ended 12/31/23 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	5.08%	1.84%	1.21%

7-Day Yield As of December 31, 2023
BlackRock Cash Funds: Treasury — SL Agency Shares	5.33%
Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.
Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).
Purchase and Sale of Fund Shares

The minimum initial investment for Trust Shares of BlackRock Cash Funds: Treasury is $100,000, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1‑888‑204‑3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.
To be eligible to purchase Trust Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account; or maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.

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Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Treasury through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of BlackRock Cash Funds: Treasury, a government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Fund”). The Fund is a series of BlackRock Funds III (the “Trust”).
How The Fund Invests

The Fund is a “feeder” fund that invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), a mutual fund that has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”
The Fund is a government money market fund managed pursuant to Rule 2a‑7 under the 1940 Act.

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 24.

∎
Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Fund Advisors (“BFA”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 24.

∎	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
The Trust’s Board of Trustees (the “Board”) has chosen not to subject the Fund to discretionary liquidity fees.
BlackRock Cash Funds: Treasury
The investment objective for the Fund is to seek current income as is consistent with liquidity and stability of principal.
The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Fund are payable in U.S. dollars. The Master Portfolio may transfer uninvested cash balances into a single joint account at the Master Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United

9

States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID‑19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.
Operational Risk — The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human errors, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate internal or external processes, and technology or systems failures. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and BFA seek to reduce these operational risks through controls, procedures and oversight. However, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence or effects of such failures. The Fund, including its performance and continued operation, and its shareholders could be negatively impacted as a result.
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.
For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings, and a discussion of the Fund’s investments and risks, please refer to the Fund’s combined Statement of Additional Information (“SAI”).

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Account Information

Shareholder Information

Who is Eligible to Invest?
To be eligible to purchase Trust Shares, you must:

∎	Invest through an employer-sponsored or individual retirement savings plan;

∎	Invest the proceeds rolled over from such retirement savings plan into an individual retirement account (“IRA”);

∎	Maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”); or

∎	Initially invest a minimum of $100,000 directly through the Transfer Agent.
The minimum initial investment amount for Trust Shares of the Fund is $100,000; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.
The Fund offers additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.
In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account.
Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Trust Shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.
Shares of the Fund are only registered for sale in the United States and certain of its territories. Consequently, the Fund generally does not accept investments from non-U.S. residents.
How to Buy Shares
∎
Plan Participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

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Tax‑deferred Investor. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline for purchase and redemption orders than the Fund, as described below.

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Qualified Buyer. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to the Transfer Agent and may impose an earlier deadline than the Fund, as described below.

∎	Direct Buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday.
To purchase shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc. (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received prior to the next NAV cut-off time to receive that NAV.

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Your purchase order must be received in proper form by the Fund or State Street Bank and Trust Company prior to the deadlines noted below on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, at such closing time) to receive that NAV. However, the Fund may also honor a purchase order if the Fund can verify that the purchase order was submitted to a Financial Intermediary that is an authorized agent of the Fund before the applicable deadline.
The Fund will open for business and begin accepting purchase orders at 8:30 a.m. (Eastern time) on any Business Day. Purchase orders for the Fund’s Trust Shares must be received by 5:00 p.m. (Eastern time) on any Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (the “NYSE”) closes early1, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day.
Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
Payment for Trust Shares of the Fund may be made only in federal funds or other immediately available funds. You may be charged for any costs incurred, including any costs incurred to recompute the Fund’s NAV, in connection with a purchase order that has been placed but for which the Fund has not received full payment by the close of the federal funds wire (normally 6:00 p.m. Eastern time) on the day the purchase order was placed. This payment deadline may be extended by one Business Day where a purchase order is processed through certain electronic platforms where same-day cash settlement is impracticable. The Fund will notify a shareholder or Financial Intermediary if its purchase order or payment was not received by an applicable deadline.
The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.
How to Sell Shares
∎
Plan participant and tax‑deferred investor. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Qualified buyer. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to the Transfer Agent.

∎	Direct buyer. See the “Special Instructions for Direct Buyers” section of this prospectus.
To redeem shares of the Fund, you should contact your Financial Intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Redemption orders may be placed either in number of shares or in dollars.
The Fund will open for business and begin accepting redemption orders at 8:30 a.m. (Eastern time) on any Business Day. The Fund will accept redemption orders until 5:00 p.m. (Eastern time) on any Business Day.
Your redemption order must be received in proper form by State Street Bank and Trust Company or your Shareholder Servicing Agent pursuant to an appropriate agreement by the applicable deadline (or, if the Fund closes early, by such closing time) to sell shares at that NAV. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.
If redemption orders are received by State Street Bank and Trust Company on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. The Fund can delay payment for one Business Day.
If you purchased shares through a Financial Intermediary that entity may have its own earlier deadlines for the receipt of the redemption order.
Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day.
Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day.

(1)
SIFMA currently recommends an early close for the bond markets on the following dates: May 24, July 3, November 29, December 24 and December 31, 2024 and April 17, 2025. The NYSE will close early on July 3, November 29 and December 24, 2024.

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The Fund reserves the right to redeem your shares automatically and close your account for any reason, subject to applicable law, and send you the proceeds. For example, the Fund may redeem your shares automatically to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares, as provided from time to time in this prospectus. In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from the Master Portfolio. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.
Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.
Special Instructions for Direct Buyers
A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

∎
To add or redeem shares by phone, call 1‑888‑204‑3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Fund may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.(1)

For purchases, you should instruct your bank to wire funds as follows:
State Street Bank and Trust Company
ABA # 011000028
Attn: Transfer Agent
Account # DDA 00330860
For Further Credit to: BlackRock Funds III
Shareholder Account Name:
Shareholder Account Number:
Fund Share Class Numbers:
1104 (BlackRock Cash Funds: Treasury — Trust Shares)

∎
To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

∎	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.(2)
Additional Purchase and Redemption Information
Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request.
The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
a. For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;
b. For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;
c. For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;
d. For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;
e. For any period that the SEC may by order permit for your protection; or

(1)
The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2)
To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee and provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

14

f. For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).
If the Board, including a majority of the non-interested Trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
The Fund reserves the right to advance the time for accepting purchase or redemption orders on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “How to Buy Shares” and “How to Sell Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the bond markets do not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Fedwire Funds Service is open. To learn whether the Fund is open for business during an emergency or an unanticipated bond market closing, please call (800) 441-7450.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Distribution and Shareholder Servicing Payments

Plan Payments
The Fund has adopted a shareholder servicing plan for certain share classes of the Fund (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders for such share classes.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the shares of the Fund and may cost you more than paying other types of sales charges.
Other Payments by the Fund
In addition to shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BFA, the Fund’s distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BFA, the Fund’s distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BFA, the Fund’s distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA, the Fund’s distributor or their affiliates. For more information, see the SAI.

15

Calculating the Share Price

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order.
The share price of Trust Shares of the Fund is calculated by dividing the value of the net assets of the Fund attributable to Trust Shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of such share class. The NAV per share is generally rounded to the nearest cent for the Fund.
The Fund’s NAV per share is calculated on each Business Day based on the NAV of the Master Portfolio. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Master Portfolio’s shares are determined as of such times.
In computing NAV, the Master Portfolio uses the amortized cost method of valuation, meaning that the calculation is based on a valuation of the assets held by the Master Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. The Fund’s SAI includes more information about the methods for valuing the Master Portfolio’s investments.
The NAV of the Fund is determined on each Business Day as of 5:00 p.m. Eastern time (or, if the Fund closes early, at such closing time).
Fund Distributions

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.
You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.
The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Boards of Trustees of the Trust and MIP have evaluated the risks of market timing activities by the Fund’s shareholders and have determined that due to (i) the nature of the Fund’s portfolio holdings; (ii) the nature of the Fund’s shareholders; and (iii) the Fund’s policy of seeking to maintain the Fund’s NAV per share at $1.00 each day, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Boards of Trustees of the Trust and MIP have not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Federal Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.
Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund’s distributions to you and your tax rate.

16

Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status

Income	Ordinary income(1)

Short-term capital gain	Ordinary income

Long-term capital gain	Long‑term capital gain(2)

(1)  Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).
Provided the Fund is able to maintain a constant NAV per share of $1.00, sales of the Fund’s shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.
In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to backup withholding.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Tax considerations for tax‑exempt or foreign investors or those holding Fund shares through a tax‑deferred account, such as a 401(k) plan or IRA, are generally different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax adviser about your investment.

17

Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.
Feeder Fund Expenses
Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.
Feeder Fund Rights
Under the master/feeder structure, the Board retains the right to withdraw the Fund’s assets from its Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Board decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

18

Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio that has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee through June 30, 2025. BFA and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.
For the fiscal year ended December 31, 2023, BFA received a management fee, net of any applicable waivers, at an annual rate as a percentage of average daily net assets of the Master Portfolio as follows:

Master Portfolio	Management Fee Rates (Net of Applicable Waivers)

Treasury Money Market Master Portfolio	0.07%
BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect wholly-owned subsidiary of BlackRock. As of March 31, 2024, BFA and its affiliates had approximately $10.472 trillion in investment company and other portfolio assets under management.
A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s semi-annual report for the period ended June 30, 2023.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Master Portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Master Portfolio.
Administrative Services

BAL provides the following services, among others, as the Fund’s administrator:

∎	Supervises the Fund’s administrative operations;

∎	Provides or causes to be provided management reporting and treasury administration services;

∎	Financial reporting;

∎	Legal, blue sky and tax services;

∎	Preparation of proxy statements and shareholder reports; and

∎	Engaging and supervising the shareholder servicing agents on behalf of the Fund.
BAL is entitled to receive fees for these services at the annual rate of 0.38% of the average daily net assets of Trust Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the 1940 Act and their counsel, auditing fees, litigation expenses, taxes or extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

19

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BFA or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BFA or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BFA or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by MIP’s Board of Trustees, MIP, on behalf of the Master Portfolio, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Master Portfolio to the extent that the Master Portfolio participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Master Portfolio based on the returns earned on the Master Portfolio’s lending activities, including investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.
The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

20

Financial Highlights

The financial highlights tables are intended to help investors understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Trust Share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Trust Shares of the Fund, assuming reinvestment of all dividends and/or distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund’s audited financial statements, is included in the Fund’s combined annual report. You may obtain copies of the annual report, at no cost, by calling 1‑888‑204‑3956 (toll-free) from 8:30 a.m. to 6:00 p.m. Eastern time on any Business Day.
There were no Trust Shares of the Fund outstanding as of December 31, 2023; as a result, the table below sets forth selected financial data for a SL Agency Share of the Fund outstanding throughout each year presented.

	BlackRock Cash Funds: Treasury
	SL Agency
(For a share outstanding throughout each period)	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00
Net investment income	0.0497	0.0157		0.0001		0.0042	0.0213
Net realized and unrealized gain	0.0000 (a)	0.0000	(a)(b)	0.0000	(a)	0.0001	0.0000	(a)
Net increase from investment operations	0.0497	0.0157		0.0001		0.0043	0.0213
Distributions(c)
From net investment income	(0.0497)	(0.0157)		(0.0001)		(0.0042)	(0.0213)
From net realized gain	—	(0.0000	)(d)	(0.0000	)(d)	(0.0001)	(0.0000	)(d)
Total distributions	(0.0497)	(0.0157)		(0.0001)		(0.0043)	(0.0213)
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(e)
Based on net asset value	5.08%	1.58%		0.01%		0.43%	2.15%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%		0.09%		0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%		0.06%		0.09%	0.09%
Net investment income	4.99%	1.60%		0.00	%(f)	0.37%	2.10%
Supplemental Data
Net assets, end of year (000)	$15,442,877	$14,479,392		$18,813,987		$11,008,718	$10,620,209
(a)  Amount is less than $0.00005 per share.
(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.

21

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website at www.blackrock.com/prospectus/cash.
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund’s Transfer Agent at (888) 204-3956.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third‑party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22

Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

23

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Annual Class Operating Expenses — expenses that cover the costs of operating a share class of the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BFA determines present minimal credit risks to the fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Management Fee — a fee paid to BFA for managing the Master Portfolio.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

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For More Information

Fund and Service Providers

THE FUND
BlackRock Funds III
BlackRock Cash Funds: Treasury
400 Howard Street
San Francisco, California 94105
1-888-204-3956
MANAGER
BlackRock Fund Advisors
400 Howard Street
San Francisco, California 94105
TRANSFER AGENT
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, MA 02171
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Suite 1800
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated April 29, 2024, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling 1‑888‑204‑3956 on any business day. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
Questions
If you have any questions about the Fund, please:

Call:	1‑888‑204‑3956 (toll-free)
8:30 a.m. to 6:00 p.m. (Eastern time)
on any business day.
World Wide Web
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence

Write:	State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
P.O. Box 5493
Boston, Massachusetts 02206
Overnight Mail
State Street Bank and Trust Company
Attn: Quincy Nunnally-Transfer Agency
1776 Heritage Drive
JAB/3
North Quincy, Massachusetts 02171
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call 1‑888‑204‑3956.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑07332

PRO-CF-TRU-0424

STATEMENT OF ADDITIONAL INFORMATION

BlackRock Funds III

BlackRock Cash Funds: Treasury

400 Howard Street, San Francisco, California 94105 • Phone No. (800) 441-7450

This Statement of Additional Information (“SAI”) of BlackRock Funds III (the “Trust”) is not a prospectus and should be read in conjunction with each of the current prospectuses of the Trust dated April 29, 2024, as they may from time to time be supplemented or revised, for Capital, Institutional, Premium, Select and Trust Shares of BlackRock Cash Funds: Treasury (the “Fund”). No investment in shares should be made without reading the appropriate prospectus. All terms used in this SAI that are defined in the prospectuses have the meanings assigned in the prospectuses. This SAI is incorporated by reference in its entirety into each prospectus for Capital, Institutional, Premium, Select and Trust Shares. Copies of the prospectuses and Annual Report and Semi-Annual Report for the Fund may be obtained, without charge, by writing to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206, or by calling 1-888-204-3956 (toll free). The audited financial statements of the Fund are incorporated into this SAI by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2023 (the “Annual Report”).

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

The Trust is an open-end, series management investment company. The Fund has an additional share class which is described in a separate prospectus and a separate SAI. The Fund seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). MIP is an open-end, series management investment company. BlackRock Fund Advisors (“BFA,” the “Manager” or the “Investment Adviser”) serves as investment adviser to the Master Portfolio. References to the investments, investment policies and risks of the Fund, unless otherwise indicated, should be understood to include references to the investments, investment policies and risks of the Fund’s Master Portfolio.

BlackRock Fund Advisors — Investment Adviser

BlackRock Investments, LLC — Distributor

The date of this Statement of Additional Information is April 29, 2024

Fund and Share Class	Ticker Symbol
BLACKROCK CASH FUNDS: TREASURY
Capital Shares	BCYXX
Institutional Shares	BRIXX
Premium Shares	BSPXX
Select Shares	BRSXX
Trust Shares	BYTXX

i

ii

iii

History of the Trust

BlackRock Funds III (the “Trust”) was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware under the name Barclays Global Investors Funds. The Trust was originally organized as a Maryland corporation named Barclays Global Investors Funds, Inc. (the “Maryland corporation”). On August 21, 2001, the Board of Directors of the Maryland corporation approved a proposal to redomicile the Maryland corporation in Delaware as a Delaware statutory trust (the “Redomiciling”). Shareholders of the Maryland corporation approved the Redomiciling on November 16, 2001. The Trust was established with multiple series corresponding to, and having identical designations as, the series of the Maryland corporation. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Maryland corporation and adopted the Maryland corporation’s registration statement. Shortly thereafter, the Maryland corporation was dissolved.

On December 1, 2009, the Trust was renamed BlackRock Funds III and certain of its series were also renamed. Treasury Money Market Fund was renamed BlackRock Cash Funds: Treasury.

The Trust consists of multiple series, including BlackRock Cash Funds: Treasury (the “Fund”). The Fund issues shares in multiple classes, currently including SL Agency, Premium, Capital, Institutional, Select and Trust Shares. SL Agency Shares are discussed in a separate Statement of Additional Information.

The Fund invests all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has substantially the same investment objective, policies and restrictions as the Fund.

The Trust’s principal office is located at 400 Howard Street, San Francisco, California 94105.

Description of the Fund and its Investments and Risks

Investment Objectives and Policies. The Trust is an open-end, series management investment company.

Each of the Fund and the Master Portfolio is a government money market fund under Rule 2a-7.

Each of the Fund and the Master Portfolio is a diversified fund as defined in the 1940 Act. The Fund’s investment objective is set forth in its Prospectuses. The Fund’s investment objective is non-fundamental and can be changed by the Trust’s Board of Trustees (the “Board of Trustees” or the “Board”) without shareholder approval. The investment objective and investment policies of the Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund’s performance. There can be no assurance that the investment objective of the Fund will be achieved.

Master/Feeder Structure. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. The Board of Trustees believes that under normal circumstances, none of the Fund or its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor redeems its interests from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses over a larger asset base) that the Board of Trustees believes may be available through the Fund’s investment in the Master Portfolio may not be fully achieved. In addition, although unlikely, the master/feeder structure may give rise to accounting or operational difficulties.

The fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding interests. Whenever the Fund, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

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Certain policies of the Master Portfolio that are non-fundamental may be changed by vote of a majority of MIP’s Trustees without interestholder approval. If the Master Portfolio’s investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may redeem its interests from the Master Portfolio only if the Board of Trustees determines that such action is in the best interests of the Fund and its shareholders, for this or any other reason. Prior to such redemption, the Board of Trustees would consider alternatives, including whether to seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage the Fund’s portfolio in accordance with its investment objective. In the latter case, the Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Fund.

Investment Restrictions

Fundamental Investment Restrictions of the Fund. The Fund is subject to the following investment restrictions, all of which are fundamental policies. The Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s cash or cash items, investments in U.S. Government securities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to the fundamental policy relating to concentration set forth in paragraph (1) above, the 1940 Act does not define what constitutes “concentration” in an industry and it is possible that interpretations of concentration could change in the future. Accordingly, the policy in paragraph (1) above will be interpreted to

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refer to concentration as that term may be interpreted from time to time. The Fund may invest in other investment companies that may concentrate their assets in one or more industries. The Fund may consider the concentration of such other investment companies in determining compliance with the Fund’s concentration policy.

The Trust has delegated to BFA, an affiliate of BlackRock, Inc. (together with its affiliates, “BlackRock”), the ability to determine the methodology used by the Master Portfolio to classify issuers by industry. BFA defines industries and classifies each issuer according to the industry in which the issuer conducts its principal business activity pursuant to its proprietary industry classification system. In classifying companies by industry, BFA may draw on its credit, research and investment resources and those of BlackRock Institutional Trust Company, N.A. (“BTC”) or its other affiliates, and BFA may (but need not) consider classifications by third-party industry classification systems. BFA believes that its system is reasonably designed so that issuers with primary economic characteristics that are materially the same are classified in the same industry. For example, asset-backed commercial paper may be classified in an industry based on the nature of the assets backing the commercial paper, and foreign banks may be classified in an industry based on the region in which they do business if BFA has determined that the foreign banks within that industry have primary economic characteristics that are materially the same.

A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. To the extent BFA’s classification system results in broad categories, concentration risk may be decreased. On the other hand, to the extent it results in narrow categories, concentration risk may be increased.

With respect to paragraph (3) above, the 1940 Act currently allows the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”) permitting it to borrow through the Interfund Lending Program (discussed below), subject to the conditions of the exemptive order. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of the Fund’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions of the Fund. The Fund has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

(2) The Fund may not invest more than 5% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

(3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) The Fund may not make investments for the purpose of exercising control or management; provided that the Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.

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(5) The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.

(6) The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy will not be changed without providing shareholders with at least 60 days’ prior notice of any change in the policy.

Notwithstanding any other investment policy or restriction (whether or not fundamental), the Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

The fundamental and non-fundamental investment restrictions for the Master Portfolio are identical to the corresponding investment restrictions described above for the Fund, except that, in the case of the Master Portfolio, industry concentration restriction (1), proviso (iii) does not limit investments in repurchase agreements collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investments and Risks

To the extent set forth in this SAI, the Fund, through its investment in the Master Portfolio, may invest in the securities described below to the extent consistent with its status as a government money market fund under Rule 2a-7 under the 1940 Act. To avoid the need to refer to both the Fund and the Master Portfolio in every instance, the following sections generally refer to the Fund only.

The assets of the Fund consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the SEC). The dollar-weighted average maturity of the Fund may not exceed 60 days and the dollar-weighted average life of the Fund may not exceed 120 days. The securities in which the Fund invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that the Fund’s investment objective will be realized as described in its Prospectuses.

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. Practices described below relating to illiquid securities, investment company securities, loans of portfolio securities and repurchase agreements also apply to the Fund.

Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Fund and the borrower. Both the borrower and the Fund have the right to vary the amount of the outstanding indebtedness on the notes. BFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. BFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold the obligation, it may be subject to additional risk of default.

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Asset-Backed Commercial Paper. The Fund may also invest in asset-backed commercial paper. Asset-backed commercial paper is a type of securitized commercial paper product used to fund purchases of financial assets by special purpose finance companies called conduits. The financial assets may include assets such as pools of trade receivables, car loans and leases, and credit card receivables, among others. Asset-backed commercial paper is typically tracked and rated by one or more credit rating agencies. Some asset-backed commercial paper programs maintain a back-up liquidity facility provided by a major bank, which is intended to be used if the issuer is unable to issue new asset-backed commercial paper.

Floating-Rate and Variable-Rate Obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

The Fund may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in the Fund’s portfolio.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, the Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

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If deemed advisable as a matter of investment strategy, the Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

Funding Agreements. The Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Fund will purchase short-term funding agreements only from banks and insurance companies. The Fund may also purchase Guaranteed Investment Contracts.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid.

Illiquid Securities. The Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

Interfund Lending Program. Pursuant to an exemptive order granted by the SEC (the “IFL Order”), an open-end BlackRock fund (referred to as a “BlackRock fund” in this subsection), including the Fund, to the extent permitted by its investment policies and restrictions and subject to meeting the conditions of the IFL Order, has the ability to lend money to, and borrow money from, other BlackRock funds pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, BlackRock funds may lend or borrow money for temporary purposes directly to or from other BlackRock funds (an “Interfund Loan”). All Interfund Loans would consist only of uninvested cash reserves that the lending BlackRock fund otherwise would invest in short-term repurchase agreements or other short-term instruments. Although the Fund may, to the extent permitted by its investment policies, participate in the Interfund Lending Program as a borrower or lender, it typically will not need to participate as a borrower because the Fund is a money market fund and is required to comply with the liquidity provisions of Rule 2a-7 under the 1940 Act.

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If a BlackRock fund has outstanding bank borrowings, any Interfund Loans to such BlackRock fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the BlackRock fund, that event of default will automatically (without need for action or notice by the lending BlackRock fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending BlackRock fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing BlackRock fund.

A BlackRock fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the BlackRock fund has a secured loan outstanding from any other lender, including but not limited to another BlackRock fund, the borrowing BlackRock fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing BlackRock fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the BlackRock fund may borrow through the Interfund Lending Program on a secured basis only. A BlackRock fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the BlackRock fund’s investment restrictions.

No BlackRock fund may lend to another BlackRock fund through the Interfund Lending Program if the loan would cause the lending BlackRock fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A BlackRock fund’s Interfund Loans to any one BlackRock fund shall not exceed 5% of the lending BlackRock fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending BlackRock fund and may be repaid on any day by a borrowing BlackRock fund.

The limitations described above and the other conditions of the IFL Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending BlackRock fund and the borrowing BlackRock fund. However, no borrowing or lending activity is without risk. When a BlackRock fund borrows money from another BlackRock fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the borrowing BlackRock fund may have to seek to borrow from a bank, which would likely involve higher rates, seek an Interfund Loan from another BlackRock fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing BlackRock fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending BlackRock fund or force the lending BlackRock fund to borrow or liquidate securities to meet its liquidity needs. No BlackRock fund may borrow more than the amount permitted by its investment restrictions. There can be no assurance that an interfund loan will be available to a borrowing or lending BlackRock fund.

Investment Company Securities. The Fund may invest in shares of open-end investment companies, including investment companies that are affiliated with the Fund and BFA, that are money market funds to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

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Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the Fund may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

Loan Participation Agreements. The Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be made to issuers in whose obligations the Fund may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary under the terms of the loan participation for the Fund to assert its rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Fund could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as creditors of the issuing bank (rather than of the underlying corporate borrower), so that the Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Fund may be treated as illiquid.

Medium-Term Notes. The Fund may invest in medium-term notes that have remaining maturities that are consistent with the conditions of Rule 2a-7. Medium-term notes are a form of corporate debt financing. They are often issued on a regular or continuous basis without the requirement to produce a new set of legal documentation at the time of each issuance. Medium-term notes have maturities that range widely based on the needs of the issuer; although they most often mature between nine months and ten years, they may have longer maturities.

Mortgage Pass-Through Securities. The Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government entities or U.S. Government-sponsored enterprises including: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

The Fund may, to the extent permitted by Rule 2a-7 under the 1940 Act, invest in mortgage securities issued by private non-government entities. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities or government-sponsored enterprises. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators.

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In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities issued by government entities, government-sponsored enterprises or non-government entities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate. Non-government mortgage securities may be subject to greater price changes than government issues.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund may use TBA transactions in several ways. For example, the Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Fund to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.

Municipal Securities. The Fund may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Fund may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

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The Fund will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.

Negative Interest Rate Scenarios. Should a negative interest rate scenario ever occur that causes a government money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable net asset value of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. If a fund converts to a floating NAV, any losses the fund experiences due to negative interest rates will be reflected in a declining NAV per share. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. This means that such an investor would lose money when the fund cancels shares. In either situation, the Board will need to determine that the approach is in the best interests of the fund and will need to ensure shareholders are provided adequate disclosures around the consequences of the approach chosen by the Board for the fund.

Non-U.S. Obligations. The Fund may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Fund may invest. The Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Participation Interests. The Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund’s participation interest bears to the total principal amount of the underlying securities.

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.

Recent Market Events. Stresses associated with the 2008 financial crisis in the United States and global economies peaked over a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but

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the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

Governments and regulators may take actions that affect the regulation of the Fund or the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Fund’s abilities to achieve its investment objectives or otherwise adversely impact an investment in the Fund. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) that was first detected in China in December 2019 developed into a global pandemic. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Disruptions in markets can adversely impact a Fund and its investments. Further, certain local markets have been or may be subject to closures, and there can be no certainty regarding whether trading will continue in any local markets in which a Fund may invest, when any resumption of trading will occur or, once such markets resume trading, whether they will face further closures. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in such market. The outbreak could also impair the information technology and other operational systems upon which a Fund’s service providers, including BlackRock, rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform critical tasks relating to the Fund. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. In the past, governmental and quasi-governmental authorities and regulators through the world have at times responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments. Public health crises caused by the outbreak may exacerbate other preexisting political, social and economic risks in certain countries or globally. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of this outbreak or others and their effects cannot be determined with certainty.

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Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. In accordance with guidance issued by the Staff of the SEC, the Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board of Trustees has established and periodically reviews procedures applicable to transactions involving such joint accounts. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

The collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated in any category by NRSROs, including collateral that may be below investment grade. Collateral for a repurchase agreement may also include securities that the Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a money market fund, the repurchase obligation of a seller must involve minimal credit risk to the Fund, and otherwise satisfy credit quality standards set forth in the Fund’s Rule 2a-7 procedures.

Repurchase agreements pose certain risks for the Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

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Securities Lending. The Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund’s total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or none at all, which could lead to reduced securities lending revenue). If the Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund’s investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. The securities lending agent will take into account the tax effects on shareholders caused by this difference in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).

Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

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Unrated Investments. If permitted by its investment strategies, the Fund may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other investments that are permitted for purchase by the Fund, and they are purchased in accordance with the Trust’s procedures adopted by the Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Fund, a security may cease to be rated or its rating may be reduced. If a portfolio security ceases to be an eligible security under Rule 2a-7 (e.g., no longer presents minimal credit risks in the determination of BFA), or there is a default with respect to the portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Fund shall dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, unless the Board of Trustees finds that the disposal of such security would not be in the Fund’s best interests.

U.S. Government Obligations. The Fund may invest in U.S. Government obligations, including securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. Treasury Obligations. U.S. Treasury obligations are direct obligations of the U.S. Government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program.

Disclosure of Portfolio Holdings

The Board of Trustees of the Trust, the Board of Trustees of MIP and the Board of Directors of BFA have each approved Portfolio Information Distribution Guidelines (the “Policy”) regarding the disclosure of the Fund’s or Master Portfolio’s portfolio securities, as applicable, and other portfolio information. The purpose of the Policy is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no earlier or more frequently than shareholders and prospective shareholders.

Pursuant to the Policy, the Trust, MIP and BFA may, under certain circumstances as set forth below, make selective disclosure with respect to the Fund’s or Master Portfolio’s Portfolio Characteristics (as defined below) and Portfolio Holdings (as defined below). The Boards of Trustees of the Trust and MIP and the Board of Directors of BFA have each approved the adoption by the Trust and MIP, respectively, of the Policy, and employees of BFA are responsible for adherence to the Policy. The Boards of Trustees of the Trust and MIP provide ongoing oversight of the Trust’s, MIP’s and BFA’s compliance with the Policy.

Disclosure of material non-public information (“Confidential Information”) about the Fund’s or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics is prohibited, except as provided in the Policy.

Confidential Information relating to the Trust or MIP may not be distributed to persons not employed by BlackRock unless the Trust or MIP has a legitimate business purpose for doing so and confidentiality obligations are in effect, as appropriate.

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Portfolio Holdings: “Portfolio Holdings” are a Fund’s portfolio securities and other instruments, and include, but are not limited to:

•	for equity securities, information such as issuer name, CUSIP, ticker symbol, total shares and market value;

•	for fixed income securities, information such as issuer name, CUSIP, ticker symbol, coupon, maturity, current face value, market value, yield, WAL, duration and convexity;

•	for all securities, information such as quantity, SEDOL and market price as of a specific date;

•	for derivatives, indicative data including, but not limited to, pay leg, receive leg, notional amount, reset frequency and trade counterparty; and

•

for trading strategies, specific portfolio holdings, including the number of shares held, weightings of particular holdings, trading details, pending or recent transactions and portfolio management plans to purchase or sell particular securities or allocation within particular sectors.

Portfolio Characteristics (excluding Liquidity Metrics): “Portfolio Characteristics” include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, risk related information (e.g., value at risk, standard deviation), ROE, P/E, P/B, P/CF, P/S and EPS.

•

Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

Portfolio Characteristics — Liquidity Metrics:

•

“Liquidity Metrics” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology which include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology.

•	The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to SEC Rule 22e-4 (including SEC liquidity tiering) is not permitted unless pre-approved.

•

Disclosure of Liquidity Metrics pursuant to Section 3 of the Policy should be reviewed by BlackRock’s Risk and Quantitative Analysis Group and the relevant portfolio management team prior to dissemination.

Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the SEC (e.g., a fund’s annual report), through a press release or placement on a publicly-available internet website), or information derived or calculated from such public sources shall not be deemed Confidential Information.

Portfolio Holdings and Portfolio Characteristics may be disclosed in accordance with the below schedule.

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Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods for Portfolio Holdings
	Prior to 20 Calendar Days After Month-End	20 Calendar Days After Month-End To Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds*, BlackRock Core Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V, BlackRock Strategic Global Bond Fund, Inc., Master Total Return Portfolio of Master Bond LLC, BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc., BlackRock Sustainable Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Systematic Multi-Strategy Fund (each of whose portfolio holdings may be disclosed 60 calendar days after month-end). BlackRock generally discloses portfolio holdings information on the lag times established herein on its public website. If Portfolio Holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Time Periods for Portfolio Characteristics
Portfolio Characteristics (Excluding Liquidity Metrics)	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.*, **	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics — Liquidity Metrics	Prior to 60 Calendar Days After Calendar Quarter-End	60 Calendar Days After Calendar Quarter-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.	May disclose to shareholders, prospective shareholders, intermediaries and consultants; provided portfolio management has approved. If Liquidity Metrics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

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* Global Allocation Exception: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain Portfolio Characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund is available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in these guidelines. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

** Strategic Income Opportunities Exception: Information on certain Portfolio Characteristics of BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

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Money Market Funds ***,****

Time Periods
	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

• Weekly portfolio holdings information released on the website at least one business day after week-end except:

○ Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

○ For Government money market funds, daily portfolio holdings are released on the website the following business day.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

• Historical net asset values (“NAVs”) calculated based on market factors (e.g., marked-to-market).

• Percentage of Fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7).

• Daily net inflows and outflows

• Yields, SEC yields, WAM, WAL, current assets.

• Other information as may be required by Rule 2a-7.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

*** BlackRock Short Obligation. Fund’s holdings may be disclosed in accordance with the frequency for money market funds.

**** Circle Reserve Fund Exception: Information on portfolio holdings and certain portfolio characteristics of the Circle Reserve Fund may be made available to the sole shareholder of the Fund, upon request, on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Trustees of the Trust or MIP and their respective counsel, outside counsel for the Trust or MIP, the Trust’s or

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MIP’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Trust’s or MIP’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i)	the preparation and posting of the Fund or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics to its website on a more frequent basis than authorized above;

(ii)	the disclosure of the Fund or Master Portfolio’s Portfolio Holdings to third-party service providers not noted above; and

(iii)	the disclosure of the Fund or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are typically available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund or Master Portfolio performance, rolling 12-month average and benchmark performance.

Other Information. The Policy shall also apply to other Confidential Information of the Fund or Master Portfolio such as performance attribution analyses or security-specific information (e.g., information about Fund or Master Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund or Master Portfolio and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither the Fund or Master Portfolio, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form in connection with the disclosure of information about the Fund or Master Portfolio’s Portfolio Holdings or Portfolio Characteristics.

Ongoing Arrangements. BFA has entered into ongoing agreements to provide selective disclosure of Fund or Master Portfolio Portfolio Holdings to the following persons or entities:

1.	Trust’s Board of Trustees, MIP’s Board of Trustees and, if necessary, independent Trustees’ counsel and Trust/MIP counsel.

2.	Trust’s/MIP’s Transfer Agent.

3.	Trust’s/MIP’s Custodian.

4.	Trust’s/MIP’s Administrator, if applicable.

5.	Trust’s/MIP’s independent registered public accounting firm.

6.	Trust’s/MIP’s accounting services provider.

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch.

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data and iMoneyNet.

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9.

Pricing Vendors — Refinitiv, ICE Data Services, Bloomberg, IHS Markit, JP Morgan Pricing-Direct, Loan Pricing Corporation, Valuation Research Corporation, Murray, Devine & Co., Inc. and WM Company PLC.

10.	Portfolio Compliance Consultants — Oracle Financial Services.

11.

Third-party feeder funds — Stock Index Fund, a series of Homestead Funds, Inc.; Transamerica Stock Index, a series of Transamerica Funds; and Alight Money Market Fund, a series of Alight Series Trust and their respective boards, sponsors, administrators and other service providers.

12.	Affiliated feeder funds — Treasury Money Market Fund (Cayman) and its board, sponsor, administrator and other service providers.

13.

Other — Investment Company Institute, Goldman Sachs Asset Management, L.P., Mizuho Asset Management Co., Ltd., Nationwide Fund Advisors, State Street Bank and Trust Company, Donnelley Financial Solutions, Inc., Silicon Valley Bank and BNY Mellon Markets.

With respect to each such arrangement, the Trust or MIP has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, MIP, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Trust, MIP and BFA monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s, MIP’s and BFA’s Codes of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BFA’s compliance personnel under the supervision of the Trust’s or MIP’s Chief Compliance Officer, monitor BFA’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BFA maintains an internal restricted list to prevent trading by the personnel of BFA or its affiliates in securities — including securities held by the Fund/Master Portfolio — about which BFA has Confidential Information. There can be no assurance, however, that the Trust’s or MIP’s policies and procedures with respect to the selective disclosure of Portfolio Holdings will prevent the misuse of such information by individuals or firms that receive such information.

Management

The Board of Trustees of the Trust consists of twelve individuals (each, a “Trustee”), ten of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The same individuals serve on the Board of Trustees of MIP. The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). The Trust and MIP are included in the BlackRock Fund Complex referred to as the BlackRock Multi-Asset Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the BlackRock Multi-Asset Complex.

The Board has overall responsibility for the oversight of the Trust and the Fund. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee. The role of the Chair of the Board is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive

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session or with other service providers to the Fund. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Fund and associated risks in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and the Fund’s investment objective and strategies. The Board reviews, on an ongoing basis, the Fund’s performance, operations and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Fund.

Day-to-day risk management with respect to the Fund is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Fund, sub-advisers and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Audit Committee. The members of the Audit Committee (the “Audit Committee”) are Henry R. Keizer (Chair), Neil A. Cotty, Lena G. Goldberg and Kenneth L. Urish, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of the Fund’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for the Fund; (3) review the conduct and results of each independent audit of the Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of the Fund and the internal controls of the Fund and certain service providers; (5) oversee the performance of the Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and the Fund’s Independent Registered Public Accounting Firm the performance and findings of the Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to the Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2023, the Audit Committee met five times.

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Governance and Nominating Committee. The members of the Governance and Nominating Committee (the “Governance Committee”) are Cynthia A. Montgomery (Chair), Susan J. Carter, Collette Chilton and Henry R. Keizer all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2023, the Governance Committee met nine times.

Compliance Committee. The members of the Compliance Committee (the “Compliance Committee”) are Lena G. Goldberg (Chair), Cynthia A. Montgomery, Donald C. Opatrny, Kenneth L. Urish and Claire A. Walton, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BFA and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2023, the Compliance Committee met four times.

Performance Oversight Committee. The members of the Performance Oversight Committee (the “Performance Oversight Committee”) are Donald C. Opatrny (Chair), Susan J. Carter, Collette Chilton, Neil A. Cotty and Claire A. Walton, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, the Fund’s investment objective, policies and practices; (2) review information on the Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of the Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2023, the Performance Oversight Committee met four times.

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Ad Hoc Topics Committee. The members of the Ad Hoc Topics Committee (the “Ad Hoc Topics Committee”) are Mark Stalnecker (Chair) and Lena G. Goldberg, both of whom are Independent Trustees, and John M. Perlowski, who serves as an interested Trustee. The principal responsibilities of the Ad Hoc Topics Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Ad Hoc Topics Committee by the Board. The Board has adopted a written charter for the Ad Hoc Topics Committee. During the fiscal year ended December 31, 2023, the Ad Hoc Topics Committee did not meet.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund’s investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

Susan J. Carter	Susan J. Carter has over 35 years of experience in investment management. She has served as President & Chief Executive Officer of Commonfund Capital, Inc. (“CCI”), a registered investment adviser focused on non-profit investors, from 1997 to 2013, Chief Executive Officer of CCI from 2013 to 2014 and Senior Advisor to CCI in 2015. Ms. Carter also served as trustee to the Pacific Pension Institute from 2014 to 2018, as trustee to the Financial Accounting Foundation from 2017 to 2021, Advisory Board Member for the Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021, Advisory Board Member for Bridges Fund Management from 2016 to 2018, and Advisory Board Member for Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022. She currently serves as Member of the President’s Counsel for Commonfund and Practitioner Advisory Board Member for Private Capital Research Institute (“PCRI”). These positions have provided her with insight and perspective on the markets and the economy.

Collette Chilton	Collette Chilton has over 20 years of experience in investment management. She held the position of Chief Investment Officer of Williams College from October 2006 to June 2023. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy.

Neil A. Cotty	Neil A. Cotty has more than 30 years of experience in the financial services industry, including 19 years at Bank of America Corporation and its affiliates, where he served, at different times, as the Chief Financial Officer of various businesses including Investment Banking, Global Markets, Wealth Management and Consumer and also served ten years as the Chief Accounting Officer for Bank of America Corporation. Mr. Cotty has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

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Trustees	Experience, Qualifications and Skills

Lena G. Goldberg	Lena G. Goldberg has more than 20 years of business and oversight experience, most recently through her service as a senior lecturer at Harvard Business School. Prior thereto, she held legal and management positions at FMR LLC/Fidelity Investments as well as positions on the boards of various Fidelity subsidiaries over a 12-year period. She has additional corporate governance experience as a member of board and advisory committees for privately held corporations and non-profit organizations. Ms. Goldberg also has more than 17 years of legal experience as an attorney in private practice, including as a partner in a law firm.

Henry R. Keizer	Henry R. Keizer brings over 40 years of executive, financial, operational, strategic and global expertise gained through his 35 year career at KPMG, a global professional services organization and by his service as a director to both publicly and privately held organizations. He has extensive experience with issues facing complex, global companies and expertise in financial reporting, accounting, auditing, risk management, and regulatory affairs for such companies. Mr. Keizer’s experience also includes service as an audit committee chair to both publicly and privately held organizations across numerous industries including professional services, property and casualty reinsurance, insurance, diversified financial services, banking, direct to consumer, business to business and technology. Mr. Keizer is a certified public accountant and also served on the board of the American Institute of Certified Public Accountants. Mr. Keizer has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Donald C. Opatrny	Donald C. Opatrny has more than 40 years of business, oversight and executive experience, including through his service as president, director and investment committee chair for academic and not-for-profit organizations, and his experience as a partner, managing director and advisory director at Goldman Sachs for 32 years. He also has investment management experience as a board member of Athena Capital Advisors LLC.

Mark Stalnecker	Mark Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Claire A. Walton	Claire A. Walton has over 25 years of experience in investment management. She has served as the Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015, an investment manager that specialized in long/short non-U.S. equity investments, and was an owner and General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023, a firm focusing on long/short equities in global emerging and frontier markets. These positions have provided her with insight and perspective on the markets and the economy.

Interested Trustees

Robert Fairbairn	Robert Fairbairn has more than 25 years of experience with BlackRock, Inc. and over 30 years of experience in finance and asset management. In particular, Mr. Fairbairn’s positions as Vice Chairman of BlackRock, Inc., Member of BlackRock’s Global Executive and Global Operating Committees and Co-Chair of BlackRock’s Human Capital Committee provide the Board with a wealth of practical business knowledge and leadership. In addition, Mr. Fairbairn has global investment management and oversight experience through his former positions as Global Head of BlackRock’s Retail and iShares® businesses, Head of BlackRock’s Global Client Group, Chairman of BlackRock’s international businesses and his previous oversight over BlackRock’s Strategic Partner Program and Strategic Product Management Group. Mr. Fairbairn also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

John M. Perlowski	John M. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Accounting and Product Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies. Mr. Perlowski also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

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Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and other investment company directorships.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 164 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, CCI (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management from 2016 to 2018; Practitioner Advisory Board Member, PCRI since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, Commonfund since 2023.	28 RICs consisting of 164 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Senior advisor, Insignia since 2024; Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	28 RICs consisting of 164 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 164 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Pioneer Public Interest Law Center since 2023; Director, Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President – Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 164 Portfolios	None

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 164 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	None

Donald C. Opatrny 1952	Trustee (Since 2019)	Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; Member of Affordable Housing Supply Board of Jackson, Wyoming from 2017 to 2022; Member, Investment Funds Committee, State of Wyoming from 2017 to 2023; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.	28 RICs consisting of 164 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	28 RICs consisting of 164 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.	28 RICs consisting of 164 Portfolios	None

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees[4]

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	96 RICs consisting of 266 Portfolios	None

John M. Perlowski[5] 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	98 RICs consisting of 268 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001.
[2]	Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
[3]	In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
[4]	Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust and MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.
[5]	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Certain biographical and other information relating to the officers of the Trust who are not Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2002; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Global Markets Group since 2016 and Human Capital Committee since 2023.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since 2019.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

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Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)	Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018.

[1]	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001.
[2]	Officers of the Trust and MIP serve at the pleasure of the Board.

Share Ownership Information. Information relating to each Trustee’s share ownership in the Fund and in all BlackRock-advised Funds that are currently overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2023 is set forth in the chart below. Amounts shown may include shares as to which a Trustee has indirect beneficial ownership, such as through participation in certain family accounts, 529 college savings plan interests, or similar arrangements where the Trustee has beneficial economic interest but not a direct ownership interest.

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Supervised Funds

Independent Trustees

Susan J. Carter	None	Over $100,000

Collette Chilton	None	Over $100,000

Neil A. Cotty	None	Over $100,000

Lena G. Goldberg	None	Over $100,000

Henry R. Keizer	None	Over $100,000

Cynthia A. Montgomery	None	Over $100,000

Donald C. Opatrny	None	Over $100,000

Mark Stalnecker	None	Over $100,000

Kenneth L. Urish	None	Over $100,000

Claire A. Walton	None	Over $100,000

Interested Trustees

Robert Fairbairn	None	Over $100,000

John M. Perlowski	None	Over $100,000

Ownership of Securities of Certain Entities. As of April 4, 2024, the Trustees and officers of the Trust as a group directly or indirectly owned an aggregate of less than 1% of any class of the outstanding shares of the Fund. As of December 31, 2023, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of the Fund’s investment adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees. Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $335,000 per year for his or her services as a board member of the BlackRock-advised Funds in the BlackRock Multi-Asset Complex, including the Trust and MIP, and a $20,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of

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this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid as compensation an additional annual retainer of $45,000, respectively. The Chair of the Boards is paid an additional annual retainer of $150,000.

The following table sets forth the compensation MIP paid to the Trustees on behalf of the Master Portfolio for the fiscal year ended December 31, 2023 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2023. The Trustees received no additional compensation from the Trust on behalf of the Fund.

Name	Compensation from the Master Portfolio	Estimated Annual Benefits upon Retirement	Aggregate Compensation from the Master Portfolio and Other BlackRock- Advised Funds[1]

Independent Trustees

Susan J. Carter	$15,052	None	$425,000

Collette Chilton	$15,052	None	$425,000

Neil A. Cotty	$15,052	None	$425,000

Lena G. Goldberg[2]	$17,050	None	$470,000

Henry R. Keizer[3]	$17,050	None	$470,000

Cynthia A. Montgomery[4]	$17,050	None	$470,000

Donald C. Opatrny[5]	$17,050	None	$470,000

Mark Stalnecker[6]	$21,711	None	$575,000

Kenneth L. Urish	$15,052	None	$425,000

Claire A. Walton	$15,052	None	$425,000

Interested Trustees

Robert Fairbairn	None	None	None

John M. Perlowski	None	None	None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see “Biographical Information” beginning on page 26.
[2]	Chair of the Compliance Committee.
[3]	Chair of the Audit Committee.
[4]	Chair of the Governance Committee.
[5]	Chair of the Performance Oversight Committee.
[6]	Chair of the Board and Chair of the Ad Hoc Topics Committee.

Codes of Ethics. The Trust, BFA and BlackRock Investments, LLC, the Fund’s distributor (the “Distributor”) have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies of the Master Portfolio. The Board of Trustees of MIP has delegated the voting of proxies for the Master Portfolio’s securities to BFA pursuant to BFA’s proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”). Under the BlackRock Proxy Voting Guidelines, BFA will vote proxies related to the securities held by the Master Portfolio in the best interests of the Master Portfolio and its stockholders. From time to time, a vote may present a conflict between the interests of the Master Portfolio’s stockholders, on the one hand, and those of BFA, or any affiliated person of MIP or BFA, on the other. The Manager maintains policies and procedures that are designed to prevent undue influence on the Manager’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and the Manager, the Manager’s affiliates, the Fund or the Fund’s affiliates. Most conflicts are managed through a structural separation of the Manager’s Corporate Governance Group from the Manager’s employees with sales and client responsibilities. In addition, the Manager maintains procedures

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to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to the Manager’s relationship with the issuer of the proxy or dissident shareholder. In certain instances, the Manager may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. Copies of MIP’s Proxy Voting Policy and BlackRock’s Global Principles are attached as Appendix A.

Information on how the Master Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

Shareholder Communication to the Board of Trustees. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

Potential Conflicts of Interest. Certain activities of BFA, BlackRock Advisors, LLC, BlackRock, Inc. and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Fund and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including, the business units or entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Fund. These are considerations of which investors in the Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by the Fund.

BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock seeks to purchase or sell the same assets for client accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding the Fund are based on research or other information that is also used to

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support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding the Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.

BlackRock, on behalf of other client accounts, on the one hand, and the Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which the Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Fund) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to the Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Fund.

In addition, to the extent permitted by applicable law, the Fund may invest its assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.

In certain circumstances, BlackRock, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Fund, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Fund. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of the Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.

From time to time, the Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other

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accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of the Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing the Fund.

The Fund may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Fund, the investment management fee amounts paid by the Fund to BlackRock may also increase. The net asset value and liquidity of the Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients.

In addition, certain principals and certain employees of the Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in the Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund in which clients of BlackRock, or, to the extent permitted by the Commission and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of BlackRock.

BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which the Fund invests or which may be based on the performance of the Fund. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. BlackRock will receive certain payments for licensing intellectual property belonging to BlackRock and for facilitating provision of data in connection with such derivative products, which may include payments based on the trading volumes of, or revenues generated by, the derivative products. The Fund and other accounts managed by BlackRock may from time to time transact in such derivative products where permitted by the Fund’s investment strategy, which could contribute to the viability of such derivative products by making them more appealing to funds and accounts managed by third parties, and in turn lead to increased payments to BlackRock. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock.

The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund.

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At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, the Fund will deal with BlackRock on an arms-length basis.

To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for the Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Fund. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for the Fund or BlackRock.

Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Fund as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Fund or its shareholders will be required, and no fees or other compensation payable by the Fund or its shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.

When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Fund, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Fund.

The Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with the Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.

BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Fund. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.

As part of its securities lending program, BlackRock indemnifies the Fund and certain other clients and/or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock established program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).

BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant

34

to the various program limits (i.e. indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.

BlackRock may decline to make a securities loan on behalf of the Fund, discontinue lending on behalf of the Fund or terminate a securities loan on behalf of the Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact the Fund by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall.

Purchases and sales of securities and other assets for the Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock, unless prohibited by applicable law, may cause the Fund or account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. Under the European Union’s (the “EU”) Markets in Financial Instruments Directive, EU investment managers, including BlackRock International Limited (“BIL”) which acts as a sub-adviser to certain BlackRock-advised Funds, pay for research from brokers and dealers directly out of their own resources, rather than through client commissions.

Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Fund, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter (“OTC”) transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

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BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Fund. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for the Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Fund, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock may, subject to compliance with applicable law, purchase and hold shares of the Fund. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock reserves the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of the Fund acquired for its own accounts. A large redemption of shares of the Fund by BlackRock could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on the Fund and other shareholders in deciding whether to redeem its shares but is not obligated to do so and may elect not to do so.

It is possible that the Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for the Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock in the course of these activities. In addition, from time to time, the activities of BlackRock may limit the Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.

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BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Fund. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Fund or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Fund or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Fund may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by the Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to the Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

To the extent permitted by applicable law, the Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in the Fund bearing some additional expenses.

BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that the Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.

BlackRock will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules or guidance adopted under the 1940 Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Fund and/or BlackRock by the Commission. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of the Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of the Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if

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personnel of BlackRock serve as directors of companies the securities of which the Fund wishes to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Fund may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.

The investment activities of BlackRock for its proprietary accounts and for client accounts may also limit the investment strategies and rights of the Fund. For example, in certain circumstances where the Fund invests in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership restrictions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by BlackRock for its proprietary accounts and for client accounts (including the Fund) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Fund or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Fund) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of its clients (including the Fund) may limit purchases, sell existing investments, or otherwise restrict, forgo or limit the exercise of rights (including transferring, outsourcing or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Fund), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Fund may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Fund’s using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to the Fund and the Fund is under no obligation to use BlackRock indices. If the Fund enters into a license for a BlackRock index, it cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to the Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Fund, the benefits

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of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to the Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to the Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.

Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.

BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Fund, that engage the service provider (typically the custodian). The Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.

BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that the Fund enter into or renew an arrangement with the service provider.

In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.

Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.

Control Persons and Principal Holders of Securities

To the knowledge of the Trust, the following owned of record or beneficially 5% or more of a class of the Fund’s shares as of April 2, 2024:

Name of Share Class	Name and Address of Shareholder	Percentage of Share Class

Institutional Shares	BOFA SECURITIES, INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: MONEY FUND OPERATIONS 200 NORTH COLLEGE STREET. 3RD FLOOR Charlotte, NC 28255	38.74%

	MAC & CO 500 GRANT ST. RM. 151-1010 Pittsburgh, PA 15258	10.30%

	BBH & CO. AS CUSTOMERS FOR THE ADV. INNER CIRCLE FUND III - FS MULTI. ALT. FUND 140 BROADWAY New York, NY 10005	9.74%

	THE TRUSTEES OF THE UNIVERSITY OF PENNSYLVANIA ATTN: OFFICE OF THE TREASURER 3451 WALNUT STREET, SUITE 737 Philadelphia, PA	6.37%

SL Agency Shares	ISHARES SHORT TREASURY BOND ETF C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	15.76%

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Name of Share Class	Name and Address of Shareholder	Percentage of Share Class

	BANK OF NEW YORK MELLON FBO ISHARES CORE S&P SMALL-CAP ETF 240 GREENWICH STREET New York, NY 10007	11.22%

	ISHARES IBONDS DEC 2024 TERM TREASURY ETF C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	7.86%

	JPMORGAN CHASE BANK, N.A. 4 CHASE METROTECH CENTER, FLOOR 3 Brooklyn, NY 11245	5.36%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of the Fund, or is identified as the holder of record of more than 25% of the Fund and has voting and/or investment powers, such shareholder may be presumed to control the Fund.

Investment Adviser and Other Service Providers

Investment Adviser. The Fund is a feeder fund in a master/feeder structure. As a result the Fund invests all of its assets in the Master Portfolio. The Master Portfolio has retained BFA as the investment adviser to manage its assets.

Advisory Fees. BFA is entitled to receive monthly fees at the annual rate of 0.10% of the Master Portfolio’s average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BFA has contractually agreed to waive a portion of its management fees and accept payment at an annual rate of 0.07% through June 30, 2025 with respect to the Master Portfolio. Pursuant to the investment advisory contract between BFA and MIP on behalf of the Master Portfolio (“Advisory Contract”), BFA furnishes MIP’s Board of Trustees with periodic reports on the investment strategy and performance of the Master Portfolio.

BFA is an indirect wholly-owned subsidiary of BlackRock, Inc.

The Advisory Contract is subject to annual approval by (i) MIP’s Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of the Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP’s Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days’ written notice, by either party. The Advisory Contract will terminate automatically, as to the Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

For the past three fiscal years, the Master Portfolio paid to BFA the following management fees, net of waivers and/or offsetting credits:

Fiscal Year Ended December 31,
2021	2022	2023

$12,423,446	$13,191,352	$14,915,434

For the past three fiscal years, BFA waived the following management fees with respect to the Master Portfolio:

Fiscal Year Ended December 31,
2021	2022	2023

$9,210,431	$5,734,663	$6,477,141

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP, and the independent registered public accounting firm that provides audit services in connection with the Master

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Portfolio (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Master Portfolio for such MIP Independent Expenses through June 30, 2025.

For the past three fiscal years, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against management fees paid by the Master Portfolio:

Fiscal Year Ended December 31,
2021	2022	2023

$193,458	$176,420	$197,583

Administrator. The Trust has engaged BAL to provide certain administration services to the Fund. Pursuant to an Administration Agreement with the Trust, BAL and its affiliates provide as administration services, among other things: supervision of the administrative operation of the Trust and the Fund, provision of management reporting and treasury administration services, financial reporting, legal and tax services, and preparation of proxy statements and shareholder reports for the Fund. BAL and its affiliates also furnish office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by BFA. BAL and its affiliates also pay the compensation of the Trust’s Trustees who are not Independent Trustees and of officers and employees who are affiliated with the Trust. For providing such services, BAL is entitled to a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets attributable to Institutional Shares, 0.07% of the Fund’s average daily net assets attributable to Capital Shares, 0.10% of the Fund’s average daily net assets attributable to Premium Shares, 0.15% of the Fund’s average daily net assets attributable to Select Shares (0.13% pursuant to BAL’s contractual agreement to waive a portion of its administration fees attributable to Select Shares through June 30, 2025) and 0.38% of the Fund’s average daily net assets attributable to Trust Shares.

BAL also may engage and supervise Shareholder Servicing Agents, as defined in “Shareholder Servicing Agents” below, on behalf of the Fund.

In addition, BAL has agreed to bear all costs of the Fund’s and the Trust’s operations, including, in the case of Institutional Shares, shareholder servicing fees of up to 0.05%, in the case of Capital Shares, shareholder servicing fees of up to 0.07%, in the case of Premium Shares, shareholder servicing fees of up to 0.10%, in the case of Select Shares, shareholder servicing fees of up to 0.15%, and, in the case of Trust Shares, shareholder servicing fees of up to 0.25% and processing fees of up to 0.13%, but not including brokerage expenses, advisory fees, distribution plan expenses, certain fees and expenses related to the Trust’s Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

BAL has agreed to bear all costs of the Master Portfolio’s and MIP’s operations, other than brokerage expenses, management fees, distribution plan expenses, MIP Independent Expenses, litigation expenses, taxes or other extraordinary expenses. Expenses attributable only to the Master Portfolio will be charged only against the assets of the Master Portfolio. General expenses of MIP will be allocated among its portfolios in a manner that is proportionate to the net assets of the Master Portfolio, on a transactional basis as the Board of Trustees deems equitable.

BAL is not entitled to compensation for providing administration services to the Master Portfolio for so long as BAL is entitled to compensation for providing administration services to the Fund that invests substantially all of its assets in the Master Portfolio, or BAL or an affiliate receives management fees from the Master Portfolio. The Fund allocates all expenses of the Master Portfolio, including the Master Portfolio’s management fee, to each share class in proportion to the aggregate net asset value of such class as compared to all classes of the Fund in accordance with the Fund’s multi-class plan under Rule 18f-3 under the 1940 Act.

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For the past three fiscal years, the Fund paid the following administration fees to BAL, net of waivers and/or offsetting credits:

Fiscal Year Ended December 31,
2021	2022	2023

$443,851	$4,485,285	$5,489,587

For the past three fiscal years, BAL waived the following administration fees with respect to the Fund:

Fiscal Year Ended December 31,
2021	2022	2023

$5,251,185	$248,193	$0

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust, and the independent registered public accounting firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Fund for such Independent Expenses through June 30, 2025.

For the past three fiscal years, BAL provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Fund:

Fiscal Year Ended December 31,
2021	2022	2023

$11,688	$10,948	$10,944

Distributor. BlackRock Investments, LLC (previously defined as the “Distributor”) is the distributor for the Fund’s shares. The Distributor is a registered broker-dealer located at 50 Hudson Yards, New York, NY 10001.

The Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of the Fund (the “Distribution Agreement”). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

Shareholders of Premium, Capital, Institutional, Select and Trust Shares of the Fund do not pay any fees for distribution services.

Shareholder Servicing Agents. Premium, Capital, Institutional, Select and Trust Shares of the Fund have adopted a Shareholder Servicing Plan pursuant to which they have entered into Shareholder Servicing Agreements with BAL and certain financial institutions, securities dealers and other industry professionals (including BlackRock, the Distributor and their affiliates) (collectively, “Shareholder Servicing Agents”), and BAL may also enter into Shareholder Servicing Agreements with such Shareholder Servicing Agents for the provision of certain services to fund shareholders.

Trust Shares of the Fund have also adopted a Shareholder Servicing and Processing Plan pursuant to which they or BAL have entered into Shareholder Servicing and Processing Agreements with certain Shareholder Servicing Agents for providing services to the Trust Class shareholders.

The Shareholder Servicing Plan services provided by BAL or Shareholder Servicing Agents may include serving as an agent of the Fund for purposes of accepting orders for purchases and redemptions of Fund shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Fund, and providing reports on the status of individual

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and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Fund available to their clients.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled “Administrator,” BAL pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust’s Board of Trustees, for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BAL or the Fund’s other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.05% of the average daily net assets of the Fund represented by Institutional Shares owned, up to 0.07% of the average daily net assets of the Fund represented by Capital Shares owned, up to 0.10% of the average daily net assets of the Fund represented by Premium Shares owned, up to 0.15% of the average daily net assets of the Fund represented by Select Shares owned, and up to 0.25% of the average daily net assets of the Fund represented by Trust Shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the NASD Conduct Rules, whichever is less.

Pursuant to the Shareholder Servicing and Processing Plan for Trust Shares, Shareholder Servicing Agents provide personal services relating to the aggregation and processing of purchase and redemption orders, processing of dividend payments, certain sub-accounting services, transmission and receipt of funds in connection with purchase and redemption orders, verification of certain personal information in connection with the purchase or redemption of Fund shares, and generating and distributing periodic statements and other information as required. For these services, each Shareholder Servicing Agent is entitled to receive a monthly processing fee at the annual rate of up to 0.13% of the average daily net assets of the Fund represented by Trust Shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing arrangement.

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of the Fund’s Prospectuses and this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

Shareholder Servicing Agents may charge their clients additional fees for account-related services. Shareholder Servicing Agents may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Shareholder Servicing Agent. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your Shareholder Servicing Agent will provide you with specific information about any service fees you will be charged.

Other Payments by the Fund. In addition to shareholder servicing fees that the Fund may pay to Shareholder Servicing Agents of the Fund pursuant to a Shareholder Servicing Plan and fees the Fund pays to its transfer agent, BFA, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated brokers, dealers, financial institutions, insurance companies, retirement plan record-keepers and other financial intermediaries (including BlackRock, BRIL and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the Fund) (collectively, “Service Organizations”) pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping,

43

sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Additional Payments by BlackRock. From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of the Fund, for services to the Fund and its shareholders and/or for data provision or technology support. A Service Organization may perform these obligations itself or may arrange for a third party to perform them. BlackRock may also make payments to Service Organizations as part of an effort to enhance its business relationship with such entities trading on technology platforms. These payments, which are not made pursuant to a Shareholder Servicing Plan or distribution plan or otherwise paid by the Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by the Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to the Fund or its shareholders and do not change the price paid by shareholders for the purchase of the Fund’s shares or the amount the Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of the Fund, any sales charges, commissions or other concessions described in the Prospectuses or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by the Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, or may be calculated on another basis.

BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments.

A. Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of the Fund; payments for providing extra employee training and information relating to the Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s customers, registered

44

representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in the Fund.

B. Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their customers. In these situations, the Fund may not maintain accounts in the name of the customers, and Service Organizations may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the transfer agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by the Fund, as applicable.

C. Data Provision and Technology Support

BlackRock may make Additional Payments to Service Organizations for the provision of certain analytical or other data services relating to the Fund, such as statistical information regarding sales of the Fund, or technology support. Such Additional Payments are generally made as a fixed dollar amount, and not based on assets or sales.

D. Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

Advisor Credit Exchange, LLC

Advisor Group, Inc.

Alight Solutions LLC

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

American Enterprise Investment Services, Inc.

American General Life Insurance Company

American United Life Insurance Company

Annuity Investors Life Insurance Company

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

Avantax Investment Services, LLC

Bancroft Capital LLC

Bank of America, N.A.

Bank of New York Mellon

Barclays Capital Inc.

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Beta Capital Securities LLC

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BNP Paribas

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BofA Securities, Inc.

BOKF, N.A.

Brighthouse Life Insurance Company

Brighthouse Life Insurance Company of NY

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Cabrera Capital Markets, LLC

Cadaret Grant & Co., Inc.

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

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CF Secured, LLC

Charles Schwab & Co., Inc.

Charles Schwab Trust Bank

Chicago Mercantile Exchange Inc.

CIM Investment Management, Inc.

Citco Securities, LLC

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Bank

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Commonwealth Financial Network

Computershare Trust Company

Conduent HR Services, LLC

CSC Trust Company of Delaware

CUSO Financial Services, L.P.

Delaware Life Insurance Company

Delaware Life Insurance Company of New York

Deutsche Bank AG

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Dunham & Associates Investment Counsel, Inc.

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

Empower Annuity Insurance Company of America

Empower Financial Services, Inc.

Empower Life & Annuity Insurance Company of New York

Empower Plan Services, LLC

Envestnet Asset Management, Inc.

Equitable Advisors, LLC

Equitable Life Insurance Company

E*trade Savings Bank

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Command Financial Planning, Inc.

First Hawaiian Bank

First Republic Bank

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

FIS Brokerage & Securities Services LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great Pacific Securities, LLC

Guardian Insurance & Annuity Co., Inc.

Hancock Whitney Bank

Hartford Funds Management Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Securities, Inc.

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

Investment Trust of California

J.P. Morgan Institutional Investments Inc

J.P. Morgan Securities LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company of New York

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

Kestra Investment Services, LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

Lombard International Life Assurance Company

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

Metropolitan Life Insurance Company

Mid Atlantic Clearing & Settlement Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mischler Financial Group

Mizuho Securities USA Inc.

MML Distributors, LLC

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MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Distribution, Inc.

Morgan Stanley Smith Barney LLC

MUFG Union Bank, National Association

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

NEXT Financial Group, Inc.

Northbrook Bank & Trust Company

Northern Trust Company

Northwestern Mutual Investment Services, LLC

NYLife Distributors LLC

Oppenheimer & Co., Inc.

Orion Advisor Services, LLC

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, LLC

Park Avenue Securities LLC

Penserra Securities, LLC

Pershing LLC

PFPC Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Principal Bank

Principal Life Insurance Company

Protective Life and Annuity Insurance Company

Protective Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Sanctuary Wealth Group, LLC

Santander Bank, N.A.

Saturna Trust Company

Securities America, Inc.

Securities Finance Trust Company

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

Silicon Valley Bank

Sorrento Pacific Financial LLC

Standard Insurance Company

State Farm Life and Accident Assurance Company

State Farm Life Insurance Company

State Farm VP Management Corp.

State Street Bank and Trust Company

State Street Global Markets, LLC

Stern Brothers & Co.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life Insurance Company

TD Ameritrade Clearing, Inc.

TD Ameritrade, Inc.

TD Prime Services (US) LLC

Teachers Insurance and Annuity Association of America

Tigress Financial Partners, LLC

TMI Trust Company

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company

Treasury Brokerage

Triad Advisors, LLC

Truist Bank

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS Financial Services, Inc.

UBS Securities LLC

Ultimus Fund Solutions, LLC

UMB Bank, National Association

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United States Life Insurance Company in the City of New York

VALIC Retirement Services Company

Vanguard Group, Inc.

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Insurance and Annuity Company

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

Waddell & Reed, Inc.

Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

ZB, National Association

E. Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock may also pay for the travel, meal, lodging and other expenses of Service Organizations and their salespersons or other personnel in connection with educational and sales promotional programs. This compensation is not included in, and is made in addition to, the Additional Payments described above. These payments may be made directly to the Service Organizations or their affiliates, or to a third party vendor, and may vary depending upon the nature of the event or the relationship and are subject to applicable laws and regulations, including the rules of applicable self-regulatory organizations, such as FINRA. BlackRock may pay Service Organizations additional types of incentive compensation in the future to the extent not prohibited by applicable laws or regulations.

Separately, BlackRock has developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Fund or other BlackRock funds, iShares ETFs and other exchange-traded products.

F. Conflicts

Additional Payments made by BlackRock to a Service Organization or its affiliates or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of the Fund and/or particular share class through its distribution system or to perform services with respect to the Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund Complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to customers of Service Organizations and the retention of those investments by such customers. To the extent Service Organizations sell more shares of the Fund or retain shares of the Fund in their customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending the Fund, share class or fund complex over another. Service Organizations may charge their customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s Prospectus and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to the Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of the Fund and when considering which share class is most

48

appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it or its affiliates and for more information about the payments described above.

* * *

Accounting Services Provider. State Street Bank and Trust Company (“State Street”) serves as the accounting services provider for the Master Portfolio. State Street maintains the books of account and other financial records (other than those maintained by the Master Portfolio’s custodian); records general ledger entries; calculates daily net income; reconciles activity to the trial balance; calculates and publishes daily net asset value; prepares account balances; and provides such other accounting services as may be required. In connection with its accounting services, State Street also provides certain administration services.

The table below shows the amounts paid by BFA to State Street on behalf of the Master Portfolio for accounting services for the past three fiscal years:

For the Fiscal Year Ended December 31,

2023	$333,766

2022	$377,599

2021	$364,540

Custodian. State Street has been retained to act as custodian for the Fund and the Master Portfolio and is located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016. The custodian, among other responsibilities, maintains a custody account or accounts in the name of the Fund and the Master Portfolio; receives and delivers all assets for the Fund and the Master Portfolio upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Fund and the Master Portfolio.

Transfer and Dividend Disbursing Agent. State Street, located at 1776 Heritage Drive, JAB/3, North Quincy, MA 02171, attn: Quincy Nunnally-Transfer Agency, has also been retained to act as the transfer and dividend disbursing agent for the Fund and the Master Portfolio. For its services as transfer and dividend disbursing agent to the Fund and the Master Portfolio, State Street is paid fees based on the Fund’s and the Master Portfolio’s net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BAL has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the Fund, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.

Independent Registered Public Accounting Firm. The Audit Committee of the Trust, which is comprised solely of non-interested Trustees, has selected an independent registered public accounting firm for the Fund that audits the Fund’s financial statements. Please see the inside back cover page of your Fund Prospectus for information on the Fund’s independent registered public accounting firm.

Counsel. Sidley Austin LLP, with offices at 787 Seventh Avenue, New York, New York 10019, serves as the Fund’s counsel.

Determination of Net Asset Value

Pursuant to Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days or less, and invest only in those high-quality securities that are determined by the Investment Adviser to be “eligible securities” under Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of

49

an instrument may be deemed shorter in the case of certain instruments, including certain variable-rate and floating-rate instruments subject to demand features.

The Master Portfolio uses the amortized cost method to determine the value of its respective securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method results in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from making an investment in the Fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings, at least daily, and at such other intervals as the Board of Trustees deems appropriate, to determine whether the Fund’s net asset value per share as determined by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Purchase, Redemption and Pricing of Shares

Terms of Purchase and Redemption. The Fund is generally open Monday through Friday and is closed on weekends and is generally closed on all other days that the Fedwire Funds Service (the “Fedwire”) is closed or the primary markets for the Master Portfolio’s portfolio securities (i.e., the bond markets) are closed. The holidays on which both the Fedwire and the primary markets for the Master Portfolio’s portfolio securities are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund is also closed on Good Friday. On any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (“NYSE”) closes early(1), the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. The Fund reserves the right to change the amount of the minimum investment and subsequent purchases in the Fund. An investor’s investment in the Fund and/or other investment vehicles managed or maintained by BFA or its affiliates may be aggregated when determining whether an investor meets a minimum investment amount. The minimum initial investment amounts for the classes of the Fund may be reduced or waived by BFA. Orders received after the applicable deadline for the Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled. In addition, the Fund reserves the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC and applicable law.

(1)	SIFMA currently recommends an early close for the bond markets on the following dates: May 24, July 3, November 9, December 24 and December 31, 2024 and April 17, 2025. The NYSE will close early on July 3, November 29 and December 24, 2024.

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To invest by mail, make your check payable to the Fund and mail it to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Please include the Fund’s Share Class number and your account number on your check. You will find the numbers on your monthly statements. When a direct buyer purchases Fund shares and then quickly sells (e.g., sells before clearance of the purchase check), the Fund may delay the payment of proceeds for up to ten days to ensure that purchase checks have cleared.

In-Kind Purchases. Payment for shares of the Fund may, at the discretion of BFA, be made in the form of securities that are permissible investments for the Fund and must meet the investment objectives, policies and limitations of the Fund as described in its Prospectuses. In connection with an in-kind securities payment, the Fund may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund or the Master Portfolio; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by them; (iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. The Fund immediately will transfer to the Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in the Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

Suspension of Redemption Rights or Payment of Redemption Proceeds. The Fund generally remits the proceeds from a sale the same Business Day after receiving a properly executed order to sell. The Fund can delay payment for one Business Day. The Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows: (1) for any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Fund is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the net asset value of shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with Federal securities laws as discussed below.

If the Board, including a majority of the non-interested trustees, determines either that (1) the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) the Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case that the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Declaration of Trust Provisions Regarding Redemptions at Option of Trust. As provided in the Trust’s Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to such shareholder.

Portfolio Transactions

Since the Fund invests all of its assets in a portfolio of MIP, set forth below is a description of the Master Portfolio’s policies governing portfolio securities transactions.

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General. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of the Master Portfolio’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. The following disclosure provides some more detail regarding the Master Portfolio’s practices regarding Portfolio Transactions. Depending on its investment objective, the Master Portfolio may not engage in some of the transactions described below.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for the Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

The Master Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

The Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of the Fund and interests of the Master Portfolio are redeemable on a daily basis in U.S. dollars, the Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on the Master Portfolio’s portfolio strategies.

The Master Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolio will not deal with affiliated persons in connection with such transactions. However, an affiliated person of the Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

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OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by the Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. The Master Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC and the policies or investment objectives of the Fund and Master Portfolio. As a result, the portfolio turnover rates of the Master Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a money market fund, the turnover rates should not adversely affect the Master Portfolio’s net asset values or net income.

The Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA or any affiliated person thereof except as permitted by SEC exemptive order or by applicable law.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. Because the portfolio of the Fund consists of securities with relatively short-term maturities, the Fund expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Fund since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Fund usually will not incur brokerage expenses or excessive transaction costs.

Securities of Regular Broker-Dealers. The Master Portfolio did not own securities of its “regular brokers or dealers” (as defined in the 1940 Act) or their parents, as of December 31, 2023 if any portion of such holdings were purchased during the fiscal year ended December 31, 2023, except as disclosed below:

Master Portfolio	Regular Broker-Dealer or Parent	Debt (D)/ Equity (E)	Amount (000s)

Treasury Money Market Master Portfolio	Credit Agricole Repo	D	$486,000

Treasury Money Market Master Portfolio	Tri Party Natixis S.A	D	$125,000

Treasury Money Market Master Portfolio	Bank of America N.A	D	$5,000

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Account Information — Federal Taxes.” The Prospectuses generally describe the U.S. federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, this discussion only applies to shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Internal Revenue Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as partnerships (or other entities

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treated as partnerships for U.S. federal income tax purposes), insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts (“IRAs”)), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. The Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code as long as such qualification is in the best interests of the Fund’s shareholders. The Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to regulated investment companies generally will apply separately to the Fund, even though the Fund is a series of a trust. Furthermore, the Fund separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Internal Revenue Code, the Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the Internal Revenue Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities. The Fund must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund’s total assets is invested in (A) the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, the Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income,” as that term is defined in the Internal Revenue Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of its net tax-exempt income earned in each taxable year. The Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if the Fund meets such distribution requirements, but chooses to

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retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it was declared. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income taxation.

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Internal Revenue Code, notwithstanding the availability of certain relief provisions, or fails to meet the distribution requirements described above, the Fund would be taxed in the same manner as an ordinary U.S. corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax. A 4% non-deductible excise tax will be imposed on the Fund to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (ii) at least 98.2% of its net capital gain income (generally the excess of net long-term capital gains over net short-term capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (iii) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. The Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. Net capital loss carryforwards may be applied against realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Investment through the Master Portfolio. The Fund seeks to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio. The Master Portfolio is treated as a non-publicly traded partnership (or, in the event that the Fund is the sole investor in the Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of the Master Portfolio will be deemed to have been realized by (i.e., “passed-through” to) its investors, including the Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in the Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the Master Portfolio, the Internal Revenue Code and Treasury Regulations. Therefore, to the extent that the Master Portfolio were to accrue but not distribute any income or gains, the Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, the Master Portfolio will seek to minimize recognition by its investors (such as the Fund) of income and gains without a corresponding distribution. Furthermore, the Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

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Taxation of Fund Investments. In general, if the Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses. If the Fund has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.

If the Fund purchases a debt obligation with original issue discount (“OID”), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by the Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. The Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales of securities held by the Fund which the Fund otherwise might have continued to hold.

If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to the Fund’s principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds the Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

If the Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon the Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon the Fund’s holding period in the property and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund’s risk of loss with respect to such position is not reduced at any time during such 60-day period.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve sophisticated tax rules that may result in income or gain

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recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. For U.S. federal income tax purposes, the Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions made throughout the entire year in the case of a Fund with a calendar taxable year. In the case of a Fund with a non-calendar taxable year, the Fund’s earnings and profits are allocated first to distributions made on or before December 31 of the taxable year, and then to distributions made after December 31 of the taxable year. All distributions paid out of the Fund’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on the Fund shareholder’s U.S. federal income tax return. Distributions in excess of the Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that the Fund has sufficient earnings and profits, distributions from investment company taxable income are taxable as ordinary income. Since the Fund’s income is derived from sources that do not pay “qualified dividend income,” as defined in Section 1(h)(11)(B) of the Internal Revenue Code, distributions from investment company taxable income of the Fund generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

Distributions reported by the Fund as a “capital gain dividend”, if any, will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. The Fund will report capital gains dividends, if any, in a written statement furnished to its shareholders. Normally the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Distributions from the Fund paid to corporate shareholders are not expected to qualify for the dividends-received deductions generally available to corporate taxpayers. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales of Fund Shares. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as the Fund maintains a constant net asset value of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of the Fund. If a shareholder recognizes gain or loss on the sale of Fund shares, this gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale. If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. In addition, a shareholder in a money market fund (whether the money market fund has a constant NAV of $1.00 or a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on computation periods rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

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Should a negative interest rate scenario ever occur that causes a government money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable NAV of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. After a cancellation of shares, the basis of eliminated shares would be added to the basis of shareholders’ remaining fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Dividends, including dividends reinvested in additional shares of a fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above. However, due to a lack of guidance regarding the cancellation of shares, the tax consequences of such cancellation of shares to the Fund and the shareholders is unclear and may differ from that described in this section.

Foreign Taxes. Amounts realized by the Fund on foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, the Fund does not expect to qualify for this election.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 37%; (ii) capital gain dividends is 20%; and (iii) long-term capital gains generally is 20%. In addition, a 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends and long-term capital gains may be impacted by the application of the alternative minimum tax.

The current corporate U.S. federal income tax rate applicable to ordinary income, capital gain dividends, and long-term capital gains is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 24% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder’s social security or other “taxpayer identification number” (“TIN”) provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.

Tax-Deferred Plans. Shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees, Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

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Foreign Shareholders. If you are a non-resident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) are generally subject to a 30% U.S. federal income withholding tax, unless a lower treaty rate applies. Certain distributions reported by the Fund as interest-related dividends or short-term capital gains dividends, and paid to a foreign shareholder may be exempt from U.S. federal income withholding tax, provided that the Fund received proper certification of foreign status from the foreign shareholder, and other conditions are met. However, the Fund may choose not to report distributions in this manner. Notwithstanding the foregoing, if such distribution is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, then the withholding tax and any related exemptions applicable to foreign persons generally will not apply, and the tax, reporting and withholding requirements applicable to U.S. persons will apply.

Subject to the discussion on foreign account tax compliance below, a foreign shareholder’s capital gains realized on a disposition of Fund shares, if any, and capital gain distributions by the Fund, if any, will generally not be subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If such capital gains or distributions are “effectively connected” with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, then the tax, reporting and withholding requirements applicable to U.S. persons apply. If such capital gains or distributions are not “effectively connected” for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or a lower rate if so provided by an applicable income tax treaty).

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will be deemed to be property situated in the United States and will be subject to U.S. federal estate taxes (at current graduated rates of up to 40% of the total value, less allowable deductions and credits). The availability of reduced U.S. estate taxes pursuant to an applicable estate tax convention generally depends upon compliance with the established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the applicable convention. In general, no U.S. federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

Foreign shareholders should consult with their tax advisers regarding the tax consequences of an investment in the Fund.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Foreign Account Tax Compliance. A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

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Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 38 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing the Fund’s fundamental investment policies.

Voting. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in the Fund’s fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of the Master Portfolio’s Advisory Contract is a matter to be determined separately by the Master Portfolio. Approval by the shareholders of the Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectuses of the Fund and in this SAI, the term “1940 Act majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder’s name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. For additional voting information and a discussion of the possible effects of changes to the Master Portfolio’s investment objective or policies on the Fund, as an interestholder in the Master Portfolio, or the Fund’s shareholders, see “Description of the Fund and its Investments and Risks — Master/Feeder Structure” herein.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Dividends and Distributions. Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Master Portfolio. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP’s Declaration of Trust provides that obligations of MIP are not

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binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee’s office.

Interests in the Master Portfolio have voting and other rights generally corresponding to those rights enumerated above for shares of the Fund. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will follow its voting procedures, as described in “Voting” above.

Additional Information on the Fund

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Fund, including additional information on performance. Shareholders may obtain a copy of the Trust’s most recent annual or semi-annual reports without charge by calling 1-888-204-3956 (toll-free).

The registration statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectuses, this SAI and in the Trust’s official sales literature in connection with the offer of the Trust’s shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, financial highlights and notes thereto in the Fund’s and the Master Portfolio’s Annual Reports to Shareholders for the fiscal year ended December 31, 2023 (together, the “2023 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2023 Annual Report are incorporated by reference herein. The financial statements and financial highlights included in the 2023 Annual Report have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference. Such financial statements and financial highlights have been incorporated herein in reliance upon the report of such firm given their authority as experts in accounting and auditing. Additional copies of the 2023 Annual Report may be obtained at no charge by telephoning State Street Bank and Trust Company at the telephone number appearing on the front page of this SAI.

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APPENDIX A

Open-End Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Advisers

Effective Date: August 1, 2021

Last Review Date: August 25, 2023

Applies to the following types of Funds registered under the 1940 Act:

☒ Open-End Mutual Funds (including money market funds)

☐ Money Market Funds

☒ Exchange-Traded Funds

☐ Closed-End Funds

☐ Other

Objective and Scope

Set forth below is the Open-End Fund Proxy Voting Policy.

Policy / Document Requirements and Statements

The Boards of Trustees/Directors (“Directors”) of open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock proxy voting guidelines”) governing proxy voting by accounts managed by BlackRock.

BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the BlackRock proxy voting guidelines.

BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds in the preceding year together with a representation that all votes were in accordance with the BlackRock proxy voting guidelines, and (2) any changes to the BlackRock proxy voting guidelines that have not previously been reported.

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BlackRock Investment Stewardship

Global Principles

Effective as of January 2024

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The purpose of this document is to provide an overarching explanation of BlackRock’s approach globally to our responsibilities as a shareholder on behalf of our clients, our expectations of companies, and our commitments to clients in terms of our own governance and transparency.

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INTRODUCTION TO BLACKROCK

BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.

PHILOSOPHY ON INVESTMENT STEWARDSHIP

As part of our fiduciary duty to our clients, we consider it one of our responsibilities to promote sound corporate governance as an informed, engaged shareholder on their behalf. At BlackRock, this is the responsibility of the BlackRock Investment Stewardship (BIS) team.

In our experience, sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. We take a constructive, long-term approach with companies and seek to understand how they are managing the drivers of risk and financial value creation in their business models. We have observed that well-managed companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation. As one of many minority shareholders, BlackRock cannot — and does not try to — direct a company’s strategy or its implementation.

SHAREHOLDER RIGHTS

We believe that there are certain fundamental rights attached to shareholding. Shareholders should have the right to:

•	Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.

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Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.

•	Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.

In our view, shareholder voting rights should be proportionate to economic ownership — the principle of “one share, one vote” helps to achieve this balance.

Consistent with these shareholder rights, BlackRock monitors and provides feedback to companies in our role as stewards of our clients’ assets. Investment stewardship is how we use our voice as an investor to promote sound corporate governance and business practices that support the ability of companies to deliver long-term financial performance for our clients. We do this through engagement with companies, proxy voting on behalf of those clients who have given us authority, and participating in market-level dialogue to improve corporate governance standards.

Engagement is an important mechanism for providing feedback on company practices and disclosures, particularly where our observations indicate that they could be enhanced to support a company’s ability to deliver financial performance. Similarly, it provides us with an opportunity to hear directly from company boards and management on how they believe their actions are aligned with the long-term economic interests of shareholders. Engagement with companies may also inform our proxy voting decisions.

As a fiduciary, we vote in the long-term economic interests of our clients. Generally, we support the recommendations of the board of directors and management. However, there may be instances where we vote against the election of directors or other management proposals, or support shareholder proposals. For instance, we may vote against management recommendations where we are concerned that the board may not be acting in the long-term economic interests of shareholders, or disclosures do not provide sufficient information to assess how material, strategic risks and opportunities are being managed. Our regional proxy voting guidelines are informed by our market-specific approach and standards of corporate governance best practices.

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KEY THEMES

While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally-applicable fundamental elements of governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability. At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.

These Principles cover seven key subjects:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales, and other special transactions

•	Executive compensation

•	Material sustainability-related risks and opportunities

•	Other corporate governance matters and shareholder protections

•	Shareholder proposals

Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.

BOARDS AND DIRECTORS

We believe that an effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company’s management and strategic initiatives is critical to the long-term financial success of a company and the protection of shareholders’ economic interests. In our view, a strong board can be a competitive advantage to a company, providing valuable oversight of and perspectives to management on the most important decisions in support of long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. For this reason, BIS sees engagement with and the election of directors as one of our most important responsibilities. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is essential for shareholders to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.

The board should establish and maintain a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s purpose and strategy.

Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we will consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration their governance, business practices that support durable, long-term financial value creation, and performance. Set out below are ways in which boards and directors can demonstrate a commitment to acting in the long-term economic interests of all shareholders.

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Regular accountability through director elections

It is our view that directors should stand for election on a regular basis, ideally annually. In our experience, annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.

Effective board composition

Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board, and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently. We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the diversity and relevance of director experiences and skillsets, and how these factors may contribute to the financial performance of the company.

Similarly, there should be a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management. Common impediments to independence may include but are not limited to:

•	Current or recent employment at the company or a subsidiary

•	Being, or representing, a shareholder with a substantial shareholding in the company

•	Interlocking directorships

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Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.

In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors, or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees comprised entirely of independent directors. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.

When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill-sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.

It is in this context that we are interested in diversity in the board room. We see it as a means to promoting diversity of thought and avoiding “group think” when the board advises and oversees management. This position is based on our view that diversity of perspective and thought — in the board room, in the management team, and throughout the company — leads to better long-term economic outcomes for companies. Academic research has revealed correlations between specific dimensions of diversity and

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effects on decision-making processes and outcomes.1 In our experience, greater diversity in the board room can contribute to more robust discussions and more innovative and resilient decisions. Over time, greater diversity in the board room can also promote greater diversity and resilience in the leadership team, and the workforce more broadly. That diversity can enable companies to develop businesses that better address the needs of the customers and communities they serve.

We ask boards to disclose how diversity is considered in board composition, including professional characteristics, such as a director’s industry experience, specialist areas of expertise and geographic location; as well as demographic characteristics such as gender, race/ethnicity, and age.

We look to understand a board’s diversity in the context of a company’s domicile, market capitalization, business model, and strategy. Increasingly, we see the most effective boards nominating directors from diverse backgrounds which helps ensure boards can more effectively understand the company’s customers, employees, and communities. We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. Self-identified board demographic diversity can usefully be disclosed in aggregate, consistent with local law. We encourage boards to aspire to meaningful diversity of membership, while recognizing that building a strong, diverse board can take time.

Sufficient capacity

As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities —including when there are unforeseen events — and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.

AUDITORS AND AUDIT-RELATED ISSUES

BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified.

The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.2

In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.3 In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.

We hold members of the audit committee or equivalent responsible for overseeing the management of the audit function. Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We

[1]	For a discussion on the different impacts of diversity see: McKinsey, “Diversity Wins: How Inclusion Matters,” May 2022; Harvard Business Review, “Diverse Teams Feel Less Comfortable – and That’s Why They Perform Better,” September 2016; “Do Diverse Directors Influence DEI Outcomes,” September 2022.
[2]	IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
[3]	Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. (Committee of Sponsoring Organizations of the Treadway Commission (COSO), Enterprise Risk Management — Integrated Framework, September 2004, New York, NY, updated in 2017. Please see: https://www.coso.org/SitePages/Home.aspx).

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recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.

We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.

Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. The audit or risk committee, should periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.

CAPITAL STRUCTURE, MERGERS, ASSET SALES, AND OTHER SPECIAL TRANSACTIONS

The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.

Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e. one share, one vote.

In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.

In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.

As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.

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EXECUTIVE COMPENSATION

In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. There should be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on the use of sustainability-related criteria in compensation structures, but in our view, where companies choose to include these components, they should be adequately disclosed, material to the company’s strategy, and as rigorous as other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable, in light of market practices.

We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we expect disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than a rigorous measure of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.

We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.

Non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. BIS may signal concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.

MATERIAL SUSTAINABILITY-RELATED RISKS AND OPPORTUNITIES

It is our view that well-managed companies will effectively evaluate and manage material sustainability- related risks and opportunities relevant to their businesses. As with all risks and opportunities in a company’s business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework, which supports durable, long-term financial value creation.

Robust disclosure is essential for investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. Long-term investors like our clients can benefit when companies demonstrate that they have a resilient business model through disclosures that cover governance, strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2,4 provide companies with a useful guide to preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry-or company-specific.

[4]	The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.

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We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors.

That said, to give investors time to assess the data, we encourage companies to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities.

Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. We find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices. We will express any concerns through our voting where a company’s actions or disclosures do not seem adequate in light of the materiality of the business risks.

Climate and nature-related risk

While companies in various sectors and geographies may be affected differently by climate-related risks and opportunities, the low-carbon transition is an investment factor that can be material for many companies and economies around the globe.

We seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios, including a scenario in which global warming is limited to well below 2°C, considering global ambitions to achieve a limit of 1.5°C. As one of many shareholders, and typically a minority one, BlackRock does not tell companies what to do. It is the role of the board and management to set and implement a company’s long-term strategy to deliver long-term financial returns.

Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer preferences, which may be material for many companies.5 Yet the path to a low-carbon economy is deeply uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term value to investors. In this context, we encourage companies to publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy. Where available, we appreciate companies publishing their transition plan.6

Consistent with the ISSB standards, we are better able to assess preparedness for the low-carbon transition when companies disclose short-, medium-and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.

While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.

In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks.

[5]	BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
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We have observed that more companies are developing such plans, and public policy makers in a number of markets are signaling their intentions to require them. We view transition plans (TPs) as a method for a company to both internally assess and externally communicate long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. While many initiatives across jurisdictions outline a framework for TPs, there is no consensus on the key elements these plans should contain. We view useful disclosure as that which communicates a company’s approach to managing financially material, business relevant risks and opportunities — including climate-related risks — to deliver long-term financial performance, thus enabling investors to make more informed decisions.

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We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities, as well as in our assessment of relevant shareholder proposals. Our publicly available commentary provides more information on our approach to natural capital.7

Key stakeholder interests

In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.

As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand the role of the board, which is well positioned to ensure that the approach taken is informed by and aligns with the company’s strategy and purpose.

Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.

OTHER CORPORATE GOVERNANCE MATTERS AND SHAREHOLDER PROTECTIONS

In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. We believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.

Corporate form

In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company’s purpose and business model.8 Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. Supporting documentation from companies or shareholder proponents proposing to alter the corporate form should clearly articulate how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. As a fiduciary on behalf of clients, we generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

SHAREHOLDER PROPOSALS

In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on by shareholders at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.

[7]	Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company’s natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards.
[8]	Corporate form refers to the legal structure by which a business is organized.

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BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.

When assessing shareholder proposals, we evaluate each proposal on its merit, with a singular focus on its implications for long-term financial value creation by that company. We believe it is helpful for companies to disclose the names of the proponent or organization that has submitted or advised on the proposal. We consider the business and economic relevance of the issue raised, as well as its materiality and the urgency with which our experience indicates it should be addressed. We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.

Where a proposal is focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation, we will look to the board and management to demonstrate that the company has met the intent of the request made in the shareholder proposal. Where our analysis and/or engagement indicate an opportunity for improvement in the company’s approach to the issue, we may support shareholder proposals that are reasonable and not unduly prescriptive or constraining on management.

We recognize that some shareholder proposals bundle topics and/or specific requests and include supporting statements that explain the reasoning or objectives of the proponent. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements — we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients’ long-term financial interests. We would normally explain to the company our rationale for supporting such proposals.

Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.

BLACKROCK’S OVERSIGHT OF ITS INVESTMENT STEWARDSHIP ACTIVITIES

Oversight

BlackRock maintains three regional advisory committees (Stewardship Advisory Committees) for a) the Americas; b) Europe, the Middle East and Africa; and c) Asia-Pacific, generally consisting of senior BlackRock investment professionals and/or senior employees with practical boardroom experience. The regional Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines) covering markets within each respective region. The advisory committees do not determine voting decisions, which are the responsibility of BIS.

In addition to the regional Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of senior representatives from various BlackRock investment teams, a senior legal representative, the Global Head of Investment Stewardship (Global Head), and other senior executives with relevant experience and team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.

The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines, as proposed by the regional Stewardship Advisory Committees.

In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.

BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field.

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BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may raise complicated or particularly controversial matters for internal discussion with the relevant investment teams and governance specialists for discussion and guidance prior to making a voting decision.

VOTE EXECUTION

BlackRock votes on proxy issues when our clients authorize us to do so. When BlackRock has been authorized to vote on behalf of our clients, we carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).

When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Global Principles. The Guidelines are reviewed annually and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by the applicable Stewardship Advisory Committees. BIS analysts may, in the exercise of their professional judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is required or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers, the decision generally will be made by a Fund’s portfolio managers and/or BIS based on an assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share- blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.

Active portfolio managers have full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item on their investors. Portfolio managers may, from time to time, reach differing views on how to maximize economic value with respect to a particular investment. Therefore, portfolio managers may, and sometimes do, vote shares in the Funds under their management differently from BIS or from one another. However, because BlackRock’s clients are mostly long-term investors with long-term economic goals, ballots are generally cast in a uniform manner.

VOTING CHOICE

BlackRock offers a Voting Choice program, which provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable. BlackRock Voting Choice aims to make proxy voting easier and more accessible for eligible clients.

Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. Currently, this includes over 650 pooled investment funds, including equity index funds and SAE investment funds. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.9

[9]	Read more about BlackRock Voting Choice on our website.

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As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Agreements with our clients to allow them greater control over their voting, including which policies they have selected, will be treated confidentially consistent with our treatment of similar client agreements.

CONFLICTS MANAGEMENT POLICIES AND PROCEDURES

BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:

•	BlackRock clients who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock

•	Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock

•	Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock

•	BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:

•	Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf

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Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met

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Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:

•	public companies that include BlackRock employees on their boards of directors

•	public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors

•	public companies that are the subject of certain transactions involving BlackRock Funds

•	public companies that are joint venture partners with BlackRock, and

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•	public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider

In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.

SECURITIES LENDING

When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.

With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary responsibility to act in our clients’ financial interests. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).10 BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.

In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

VOTING GUIDELINES

The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. As previously discussed, the Guidelines should be read in conjunction with the Principles and engagement priorities. Collectively, these “BIS policies” set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.

REPORTING AND VOTE TRANSPARENCY

We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Each year we publish an

[10]	Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).

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annual report that provides a global overview of our investment stewardship engagement and voting activities and a voting spotlight that summarizes our voting over a proxy year.11 Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.

At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals or on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.

In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation.

[11]	The proxy year runs from July 1 to June 30.

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SAI-CFA-0424

STATEMENT OF ADDITIONAL INFORMATION

BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

400 Howard Street, San Francisco, California 94105 • Phone No. (800) 441-7450

This combined Statement of Additional Information (“SAI”) of BlackRock Funds III (the “Trust”) is not a prospectus and should be read in conjunction with the current prospectus of the Trust dated April 29, 2024, as it may from time to time be supplemented or revised, for SL Agency Shares of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Fund” and collectively, the “Funds”). No investment in shares should be made without reading the prospectus. All terms used in this SAI that are defined in the prospectus have the meanings assigned in the prospectus. This SAI is incorporated by reference in its entirety into the prospectus for SL Agency Shares. Copies of the prospectus and Annual Report and Semi-Annual Report for each of the Funds may be obtained, without charge, by writing to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206, or by calling 1-888-204-3956 (toll free). The audited financial statements of each of the Funds are incorporated into this SAI by reference to the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2023 (the “Annual Report”).

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

The Trust is an open-end, series management investment company. The Funds have additional share classes which are described in separate prospectuses and a separate SAI. Each Fund seeks to achieve its investment objective by investing all of its assets in a master portfolio of Master Investment Portfolio (“MIP”). BlackRock Cash Funds: Institutional invests in Money Market Master Portfolio and BlackRock Cash Funds: Treasury invests in Treasury Money Market Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). MIP is an open-end, series management investment company. BlackRock Fund Advisors (“BFA,” the “Manager” or the “Investment Adviser”) serves as investment adviser to each Master Portfolio. References to the investments, investment policies and risks of a Fund, unless otherwise indicated, should be understood to include references to the investments, investment policies and risks of such Fund’s Master Portfolio.

BlackRock Fund Advisors — Investment Adviser

BlackRock Investments, LLC — Distributor

The date of this Statement of Additional Information is April 29, 2024

Fund and Share Class	Ticker Symbol
BLACKROCK CASH FUNDS: INSTITUTIONAL — SL Agency Shares	BISXX
BLACKROCK CASH FUNDS: TREASURY — SL Agency Shares	XTSLA

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History of the Trust

BlackRock Funds III (the “Trust”) was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware under the name Barclays Global Investors Funds. The Trust was originally organized as a Maryland corporation named Barclays Global Investors Funds, Inc. (the “Maryland corporation”). On August 21, 2001, the Board of Directors of the Maryland corporation approved a proposal to redomicile the Maryland corporation in Delaware as a Delaware statutory trust (the “Redomiciling”). Shareholders of the Maryland corporation approved the Redomiciling on November 16, 2001. The Trust was established with multiple series corresponding to, and having identical designations as, the series of the Maryland corporation. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Maryland corporation and adopted the Maryland corporation’s registration statement. Shortly thereafter, the Maryland corporation was dissolved.

On December 1, 2009, the Trust was renamed BlackRock Funds III and certain of its series were also renamed. Institutional Money Market Fund was renamed BlackRock Cash Funds: Institutional. Treasury Money Market Fund was renamed BlackRock Cash Funds: Treasury.

The Trust consists of multiple series, including BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Fund” and collectively, the “Funds”). BlackRock Cash Funds: Treasury issues shares in multiple classes, currently including SL Agency, Premium, Capital, Institutional, Select and Trust Shares. BlackRock Cash Funds: Institutional currently issues only SL Agency Shares. SL Agency Shares are discussed in this Statement of Additional Information. Premium, Capital, Institutional, Select and Trust Shares are discussed in a separate Statement of Additional Information.

Each Fund invests all of its assets in a master portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”) of Master Investment Portfolio (“MIP”) (as shown below), which has substantially the same investment objective, policies and restrictions as the related Fund.

Fund	Master Portfolio in Which the Fund Invests
BlackRock Cash Funds: Institutional	Money Market Master Portfolio

BlackRock Cash Funds: Treasury	Treasury Money Market Master Portfolio

The Trust’s principal office is located at 400 Howard Street, San Francisco, California 94105.

Description of the Funds and their Investments and Risks

Investment Objectives and Policies. The Trust is an open-end, series management investment company.

BlackRock Cash Funds: Institutional is a non-retail, non-government money market fund under Rule 2a-7 under the 1940 Act (the “Institutional Fund”). Money Market Master Portfolio is a non-retail, non-government money market fund under Rule 2a-7. Each of BlackRock Cash Funds: Treasury and Treasury Money Market Master Portfolio is a government money market fund under Rule 2a-7.

The Funds and the Master Portfolios in which they invest are diversified funds as defined in the 1940 Act. Each Fund’s investment objective is set forth in the Prospectus. Each Fund’s investment objective is non-fundamental and can be changed by the Trust’s Board of Trustees (the “Board of Trustees” or the “Board”) without shareholder approval. The investment objective and investment policies of a Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund’s performance. There can be no assurance that the investment objective of any Fund will be achieved.

Master/Feeder Structure. Each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Master Portfolio of MIP. The Board of Trustees believes that under normal circumstances, none of the Funds or their shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor redeems its interests from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses over a larger asset base) that the Board of Trustees believes may be available through a Fund’s investment in such Master Portfolio may not be fully achieved. In addition, although unlikely, the master/feeder structure may give rise to accounting or operational difficulties.

The fundamental policies of each Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Master Portfolio’s outstanding interests. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, a Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

Certain policies of the Master Portfolios that are non-fundamental may be changed by vote of a majority of MIP’s Trustees without interestholder approval. If a Master Portfolio’s investment objective or fundamental or non-fundamental policies are changed, a Fund may elect to change its objective or policies to correspond to those of the related Master Portfolio. Each Fund may redeem its interests from its Master Portfolio only if the Board of Trustees determines that such action is in the best interests of the Fund and its shareholders, for this or any other reason. Prior to such redemption, the Board of Trustees would consider alternatives, including whether to seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage the Fund’s portfolio in accordance with its investment objective. In the latter case, a Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Fund.

Investment Restrictions

Fundamental Investment Restrictions of the Funds. The Funds are subject to the following investment restrictions, all of which are fundamental policies. Each Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities; and further provided that, with respect to BlackRock Cash Funds: Institutional, the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (“SEC”) or its staff);

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s cash or cash items, investments in U.S. Government securities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to the fundamental policy relating to concentration set forth in paragraph (1) above, the 1940 Act does not define what constitutes “concentration” in an industry and it is possible that interpretations of concentration could change in the future. Accordingly, the policy in paragraph (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. In this respect, and in accordance with SEC staff interpretations, the ability of BlackRock Cash Funds: Institutional to concentrate in the obligations of domestic banks means that this Fund is permitted to invest, without limit, in bankers’ acceptances, certificates of deposit and other short-term obligations issued by (a) U.S. banks, (b) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (c) foreign branches of U.S. banks (in circumstances in which the Fund will have recourse to the U.S. bank for the obligations of the foreign branch). A Fund may invest in other investment companies that may concentrate their assets in one or more industries. A Fund may consider the concentration of such other investment companies in determining compliance with the Fund’s concentration policy.

The Trust has delegated to BFA, an affiliate of BlackRock, Inc. (together with its affiliates, “BlackRock”), the ability to determine the methodology used by the Master Portfolios to classify issuers by industry. BFA defines industries and classifies each issuer according to the industry in which the issuer conducts its principal business activity pursuant to its proprietary industry classification system. In classifying companies by industry, BFA may draw on its credit, research and investment resources and those of BlackRock Institutional Trust Company, N.A. (“BTC”) or its other affiliates, and BFA may (but need not) consider classifications by third-party industry classification systems. BFA believes that its system is reasonably designed so that issuers with primary economic characteristics that are materially the same are classified in the same industry. For example, asset-backed commercial paper may be classified in an industry based on the nature of the assets backing the commercial paper, and foreign banks may be classified in an industry based on the region in which they do business if BFA has determined that the foreign banks within that industry have primary economic characteristics that are materially the same.

A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. To the extent BFA’s classification system results in broad categories, concentration risk may be decreased. On the other hand, to the extent it results in narrow categories, concentration risk may be increased.

With respect to paragraph (3) above, the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, each Fund has received an exemptive order from the SEC permitting it to borrow through the Interfund Lending Program (discussed below), subject to the conditions of the exemptive order. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of each Fund’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions of the Funds.

BlackRock Cash Fund: Treasury has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

(2) The Fund may not invest more than 5% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

(3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) The Fund may not make investments for the purpose of exercising control or management; provided that the Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.

(5) The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.

(6) The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy will not be changed without providing shareholders with at least 60 days’ prior notice of any change in the policy.

BlackRock Cash Funds: Institutional has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) The Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

(2) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

The fundamental and non-fundamental investment restrictions for each Master Portfolio are identical to the corresponding investment restrictions described above for the Fund that invests in such Master Portfolio, except that, in the case of Treasury Money Market Master Portfolio, industry concentration restriction (1), proviso (iii) does not limit investments in repurchase agreements collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investments and Risks

To the extent set forth in this SAI, each Fund, through its investment in the corresponding Master Portfolio, may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.

The assets of each Fund consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the SEC). The dollar-weighted average maturity of a Fund may not exceed 60 days and the dollar-weighted average life of a Fund may not exceed 120 days. The securities in which each Fund invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that a Fund’s investment objective will be realized as described in the Prospectus.

BlackRock Cash Funds: Treasury invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. Practices described below relating to illiquid securities, investment company securities, loans of portfolio securities and repurchase agreements also apply to BlackRock Cash Funds: Treasury.

BlackRock Cash Funds: Institutional may invest in any of the instruments or engage in any practice described below.

Asset-Backed and Commercial Mortgage-Backed Securities. BlackRock Cash Funds: Institutional may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened or extended, and the security’s total return may be difficult to predict precisely. The Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of or under the 1940 Act. Changes in liquidity of these securities may result in significant, rapid and unpredictable changes in prices for credit-linked securities. Also see “Mortgage Pass-Through Securities” and “Mortgage Securities.”

Bank Obligations. BlackRock Cash Funds: Institutional may invest in bank obligations, including certificates of deposit (“CDs”), time deposits, bankers’ acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, foreign branches of foreign banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Certain bank obligations may benefit from existing or future governmental debt guarantee programs.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits (“TDs”) are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”).

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed-, floating- or variable-interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

Commercial Paper and Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Fund and the borrower. Both the borrower and the Fund have the right to vary the amount of the outstanding indebtedness on the notes. BFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced. BFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold the obligation, it may be subject to additional risk of default.

Asset-Backed Commercial Paper. A Fund may also invest in asset-backed commercial paper. Asset-backed commercial paper is a type of securitized commercial paper product used to fund purchases of financial assets by special purpose finance companies called conduits. The financial assets may include assets such as pools of trade receivables, car loans and leases, and credit card receivables, among others. Asset-backed commercial paper is typically tracked and rated by one or more credit rating agencies. Some asset-backed commercial paper programs maintain a back-up liquidity facility provided by a major bank, which is intended to be used if the issuer is unable to issue new asset-backed commercial paper.

Environmental, Social and Governance (“ESG”) Integration. Although BlackRock Cash Funds: Institutional does not seek to implement a specific sustainability objective, strategy or process unless disclosed in the Fund’s Prospectus, BlackRock will consider ESG factors as part of the credit research and investment process for BlackRock Cash Funds: Institutional. BlackRock views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. All securities purchases by BlackRock Cash Funds: Institutional are selected from approved lists maintained by BlackRock. All instruments on an approved list used by BlackRock Cash Funds: Institutional have met the minimal credit risk requirement of Rule 2a-7, if required. In reviewing instruments, BlackRock will consider the capacity of the issuer or guarantor to meet its obligations. BlackRock considers ESG data within the total data available during its review. This may include third party research as well as considerations of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer.

The ESG characteristics utilized in BlackRock Cash Funds: Institutional’s investment processes are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect BlackRock Cash Funds: Institutional’s exposure to certain companies or industries. While BlackRock views ESG considerations as having the potential to contribute to BlackRock Cash Funds: Institutional’s long-term performance, there is no guarantee that such results will be achieved.

Floating-Rate and Variable-Rate Obligations. The Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

The Funds may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in a Fund’s portfolio.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced)

basis). These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, a Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

Funding Agreements. The Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Funds will purchase short-term funding agreements only from banks and insurance companies. The Funds may also purchase Guaranteed Investment Contracts.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Funds may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued by the Institutional Fund at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Institutional Fund’s assets than if the value were based on available market quotations.

Illiquid Securities. Each Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

Interfund Lending Program. Pursuant to an exemptive order granted by the SEC (the “IFL Order”), an open-end BlackRock fund (referred to as a “BlackRock fund” in this subsection), including a Fund, to the extent permitted by its investment policies and restrictions and subject to meeting the conditions of the IFL Order, has the ability to lend money to, and borrow money from, other BlackRock funds pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, BlackRock funds may lend or borrow money for temporary purposes directly to or from other BlackRock funds (an “Interfund Loan”). All Interfund Loans would consist only of uninvested cash reserves that the lending BlackRock fund otherwise would invest in short-term repurchase agreements or other short-term instruments. Although the Funds may, to the extent permitted by their investment policies, participate in the Interfund Lending Program as borrowers or lenders, they typically will not need to participate as borrowers because the Funds are money market funds and are required to comply with the liquidity provisions of Rule 2a-7 under the 1940 Act.

If a BlackRock fund has outstanding bank borrowings, any Interfund Loans to such BlackRock fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the BlackRock fund, that event of default will automatically (without need for action or notice by the lending BlackRock fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending BlackRock fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing BlackRock fund.

A BlackRock fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the BlackRock fund has a secured loan outstanding from any other lender, including but not limited to another BlackRock fund, the borrowing BlackRock fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing BlackRock fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the BlackRock fund may borrow through the Interfund Lending Program on a secured basis only. A BlackRock fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the BlackRock fund’s investment restrictions.

No BlackRock fund may lend to another BlackRock fund through the Interfund Lending Program if the loan would cause the lending BlackRock fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A BlackRock fund’s Interfund Loans to any one BlackRock fund shall not exceed 5% of the lending BlackRock fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending BlackRock fund and may be repaid on any day by a borrowing BlackRock fund.

The limitations described above and the other conditions of the IFL Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending BlackRock fund and the borrowing BlackRock fund. However, no borrowing or lending activity is without risk. When a BlackRock fund borrows money from another BlackRock fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the borrowing BlackRock fund may have to seek to borrow from a bank, which would likely involve higher rates, seek an Interfund Loan from another BlackRock fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing BlackRock fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending BlackRock fund or force the lending BlackRock fund to borrow or liquidate securities to meet its liquidity needs. No BlackRock fund may borrow more than the amount permitted by its investment restrictions. There can be no assurance that an interfund loan will be available to a borrowing or lending BlackRock fund.

Investment Company Securities. Each Fund may invest in shares of open-end investment companies, including investment companies that are affiliated with the Funds and BFA, that invest exclusively in high-quality short-term securities to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that BlackRock Cash Funds: Treasury may only invest in shares of other investment companies that are money market funds; and provided further, however, that a Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which a Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. BlackRock Cash Funds: Institutional may also purchase shares of exchange listed closed-end funds to the extent permitted under the 1940 Act. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the Funds may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.

Loan Participation Agreements. Each Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be made to issuers in whose obligations the Funds may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary under the terms of the loan participation for the Funds to assert their rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Funds could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Funds may be regarded as creditors of the issuing bank (rather than of the underlying corporate borrower), so that the Funds also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Funds may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued by the Institutional Fund at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of the Institutional Fund’s assets than if the value were based on available market quotations.

Medium-Term Notes. A Fund may invest in medium-term notes that have remaining maturities that are consistent with the conditions of Rule 2a-7. Medium-term notes are a form of corporate debt financing. They are often issued on a regular or continuous basis without the requirement to produce a new set of legal documentation at the time of each issuance. Medium-term notes have maturities that range widely based on the needs of the issuer; although they most often mature between nine months and ten years, they may have longer maturities.

Mortgage Pass-Through Securities. Each Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government entities or U.S. Government-sponsored enterprises including: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

The Funds may, to the extent permitted by Rule 2a-7 under the 1940 Act, invest in mortgage securities issued by private non-government entities. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities or government-sponsored enterprises. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators.

In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities issued by government entities, government-sponsored enterprises or non-government entities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate. Non-government mortgage securities may be subject to greater price changes than government issues.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Funds may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions.

TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Funds may use TBA transactions in several ways. For example, the Funds may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Funds to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.

Mortgage Securities. BlackRock Cash Funds: Institutional may invest in mortgage securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see “Asset-Backed and Commercial Mortgage-Backed Securities” and “Mortgage Pass-Through Securities.”

Municipal Securities. Each Fund may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

Each Fund will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.

Negative Interest Rate Scenarios. Should a negative interest rate scenario ever occur that causes a government money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable net asset value of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. If a fund converts to a floating NAV, any losses the fund experiences due to negative interest rates will be reflected in a declining NAV per share. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. This means that such an investor would lose money when the fund cancels shares. In either situation, the Board will need to determine that the approach is in the best interests of the fund and will need to ensure shareholders are provided adequate disclosures around the consequences of the approach chosen by the Board for the fund.

Non-U.S. Obligations. The Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers.

These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Funds may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Participation Interests. Each Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund’s participation interest bears to the total principal amount of the underlying securities.

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.

Recent Market Events. Stresses associated with the 2008 financial crisis in the United States and global economies peaked over a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

Governments and regulators may take actions that affect the regulation of the Fund or the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Fund’s abilities to achieve its investment objectives or otherwise adversely impact an investment in the Fund. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) that was first detected in China in December 2019 developed into a global pandemic. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Disruptions in markets can adversely impact a Fund and its investments. Further, certain local markets have been or may be subject to closures, and there can be no certainty regarding whether trading will continue in any local markets in which a Fund may invest, when any resumption of trading will occur or, once such markets resume trading, whether they will face further closures. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in such market. The outbreak could also impair the information technology and other operational systems upon which a Fund’s service providers, including BlackRock, rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform critical tasks relating to the Fund. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. In the past, governmental and quasi-governmental authorities and regulators through the world have at times responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments. Public health crises caused by the outbreak may exacerbate other preexisting political, social and economic risks in certain countries or globally. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of this outbreak or others and their effects cannot be determined with certainty.

Repurchase Agreements. The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. In accordance with guidance issued by the Staff of the SEC, each Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board of Trustees has established and periodically reviews procedures applicable to transactions involving such joint accounts. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

The collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated in any category by NRSROs, including collateral that may be below investment grade. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a money market fund, the repurchase obligation of a seller must involve minimal credit risk to a Fund, and otherwise satisfy credit quality standards set forth in the Fund’s Rule 2a-7 procedures.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Securities Lending.(1) Each Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including to borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or none at all, which could lead to reduced securities lending revenue). If a Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund’s investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or

(1)	Note that “Securities Lending” describes lending of securities by the Funds/Master Portfolios. SL Agency Shares of the Funds are designed, among other things, for the investment of cash collateral provided by borrowers to lenders of securities for which BTC acts as securities lending agent.

the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. The securities lending agent will take into account the tax effects on shareholders caused by this difference in connection with a Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).

Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Unrated Investments. If permitted by their investment strategies, each Fund may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other investments that are permitted for purchase by a Fund, and they are purchased in accordance with the Trust’s procedures adopted by the Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced. If a portfolio security ceases to be an eligible security under Rule 2a-7 (e.g., no longer presents minimal credit risks in the determination of BFA), or there is a default with respect to the portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Fund shall dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, unless the Board of Trustees finds that the disposal of such security would not be in such Fund’s best interests.

U.S. Government Obligations. Each Fund may invest in U.S. Government obligations, including securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. Treasury Obligations. U.S. Treasury obligations are direct obligations of the U.S. Government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program.

Disclosure of Portfolio Holdings

The Board of Trustees of the Trust, the Board of Trustees of MIP and the Board of Directors of BFA have each approved Portfolio Information Distribution Guidelines (the “Policy”) regarding the disclosure of the Funds’ or Master Portfolios’ portfolio securities, as applicable, and other portfolio information. The purpose of the Policy is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no earlier or more frequently than shareholders and prospective shareholders.

Pursuant to the Policy, the Trust, MIP and BFA may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s or Master Portfolio’s Portfolio Characteristics (as defined below) and Portfolio Holdings (as defined below). The Boards of Trustees of the Trust and MIP and the Board of Directors of BFA have each approved the adoption by the Trust and MIP, respectively, of the Policy, and employees of BFA are responsible for adherence to the Policy. The Boards of Trustees of the Trust and MIP provide ongoing oversight of the Trust’s, MIP’s and BFA’s compliance with the Policy.

Disclosure of material non-public information (“Confidential Information”) about a Fund’s or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics is prohibited, except as provided in the Policy.

Confidential Information relating to the Trust or MIP may not be distributed to persons not employed by BlackRock unless the Trust or MIP has a legitimate business purpose for doing so and confidentiality obligations are in effect, as appropriate.

Portfolio Holdings: “Portfolio Holdings” are a Fund’s portfolio securities and other instruments, and include, but are not limited to:

•	for equity securities, information such as issuer name, CUSIP, ticker symbol, total shares and market value;

•	for fixed income securities, information such as issuer name, CUSIP, ticker symbol, coupon, maturity, current face value, market value, yield, WAL, duration and convexity;

•	for all securities, information such as quantity, SEDOL and market price as of a specific date;

•	for derivatives, indicative data including, but not limited to, pay leg, receive leg, notional amount, reset frequency and trade counterparty; and

•

for trading strategies, specific portfolio holdings, including the number of shares held, weightings of particular holdings, trading details, pending or recent transactions and portfolio management plans to purchase or sell particular securities or allocation within particular sectors.

Portfolio Characteristics (excluding Liquidity Metrics): “Portfolio Characteristics” include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, risk related information (e.g., value at risk, standard deviation), ROE, P/E, P/B, P/CF, P/S and EPS.

•

Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

Portfolio Characteristics — Liquidity Metrics:

•

“Liquidity Metrics” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology which include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology.

•	The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to SEC Rule 22e-4 (including SEC liquidity tiering) is not permitted unless pre-approved.

•

Disclosure of Liquidity Metrics pursuant to Section 3 of the Policy should be reviewed by BlackRock’s Risk and Quantitative Analysis Group and the relevant portfolio management team prior to dissemination.

Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the SEC (e.g., a fund’s annual report), through a press release or placement on a publicly-available internet website), or information derived or calculated from such public sources shall not be deemed Confidential Information.

Portfolio Holdings and Portfolio Characteristics may be disclosed in accordance with the below schedule.

Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods for Portfolio Holdings
	Prior to 20 Calendar Days After Month-End	20 Calendar Days After Month-End To Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds*, BlackRock Core Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V, BlackRock Strategic Global Bond Fund, Inc., Master Total Return Portfolio of Master Bond LLC, BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc., BlackRock Sustainable Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Systematic Multi-Strategy Fund (each of whose portfolio holdings may be disclosed 60 calendar days after month-end). BlackRock generally discloses portfolio holdings information on the lag times established herein on its public website. If Portfolio Holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Time Periods for Portfolio Characteristics
Portfolio Characteristics (Excluding Liquidity Metrics)	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.*, **	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics — Liquidity Metrics	Prior to 60 Calendar Days After Calendar Quarter-End	60 Calendar Days After Calendar Quarter-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.	May disclose to shareholders, prospective shareholders, intermediaries and consultants; provided portfolio management has approved. If Liquidity Metrics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

* Global Allocation Exception: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain Portfolio Characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund is available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in these guidelines. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

** Strategic Income Opportunities Exception: Information on certain Portfolio Characteristics of BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Money Market Funds***,****

Time Periods
	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

• Weekly portfolio holdings information released on the website at least one business day after week-end except:

○ Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

○ For Government money market funds, daily portfolio holdings are released on the website the following business day.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

• Historical net asset values (“NAVs”) calculated based on market factors (e.g., marked-to-market).

• Percentage of Fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7).

• Daily net inflows and outflows

• Yields, SEC yields, WAM, WAL, current assets.

• Other information as may be required by Rule 2a-7.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

*** BlackRock Short Obligation. Fund’s holdings may be disclosed in accordance with the frequency for money market funds.

**** Circle Reserve Fund Exception: Information on portfolio holdings and certain portfolio characteristics of the Circle Reserve Fund may be made available to the sole shareholder of the Fund, upon request, on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Trustees of the Trust or MIP and their respective counsel, outside counsel for the Trust or MIP, the Trust’s or MIP’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Trust’s or MIP’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i)	the preparation and posting of a Fund or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics to its website on a more frequent basis than authorized above;

(ii)	the disclosure of a Fund or Master Portfolio’s Portfolio Holdings to third-party service providers not noted above; and

(iii)	the disclosure of a Fund or Master Portfolio’s Portfolio Holdings and/or Portfolio Characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are typically available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund or Master Portfolio performance, rolling 12-month average and benchmark performance.

Other Information. The Policy shall also apply to other Confidential Information of a Fund or Master Portfolio such as performance attribution analyses or security-specific information (e.g., information about Fund or Master Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund or Master Portfolio and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither a Fund or Master Portfolio, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form in connection with the disclosure of information about such Fund or Master Portfolio’s Portfolio Holdings or Portfolio Characteristics.

Ongoing Arrangements. BFA has entered into ongoing agreements to provide selective disclosure of Fund or Master Portfolio Portfolio Holdings to the following persons or entities:

1.	Trust’s Board of Trustees, MIP’s Board of Trustees and, if necessary, independent Trustees’ counsel and Trust/MIP counsel.

2.	Trust’s/MIP’s Transfer Agent.

3.	Trust’s/MIP’s Custodian.

4.	Trust’s/MIP’s Administrator, if applicable.

5.	Trust’s/MIP’s independent registered public accounting firm.

6.	Trust’s/MIP’s accounting services provider.

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch.

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data, and iMoneyNet.

9.

Pricing Vendors — Refinitiv, ICE Data Services, Bloomberg, IHS Markit, JP Morgan Pricing-Direct, Loan Pricing Corporation, Valuation Research Corporation, Murray, Devine & Co., Inc. and WM Company PLC.

10.	Portfolio Compliance Consultants — Oracle Financial Services.

11.

Third-party feeder funds — Stock Index Fund, a series of Homestead Funds, Inc.; Transamerica Stock Index, a series of Transamerica Funds; and Alight Money Market Fund, a series of Alight Series Trust and their respective boards, sponsors, administrators and other service providers.

12.	Affiliated feeder funds — Treasury Money Market Fund (Cayman) and its board, sponsor, administrator and other service providers.

13.

Other — Investment Company Institute, Goldman Sachs Asset Management, L.P., Mizuho Asset Management Co., Ltd., Nationwide Fund Advisors, State Street Bank and Trust Company, Donnelley Financial Solutions, Inc., Silicon Valley Bank and BNY Mellon Markets.

With respect to each such arrangement, the Trust or MIP has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, MIP, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Trust, MIP and BFA monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s, MIP’s and BFA’s Codes of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BFA’s compliance personnel under the supervision of the Trust’s or MIP’s Chief Compliance Officer, monitor BFA’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BFA maintains an internal restricted list to prevent trading by the personnel of BFA or its affiliates in securities — including securities held by a Fund/Master Portfolio — about which BFA has Confidential Information. There can be no assurance, however, that the Trust’s or MIP’s policies and procedures with respect to the selective disclosure of Portfolio Holdings will prevent the misuse of such information by individuals or firms that receive such information.

Management

The Board of Trustees of the Trust consists of twelve individuals (each, a “Trustee”), ten of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The same individuals serve on the Board of Trustees of MIP. The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). The Trust and MIP are included in the BlackRock Fund Complex referred to as the BlackRock Multi-Asset Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the BlackRock Multi-Asset Complex.

The Board has overall responsibility for the oversight of the Trust and each Fund. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee. The role of the Chair of the Board is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chair of each

Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to each Fund. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage each Fund on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of each Fund and associated risks in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and each Fund’s investment objective and strategies. The Board reviews, on an ongoing basis, each Fund’s performance, operations and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of each Fund.

Day-to-day risk management with respect to each Fund is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for each Fund, sub-advisers and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by each Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of each Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Audit Committee. The members of the Audit Committee (the “Audit Committee”) are Henry R. Keizer (Chair), Neil A. Cotty, Lena G. Goldberg and Kenneth L. Urish, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of each Fund’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and each Fund’s Independent Registered Public Accounting Firm the performance and findings of each Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to each Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2023, the Audit Committee met five times.

Governance and Nominating Committee. The members of the Governance and Nominating Committee (the “Governance Committee”) are Cynthia A. Montgomery (Chair), Susan J. Carter, Collette Chilton and Henry R. Keizer, all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2023, the Governance Committee met nine times.

Compliance Committee. The members of the Compliance Committee (the “Compliance Committee”) are Lena G. Goldberg (Chair), Cynthia A. Montgomery, Donald C. Opatrny, Kenneth L. Urish and Claire A. Walton, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BFA and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2023, the Compliance Committee met four times.

Performance Oversight Committee. The members of the Performance Oversight Committee (the “Performance Oversight Committee”) are Donald C. Opatrny (Chair), Susan J. Carter, Collette Chilton, Neil A. Cotty and Claire A. Walton, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, each Fund’s investment objective, policies and practices; (2) review information on each Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2023, the Performance Oversight Committee met four times.

Ad Hoc Topics Committee. The members of the Ad Hoc Topics Committee (the “Ad Hoc Topics Committee”) are Mark Stalnecker (Chair) and Lena G. Goldberg, both of whom are Independent Trustees, and John M. Perlowski, who serves as an interested Trustee. The principal responsibilities of the Ad Hoc Topics Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Ad Hoc Topics Committee by the Board. The Board has adopted a written charter for the Ad Hoc Topics Committee. During the fiscal year ended December 31, 2023, the Ad Hoc Topics Committee did not meet.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each Fund’s investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

Susan J. Carter	Susan J. Carter has over 35 years of experience in investment management. She has served as President & Chief Executive Officer of Commonfund Capital, Inc. (“CCI”), a registered investment adviser focused on non-profit investors, from 1997 to 2013, Chief Executive Officer of CCI from 2013 to 2014 and Senior Advisor to CCI in 2015. Ms. Carter also served as trustee to the Pacific Pension Institute from 2014 to 2018, as trustee to the Financial Accounting Foundation from 2017 to 2021, Advisory Board Member for the Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021, Advisory Board Member for Bridges Fund Management from 2016 to 2018, and Advisory Board Member for Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022. She currently serves as Member of the President’s Counsel for Commonfund and Practitioner Advisory Board Member for Private Capital Research Institute (“PCRI”). These positions have provided her with insight and perspective on the markets and the economy.

Collette Chilton	Collette Chilton has over 20 years of experience in investment management. She held the position of Chief Investment Officer of Williams College from October 2006 to June 2023. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy.

Neil A. Cotty	Neil A. Cotty has more than 30 years of experience in the financial services industry, including 19 years at Bank of America Corporation and its affiliates, where he served, at different times, as the Chief Financial Officer of various businesses including Investment Banking, Global Markets, Wealth Management and Consumer and also served ten years as the Chief Accounting Officer for Bank of America Corporation. Mr. Cotty has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Trustees	Experience, Qualifications and Skills

Lena G. Goldberg	Lena G. Goldberg has more than 20 years of business and oversight experience, most recently through her service as a senior lecturer at Harvard Business School. Prior thereto, she held legal and management positions at FMR LLC/Fidelity Investments as well as positions on the boards of various Fidelity subsidiaries over a 12-year period. She has additional corporate governance experience as a member of board and advisory committees for privately held corporations and non-profit organizations. Ms. Goldberg also has more than 17 years of legal experience as an attorney in private practice, including as a partner in a law firm.

Henry R. Keizer	Henry R. Keizer brings over 40 years of executive, financial, operational, strategic and global expertise gained through his 35 year career at KPMG, a global professional services organization and by his service as a director to both publicly and privately held organizations. He has extensive experience with issues facing complex, global companies and expertise in financial reporting, accounting, auditing, risk management, and regulatory affairs for such companies. Mr. Keizer’s experience also includes service as an audit committee chair to both publicly and privately held organizations across numerous industries including professional services, property and casualty reinsurance, insurance, diversified financial services, banking, direct to consumer, business to business and technology. Mr. Keizer is a certified public accountant and also served on the board of the American Institute of Certified Public Accountants. Mr. Keizer has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Donald C. Opatrny	Donald C. Opatrny has more than 40 years of business, oversight and executive experience, including through his service as president, director and investment committee chair for academic and not-for-profit organizations, and his experience as a partner, managing director and advisory director at Goldman Sachs for 32 years. He also has investment management experience as a board member of Athena Capital Advisors LLC.

Mark Stalnecker	Mark Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Claire A. Walton	Claire A. Walton has over 25 years of experience in investment management. She has served as the Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015, an investment manager that specialized in long/short non-U.S. equity investments, and was an owner and General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023, a firm focusing on long/short equities in global emerging and frontier markets. These positions have provided her with insight and perspective on the markets and the economy.

Interested Trustees

Robert Fairbairn	Robert Fairbairn has more than 25 years of experience with BlackRock, Inc. and over 30 years of experience in finance and asset management. In particular, Mr. Fairbairn’s positions as Vice Chairman of BlackRock, Inc., Member of BlackRock’s Global Executive and Global Operating Committees and Co-Chair of BlackRock’s Human Capital Committee provide the Board with a wealth of practical business knowledge and leadership. In addition, Mr. Fairbairn has global investment management and oversight experience through his former positions as Global Head of BlackRock’s Retail and iShares® businesses, Head of BlackRock’s Global Client Group, Chairman of BlackRock’s international businesses and his previous oversight over BlackRock’s Strategic Partner Program and Strategic Product Management Group. Mr. Fairbairn also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

John M. Perlowski	John M. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Accounting and Product Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies. Mr. Perlowski also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and other investment company directorships.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 164 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, CCI (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management from 2016 to 2018; Practitioner Advisory Board Member, PCRI since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, Commonfund since 2023.	28 RICs consisting of 164 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	28 RICs consisting of 164 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 164 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Pioneer Public Interest Law Center since 2023; Director, Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President – Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 164 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 164 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	None

Donald C. Opatrny 1952	Trustee (Since 2019)	Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; Member of Affordable Housing Supply Board of Jackson, Wyoming from 2017 to 2022; Member, Investment Funds Committee, State of Wyoming from 2017 to 2023; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.	28 RICs consisting of 164 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	28 RICs consisting of 164 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.	28 RICs consisting of 164 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees[4]

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	96 RICs consisting of 266 Portfolios	None

John M. Perlowski[5] 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	98 RICs consisting of 268 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001.
[2]	Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
[3]	In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
[4]	Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust and MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.
[5]	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Certain biographical and other information relating to the officers of the Trust who are not Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2002; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Global Markets Group since 2022; Member of BlackRock’s Global Operating Committee since 2016 and Human Capital Committee since 2023.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since 2019; Executive Vice President of PIMCO from 2016 to 2019.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)	Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018.

[1]	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001.
[2]	Officers of the Trust and MIP serve at the pleasure of the Board.

Share Ownership Information. Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised Funds that are currently overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2023 is set forth in the chart below. Amounts shown may include shares as to which a Trustee has indirect beneficial ownership, such as through participation in certain family accounts, 529 college savings plan interests, or similar arrangements where the Trustee has beneficial economic interest but not a direct ownership interest.

Name	Dollar Range of Equity Securities in BlackRock Cash Funds: Institutional	Dollar Range of Equity Securities in BlackRock Cash Funds: Treasury	Aggregate Dollar Range of Equity Securities in Supervised Funds

Independent Trustees

Susan J. Carter	None	None	Over $100,000

Collette Chilton	None	None	Over $100,000

Neil A. Cotty	None	None	Over $100,000

Lena G. Goldberg	None	None	Over $100,000

Henry R. Keizer	None	None	Over $100,000

Cynthia A. Montgomery	None	None	Over $100,000

Donald C. Opatrny	None	None	Over $100,000

Mark Stalnecker	None	None	Over $100,000

Kenneth L. Urish	None	None	Over $100,000

Claire A. Walton	None	None	Over $100,000

Interested Trustees

Robert Fairbairn	None	None	Over $100,000

John M. Perlowski	None	None	Over $100,000

Ownership of Securities of Certain Entities. As of April 4, 2024, the Trustees and officers of the Trust as a group directly or indirectly owned an aggregate of less than 1% of any class of the outstanding shares of each Fund. As of December 31, 2023, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of each Fund’s investment adviser, sub-adviser (where applicable), principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees. Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $335,000 per year for his or her services as a board member of the BlackRock-advised Funds in the BlackRock Multi-Asset Complex, including the Trust and MIP, and a $20,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid as compensation an additional annual retainer of $45,000, respectively. The Chair of the Boards is paid an additional annual retainer of $150,000.

The following table sets forth the compensation MIP paid to the Trustees on behalf of the Master Portfolios for the fiscal year ended December 31, 2023 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2023. The Trustees received no additional compensation from the Trust on behalf of the Funds.

Name	Compensation from Money Market Master Portfolio	Compensation from Treasury Money Market Master Portfolio	Estimated Annual Benefits upon Retirement	Aggregate Compensation from the Master Portfolio and Other BlackRock- Advised Funds[1]

Independent Trustees

Susan J. Carter	$22,412	$15,052	None	$425,000

Collette Chilton	$22,412	$15,052	None	$425,000

Neil A. Cotty	$22,412	$15,052	None	$425,000

Lena G. Goldberg[2]	$25,436	$17,050	None	$470,000

Henry R. Keizer[3]	$25,436	$17,050	None	$470,000

Cynthia A. Montgomery[4]	$25,436	$17,050	None	$470,000

Donald C. Opatrny[5]	$25,436	$17,050	None	$470,000

Mark Stalnecker[6]	$32,492	$21,711	None	$575,000

Kenneth L. Urish	$22,412	$15,052	None	$425,000

Claire A. Walton	$22,412	$15,052	None	$425,000

Interested Trustees

Robert Fairbairn	None	None	None	None

John M. Perlowski	None	None	None	None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see “Biographical Information” beginning on page 29 of this SAI.
[2]	Chair of the Compliance Committee.
[3]	Chair of the Audit Committee.
[4]	Chair of the Governance Committee.
[5]	Chair of the Performance Oversight Committee.
[6]	Chair of the Board and Chair of the Ad Hoc Topics Committee.

Codes of Ethics. The Trust, BFA, the Sub-Adviser and BlackRock Investments, LLC, the Funds’ distributor (the “Distributor”) have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies of the Master Portfolios. The Board of Trustees of MIP has delegated the voting of proxies for each Master Portfolio’s securities to BFA pursuant to BFA’s proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”). Under the BlackRock Proxy Voting Guidelines, BFA will vote proxies related to the securities held by each Master Portfolio in the best interests of the Master Portfolio and its stockholders. From time to time, a vote may present a conflict between the interests of the Master Portfolio’s stockholders, on the one hand, and those of BFA, or any affiliated person of MIP or BFA, on the other. The Manager maintains policies and procedures that are designed to prevent undue influence on the Manager’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and the Manager, the Manager’s affiliates, a Fund or a Fund’s affiliates. Most conflicts are managed through a structural separation of the Manager’s Corporate Governance Group from the Manager’s employees with sales and client responsibilities. In addition, the Manager maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to the Manager’s relationship with the issuer of the proxy or dissident shareholder. In certain instances, the Manager may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. Copies of MIP’s Proxy Voting Policy and BlackRock’s Global Principles are attached as Appendix A.

Information on how each Master Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

Shareholder Communication to the Board of Trustees. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

Potential Conflicts of Interest. Certain activities of BlackRock, Inc., BlackRock Advisors, LLC, BlackRock Fund Advisors and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.

BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.

BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.

In addition, to the extent permitted by applicable law, the Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.

In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.

From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients.

In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the Commission and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.

BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. BlackRock will receive certain payments for licensing intellectual property belonging to BlackRock and for facilitating provision of data in connection with such derivative products, which may include payments based on the trading volumes of, or revenues generated by, the derivative products. The Funds and other accounts managed by BlackRock may from time to time transact in such derivative products where permitted by the Fund’s investment strategy, which could contribute to the viability of such derivative products by making them more appealing to funds and accounts managed by third parties, and in turn lead to increased payments to BlackRock. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock.

A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.

To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.

Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.

When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds.

A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.

BTC, an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.

As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock established program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).

BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e. indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.

BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact a Fund by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall.

Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock, unless prohibited by applicable law, may cause a Fund or account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. Under the European Union’s (the “EU”) Markets in Financial Instruments Directive, EU investment managers, including BlackRock International Limited (“BIL”) which acts as a sub-adviser to certain funds, pay for research from brokers and dealers directly out of their own resources, rather than through client commissions.

Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock reserves the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of a Fund acquired for its own accounts. A large redemption of shares of a Fund by BlackRock could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares but is not obligated to do so and may elect not to do so.

It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.

BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Funds, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.

BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.

The investment activities of BlackRock for its proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership restrictions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by BlackRock for its proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict, forgo or limit the exercise of rights (including transferring, outsourcing or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Fund’s using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to any Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers.

BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to a Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from a Fund, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to a Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to a Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.

Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.

BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.

BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.

In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.

Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.

Control Persons and Principal Holders of Securities

To the knowledge of the Trust, the following owned of record or beneficially 5% or more of a class of the specified Fund’s shares as of April 2, 2024:

BlackRock Cash Funds: Institutional

Name of Share Class	Name and Address of Shareholder	Percentage of Share Class

SL Agency Shares	ISHARES RUSSELL 2000 ETF C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	10.80%

	ISHARES CORE S&P SMALL-CAP ETF C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	6.44%

	ISHARES CORE S&P MID-CAP ETF C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	5.98%

	INVESTORS BANK AND TRUST AS CUSTODIAN FBO ISHARES LEHMAN AGGREGATE BOND FUND 200 CLARENDON STREET Boston, MA 02116	5.55%

BlackRock Cash Funds: Treasury

Name of Share Class	Name and Address of Shareholder	Percentage of Share Class

Institutional Shares	BOFA SECURITIES, INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: MONEY FUND OPERATIONS 200 NORTH COLLEGE STREET. 3RD FLOOR Charlotte, NC 28255	38.74%

	MAC & CO 500 GRANT ST. RM. 151-1010 Pittsburgh, PA 15258	10.30%

	BBH & CO. AS CUSTOMERS FOR THE ADV. INNER CIRCLE FUND III - FS MULTI. ALT. FUND 140 BROADWAY New York, NY 10005	9.74%

	THE TRUSTEES OF THE UNIVERSITY OF PENNSYLVANIA ATTN: OFFICE OF THE TREASURER 3451 WALNUT STREET, SUITE 737 Philadelphia, PA	6.37%

SL Agency Shares	ISHARES SHORT TREASURY BOND ETF C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	15.76%

	BANK OF NEW YORK MELLON FBO ISHARES CORE S&P SMALL-CAP ETF 240 GREENWICH STREET New York, NY 10007	11.22%

	ISHARES IBONDS DEC 2024 TERM TREASURY ETF C/O BLACKROCK INSTITUTIONAL TRUST COMPANY 400 HOWARD STREET, FOUNDRY SQUARE I San Francisco, CA 94105	7.86%

	JPMORGAN CHASE BANK, N.A. 4 CHASE METROTECH CENTER, FLOOR 3 Brooklyn, NY 11245	5.36%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

Investment Adviser and Other Service Providers

Investment Adviser. The Funds are feeder funds in a master/feeder structure. As a result each Fund invests all of its assets in a related Master Portfolio of MIP. The Master Portfolios have retained BFA as the investment adviser to manage their assets.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL” or the “Sub-Adviser”), pursuant to which BFA pays the Sub-Adviser for providing services to BFA, with respect to that portion of Money Market Master Portfolio for which it acts as sub-adviser, a monthly fee at an annual rate equal to a percentage of the management fee paid to BFA under the investment advisory agreement with respect to Money Market Master Portfolio.

Advisory Fees. BFA is entitled to receive monthly fees at the annual rate of 0.10% of each Master Portfolio’s average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of each Master Portfolio and, accordingly, have a favorable impact on its performance. BFA has contractually agreed to waive a portion of its management fees and accept payment at an annual rate of 0.07% through June 30, 2025 with respect to each Master Portfolio. Pursuant to the investment advisory contract between BFA and MIP on behalf of the Master Portfolios (“Advisory Contract”), BFA furnishes MIP’s Board of Trustees with periodic reports on the investment strategy and performance of the Master Portfolios.

BFA is an indirect wholly-owned subsidiary of BlackRock, Inc.

The Advisory Contract is subject to annual approval by (i) MIP’s Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP’s Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days’ written notice, by either party. The Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

For the past three fiscal years, the related Master Portfolio of each Fund paid to BFA the following management fees, net of waivers and/or offsetting credits:

	Fiscal Year Ended December 31,
Master Portfolio	2021	2022	2023

Money Market Master Portfolio	$46,179,769	$46,673,859	$48,909,418

Treasury Money Market Master Portfolio	$12,423,446	$13,191,352	$14,915,434

For the past three fiscal years, BFA waived the following management fees with respect to the Master Portfolios in which the Funds invest:

	Fiscal Year Ended December 31,
Master Portfolio	2021	2022	2023

Money Market Master Portfolio	$19,962,653	$20,122,854	$21,092,827

Treasury Money Market Master Portfolio	$9,210,431	$5,734,663	$6,477,141

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP, and the independent registered public accounting firm that provides audit services in connection with the Master Portfolios (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolios. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses through June 30, 2025.

For the past three fiscal years, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against management fees paid by the Master Portfolios in which the Funds invest:

	Fiscal Year Ended December 31,
Master Portfolio	2021	2022	2023

Money Market Master Portfolio	$399,755	$279,117	$307,179

Treasury Money Market Master Portfolio	$193,458	$176,420	$197,583

Administrator. The Trust has engaged BAL to provide certain administration services to the Funds. Pursuant to an Administration Agreement with the Trust, BAL and its affiliates provide as administration services, among other things: supervision of the administrative operation of the Trust and the Funds, provision of management reporting and treasury administration services, financial reporting, legal and tax services, and preparation of proxy statements and shareholder reports for the Funds. BAL and its affiliates also furnish office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by BFA. BAL and its affiliates also pay the compensation of the Trust’s Trustees who are not Independent Trustees and of officers and employees who are affiliated with the Trust. For providing such services, BAL is entitled to a monthly fee at an annual rate of 0.02% of each Fund’s average daily net assets attributable to SL Agency Shares.

BAL has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, management fees, distribution plan expenses, MIP Independent Expenses, litigation expenses, taxes or other extraordinary expenses. Expenses attributable only to the Master Portfolios will be charged only against the assets of the Master Portfolios. General expenses of MIP will be allocated among its portfolios in a manner that is proportionate to the net assets of each Master Portfolio, on a transactional basis as the Board of Trustees deems equitable.

BAL is not entitled to compensation for providing administration services to a Master Portfolio for so long as BAL is entitled to compensation for providing administration services to the Fund that invests substantially all of its assets in the Master Portfolio, or BAL or an affiliate receives management fees from the Master Portfolio. Each Fund having multiple classes allocates all expenses of the Master Portfolio, including the Master Portfolio’s management fee, to each share class in proportion to the aggregate net asset value of such class as compared to all classes of the Fund in accordance with the Fund’s multi-class plan under Rule 18f-3 under the 1940 Act.

For the past three fiscal years, the Funds paid the following administration fees to BAL, net of waivers and/or offsetting credits:

	Fiscal Year Ended December 31,
Fund	2021	2022	2023

BlackRock Cash Funds: Institutional	$13,296,112	$13,394,664	$14,021,220

BlackRock Cash Funds: Treasury	$443,851	$4,485,295	$5,489,587

For the past three fiscal years, BAL waived the following administration fees with respect to the Funds:

	Fiscal Year Ended December 31,
Fund	2021	2022	2023

BlackRock Cash Funds: Institutional	$0	$0	$0

BlackRock Cash Funds: Treasury	$5,251,185	$248,193	$0

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust, and the independent registered public accounting firm that provides audit services in connection with the Funds (collectively referred to as the “Independent Expenses”) are paid directly by the Funds. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Funds for such Independent Expenses through June 30, 2025.

For the past three fiscal years, BAL provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Funds:

	Fiscal Year Ended December 31,
Fund	2021	2022	2023

BlackRock Cash Funds: Institutional	$11,661	$10,945	$10,944

BlackRock Cash Funds: Treasury	$11,688	$10,948	$10,944

Distributor. BlackRock Investments, LLC (previously defined as the “Distributor”) is the distributor for the Funds’ shares. The Distributor is a registered broker-dealer located at 50 Hudson Yards, New York, NY 10001.

Each Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of the Fund (the “Distribution Agreement”). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

Other Payments by the Fund. In addition to shareholder servicing fees that a Fund may pay to Shareholder Servicing Agents of the Fund pursuant to a Shareholder Servicing Plan and fees a Fund pays to its transfer agent, BFA, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated brokers, dealers, financial institutions, insurance companies, retirement plan record-keepers and other financial intermediaries (including BlackRock, BRIL and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the Fund) (collectively, “Service Organizations”) pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Additional Payments by BlackRock. From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of a Fund, for services to a Fund and its shareholders and/or for data provision or technology support. A Service Organization may perform these obligations itself or may arrange for a third party to perform them. BlackRock may also make payments to Service Organizations as part of an effort to enhance its business relationship with such entities trading on technology platforms. These payments, which are not made pursuant to a Shareholder Servicing Plan or distribution plan or otherwise paid by a Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by a Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to a Fund or its shareholders and do not change the price paid by shareholders for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of any Fund, any sales charges, commissions or other concessions described in the Prospectuses or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by a Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, or may be calculated on another basis.

BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific Funds or share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments.

A. Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of a Fund; payments for providing extra employee training and information relating to a Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s customers, registered representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

B. Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their customers. In these situations, a Fund may not maintain accounts in the name of the customers, and Service Organizations may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the transfer agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by a Fund, as applicable.

C. Data Provision and Technology Support

BlackRock may make Additional Payments to Service Organizations for the provision of certain analytical or other data services relating to the Funds, such as statistical information regarding sales of the Funds, or technology support. Such Additional Payments are generally made as a fixed dollar amount, and not based on assets or sales.

D. Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

Advisor Credit Exchange, LLC

Advisor Group, Inc.

Alight Solutions LLC

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

American Enterprise Investment Services, Inc.

American General Life Insurance Company

American United Life Insurance Company

Annuity Investors Life Insurance Company

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

Avantax Investment Services, LLC

Bancroft Capital LLC

Bank of America, N.A.

Bank of New York Mellon

Barclays Capital Inc.

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Beta Capital Securities LLC

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BNP Paribas

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BofA Securities, Inc.

BOKF, N.A.

Brighthouse Life Insurance Company

Brighthouse Life Insurance Company of NY

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Cabrera Capital Markets, LLC

Cadaret Grant & Co., Inc.

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CF Secured, LLC

Charles Schwab & Co., Inc.

Charles Schwab Trust Bank

Chicago Mercantile Exchange Inc.

CIM Investment Management, Inc.

Citco Securities, LLC

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Bank

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Commonwealth Financial Network

Computershare Trust Company

Conduent HR Services, LLC

CSC Trust Company of Delaware

CUSO Financial Services, L.P.

Delaware Life Insurance Company

Delaware Life Insurance Company of New York

Deutsche Bank AG

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Dunham & Associates Investment Counsel, Inc.

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

Empower Annuity Insurance Company of America

Empower Financial Services, Inc.

Empower Life & Annuity Insurance Company of New York

Empower Plan Services, LLC

Envestnet Asset Management, Inc.

Equitable Advisors, LLC

Equitable Life Insurance Company

E*trade Savings Bank

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Command Financial Planning, Inc.

First Hawaiian Bank

First Republic Bank

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

FIS Brokerage & Securities Services LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great Pacific Securities, LLC

Guardian Insurance & Annuity Co., Inc.

Hancock Whitney Bank

Hartford Funds Management Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Securities, Inc.

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

Investment Trust of California

J.P. Morgan Institutional Investments Inc

J.P. Morgan Securities LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company of New York

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

Kestra Investment Services, LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

Lombard International Life Assurance Company

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

Metropolitan Life Insurance Company

Mid Atlantic Clearing & Settlement Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mischler Financial Group

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Distribution, Inc.

Morgan Stanley Smith Barney LLC

MUFG Union Bank, National Association

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

NEXT Financial Group, Inc.

Northbrook Bank & Trust Company

Northern Trust Company

Northwestern Mutual Investment Services, LLC

NYLife Distributors LLC

Oppenheimer & Co., Inc.

Orion Advisor Services, LLC

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, LLC

Park Avenue Securities LLC

Penserra Securities, LLC

Pershing LLC

PFPC Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Principal Bank

Principal Life Insurance Company

Protective Life and Annuity Insurance Company

Protective Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Sanctuary Wealth Group, LLC

Santander Bank, N.A.

Saturna Trust Company

Securities America, Inc.

Securities Finance Trust Company

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

Silicon Valley Bank

Sorrento Pacific Financial LLC

Standard Insurance Company

State Farm Life and Accident Assurance Company

State Farm Life Insurance Company

State Farm VP Management Corp.

State Street Bank and Trust Company

State Street Global Markets, LLC

Stern Brothers & Co.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life Insurance Company

TD Ameritrade Clearing, Inc.

TD Ameritrade, Inc.

TD Prime Services (US) LLC

Teachers Insurance and Annuity Association of America

Tigress Financial Partners, LLC

TMI Trust Company

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company

Treasury Brokerage

Triad Advisors, LLC

Truist Bank

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS Financial Services, Inc.

UBS Securities LLC

Ultimus Fund Solutions, LLC

UMB Bank, National Association

United States Life Insurance Company in the City of New York

VALIC Retirement Services Company

Vanguard Group, Inc.

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Insurance and Annuity Company

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

Waddell & Reed, Inc.

Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

ZB, National Association

E. Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock may also pay for the travel, meal, lodging and other expenses of Service Organizations and their salespersons or other personnel in connection with educational and sales promotional programs. This compensation is not included in, and is made in addition to, the Additional Payments described above. These payments may be made directly to the Service Organizations or their affiliates, or to a third party vendor, and may vary depending upon the nature of the event or the relationship and are subject to applicable laws and regulations, including the rules of applicable self-regulatory organizations, such as FINRA. BlackRock may pay Service Organizations additional types of incentive compensation in the future to the extent not prohibited by applicable laws or regulations.

Separately, BlackRock has developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Funds or other BlackRock funds, iShares ETFs and other exchange-traded products.

F. Conflicts

Additional Payments made by BlackRock to a Service Organization or its affiliates or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of a Fund and/or particular share class through its distribution system or to perform services with respect to such Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund Complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to customers of Service Organizations and the retention of those investments by such customers. To the extent Service Organizations sell more shares of a Fund or retain shares of a Fund in their customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending a particular Fund, share class or fund complex over another. Service Organizations may charge their customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s Prospectus and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to a Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of a Fund and when considering which share class is most appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it or its affiliates and for more information about the payments described above.

* * *

Accounting Services Provider. State Street Bank and Trust Company (“State Street”) serves as the accounting services provider for the Master Portfolios. State Street maintains the books of account and other financial records (other than those maintained by the Master Portfolios’ custodian); records general ledger entries; calculates daily net income; reconciles activity to the trial balance; calculates and publishes daily net asset value; prepares account balances; and provides such other accounting services as may be required. In connection with its accounting services, State Street also provides certain administration services.

The table below shows the amounts paid by BFA to State Street on behalf of the Master Portfolios for accounting services for the past three fiscal years:

For the Fiscal Year Ended December 31,	Money Market Master Portfolio	Treasury Money Market Master Portfolio

2023	$1,046,320	$333,766

2022	$1,294,584	$377,599

2021	$1,084,971	$364,540

Custodian. State Street has been retained to act as custodian for the Funds and the Master Portfolios and is located at One Congress Street, Suite 1, Boston, Massachusetts 02111-2016. The custodian, among other responsibilities, maintains a custody account or accounts in the name of the Funds and the Master Portfolios;

receives and delivers all assets for each Fund and each Master Portfolio upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Funds and the Master Portfolios.

Transfer and Dividend Disbursing Agent. State Street, located at 1776 Heritage Drive, JAB/3, North Quincy, MA 02171, attn: Quincy Nunnally-Transfer Agency, has also been retained to act as the transfer and dividend disbursing agent for the Funds and the Master Portfolios. For its services as transfer and dividend disbursing agent to the Funds and the Master Portfolios, State Street is paid fees based on the Funds’ and the Master Portfolios’ net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BAL has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the Funds, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.

Independent Registered Public Accounting Firm. The Audit Committee of the Trust, which is comprised solely of non-interested Trustees, has selected an independent registered public accounting firm for the Funds that audits the Funds’ financial statements. Please see the inside back cover page of your Fund’s Prospectus for information on your Fund’s independent registered public accounting firm.

Counsel. Sidley Austin LLP, with offices at 787 Seventh Avenue, New York, New York 10019, serves as the Funds’ counsel.

Determination of Net Asset Value

Pursuant to Rule 2a-7, the Funds must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days or less, and invest only in those high-quality securities that are determined by the Investment Adviser to be “eligible securities” under Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable-rate and floating-rate instruments subject to demand features.

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury’s Master Portfolio uses the amortized cost method to determine the value of its respective securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that BlackRock Cash Funds: Treasury would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method results in a lower value of BlackRock Cash Funds: Treasury’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from making an investment in the Fund using solely market values, and existing BlackRock Cash Funds: Treasury shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, BlackRock Cash Funds: Treasury’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of BlackRock Cash Funds: Treasury’s portfolio holdings, at least daily, and at such other intervals as the Board of Trustees deems appropriate, to determine whether a Fund’s net asset value per share as determined by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Institutional Fund

In computing the net asset value of its shares for purposes of sales and redemptions, BlackRock Cash Funds: Institutional’s Master Portfolio values its portfolio securities as described below and the Institutional Fund will quote its net asset value per share to the fourth decimal place (e.g., $1.0000), which net asset value per share is expected to fluctuate from time to time.

Valuation of assets held by BlackRock Cash Funds: Institutional’s Master Portfolio is performed as follows:

Fixed Income Investments. Fixed-income securities for which market quotations are readily available are generally valued using such securities’ current market value. BlackRock Cash Funds: Institutional’s Master Portfolio values fixed-income portfolio securities using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by BlackRock Cash Funds: Institutional’s Master Portfolio’s approved independent third-party pricing services, each in accordance with the Valuation Procedures. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but BlackRock Cash Funds: Institutional’s Master Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless such method does not represent fair value. Certain fixed-income investments, including asset-backed and mortgage related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the issuer, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Other Investment Companies. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

General Valuation Information. In determining the market value of portfolio investments, BlackRock Cash Funds: Institutional’s Master Portfolio may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specified inputs and assumptions. This may result in the assets being valued at a price different from the price that would have been determined had the matrix or formula method not been used. The price BlackRock Cash Funds: Institutional’s Master Portfolio could receive upon the sale of any particular portfolio investment may differ from BlackRock Cash Funds: Institutional’s Master Portfolio’s valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by BlackRock Cash Funds: Institutional’s Master Portfolio, and BlackRock Cash Funds: Institutional’s Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. BlackRock Cash Funds: Institutional’s Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. All cash, receivables and current payables are carried on BlackRock Cash Funds: Institutional’s Master Portfolio’s books at their fair value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value BlackRock Cash Funds: Institutional’s Master Portfolio’s securities and other assets and liabilities are based on information available at the time BlackRock Cash Funds: Institutional’s Master Portfolio values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the BlackRock Cash Funds: Institutional’s Master Portfolio valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BlackRock, BlackRock Cash Funds: Institutional’s Master Portfolio’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by BlackRock Cash Funds: Institutional’s Master Portfolio (including restricted securities) are valued at fair value as determined in good faith by the Board or BlackRock pursuant to the Valuation Procedures.

Certain of the securities acquired by BlackRock Cash Funds: Institutional’s Master Portfolio may be traded on foreign exchanges or OTC markets on days on which BlackRock Cash Funds: Institutional’s Master Portfolio’s NAV is not calculated. In such cases, the NAV of BlackRock Cash Funds: Institutional’s Master Portfolio’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of BlackRock Cash Funds: Institutional’s Master Portfolio.

Fair Value. When market quotations are not readily available or are believed by the Investment Adviser to be unreliable, BlackRock Cash Funds: Institutional’s Master Portfolio’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by the Investment Adviser in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated the Investment Adviser as the valuation designee for the respective funds for which it serves as investment adviser. The Investment Adviser may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if the Investment Adviser believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if the Investment Adviser determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing BlackRock Cash Funds: Institutional’s Master Portfolio’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by BlackRock Cash Funds: Institutional’s Master Portfolio. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset will be valued using the prior day’s price, provided that the Investment Adviser is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.

The Investment Adviser’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of BlackRock Cash Funds: Institutional’s Master Portfolio’s assets or liabilities. In addition, BlackRock Cash Funds: Institutional’s Master Portfolio’s accounting agent assists the Investment Adviser by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. The Investment Adviser regularly evaluates the values assigned to the securities and other assets and liabilities of BlackRock Cash Funds: Institutional’s Master Portfolio.

When determining the price for a Fair Value Asset, the Investment Adviser will seek to determine the price that BlackRock Cash Funds: Institutional’s Master Portfolio might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price BlackRock Cash Funds: Institutional’s Master Portfolio might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the Investment Adviser deems relevant at the time of the determination, and may be based on analytical values determined by the Investment Adviser using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment. The fair value or one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining BlackRock Cash Funds: Institutional’s Master Portfolio’s NAV. As a result, BlackRock Cash Funds: Institutional’s Master Portfolio’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BlackRock Cash Funds: Institutional’s Master Portfolio’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect BlackRock Cash Funds: Institutional’s Master Portfolio. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to BlackRock Cash Funds: Institutional’s Master Portfolio’s inability to obtain a third-party determination of fair market value.

Purchase, Redemption and Pricing of Shares

Terms of Purchase and Redemption. The Funds are generally open Monday through Friday and are closed on weekends and are generally closed on all other days that the Fedwire Funds Service (the “Fedwire”) is closed or the primary markets for the Master Portfolios’ portfolio securities (i.e., the bond markets) are closed. The holidays on which both the Fedwire and the primary markets for the Master Portfolios’ portfolio securities are closed currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Funds are also closed on Good Friday. On any day that the principal bond markets close early (as recommended by The Securities Industry Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia or the New York Stock Exchange (“NYSE”) closes early(1), a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Each Fund reserves the right to change the amount of the minimum investment and subsequent purchases in the Fund. An investor’s investment in the Funds and/or other investment vehicles managed or maintained by BFA or its affiliates may be aggregated when determining whether an investor meets a minimum investment amount. The minimum initial investment amounts for the classes of the Funds

(1)	SIFMA currently recommends an early close for the bond markets on the following dates: May 24, July 3, November 29, December 24 and December 31, 2024 and April 17, 2025. The NYSE will close early on July 3, November 29 and December 24, 2024 may be reduced or waived by BFA. Orders received after the applicable deadline for a Fund on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled. In addition, the Funds reserve the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC and applicable law.

To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206. Please include the Fund’s Share Class number and your account number on your check. You will find the numbers on your monthly statements. When a direct buyer purchases Fund shares and then quickly sells (e.g., sells before clearance of the purchase check), the Fund may delay the payment of proceeds for up to ten days to ensure that purchase checks have cleared.

In-Kind Purchases. Payment for shares of the Funds may, at the discretion of BFA, be made in the form of securities that are permissible investments for the Funds and must meet the investment objectives, policies and limitations of the Funds as described in their Prospectus. In connection with an in-kind securities payment, the Funds may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Funds or the Master Portfolios; (ii) are accompanied by satisfactory assurance that the Funds will have good and marketable title to such securities received by them; (iii) are not subject to any restrictions upon resale by the Funds; (iv) be in proper form for transfer to the Funds; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Funds engaged in the in-kind purchase transaction and must be delivered to such Fund or Funds by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. A Fund immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

Suspension of Redemption Rights or Payment of Redemption Proceeds. The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows: (1) for any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by a Fund is not reasonably practicable or (b) it is not reasonably practicable for a Fund to fairly determine the net asset value of shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which a Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with Federal securities laws as discussed below.

If the Board, including a majority of the non-interested trustees, determines either that (1) a Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, or (2) in the case of BlackRock Cash Funds: Treasury, such Fund’s calculated NAV per share has deviated from $1.00 or such deviation is likely to occur; then the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Declaration of Trust Provisions Regarding Redemptions at Option of Trust. As provided in the Trust’s Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to such shareholder.

Portfolio Transactions

Since the Funds invest all of their assets in portfolios of MIP, set forth below is a description of the Master Portfolios’ policies governing portfolio securities transactions.

General. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. The following disclosure provides some more detail regarding the Master Portfolio’s practices regarding Portfolio Transactions. Depending on its investment objective, a Master Portfolio may not engage in some of the transactions described below.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

Each Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund and interests of the Master Portfolios are redeemable on a daily basis in U.S. dollars, each Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Master Portfolio’s portfolio strategies.

Each Master Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolios will not deal with affiliated persons in connection with such transactions. However, an affiliated person of a Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Master Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC and the policies or investment objectives of the Fund and Master Portfolio. As a result, the portfolio turnover rates of a Master Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a money market fund, the turnover rates should not adversely affect the Master Portfolio’s net asset values or net income.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA or any affiliated person thereof except as permitted by SEC exemptive order or by applicable law.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. Because the portfolios of the Funds consist of securities with relatively short-term maturities, the Funds expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Funds since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Funds usually will not incur brokerage expenses or excessive transaction costs.

Securities of Regular Broker-Dealers. Neither of the Master Portfolios owned securities of their “regular brokers or dealers” (as defined in the 1940 Act) or their parents as of December 31, 2023, if any portion of such holdings were purchased during the fiscal year ended December 31, 2023, except as disclosed below:

Master Portfolio	Regular Broker-Dealer or Parent	Debt (D)/Equity (E)	Amount (000s)

Treasury Money Market Master Portfolio	Credit Agricole Repo	D	$486,000

Treasury Money Market Master Portfolio	Tri Party Natixis S.A	D	$125,000

Treasury Money Market Master Portfolio	Bank of America N.A	D	$5,000

Money Market Master Portfolio	Credit Agricole CIB	D	$1,120,049

Money Market Master Portfolio	KBC Bank NV	D	$525,104

Money Market Master Portfolio	Skandinaviska Enskilda Banken	D	$400,000

Money Market Master Portfolio	Erste Finance LLC	D	$210,875

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Account Information — Federal Taxes.” The Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, this discussion only applies to shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Internal Revenue Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as partnerships (or other entities treated as partnerships for U.S. federal income tax purposes), insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts (“IRAs”)), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. Each Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of a trust. Furthermore, each Fund separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Internal Revenue Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the Internal Revenue Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund’s total assets is invested in (A) the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income,” as that term is defined in the Internal Revenue Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it was declared. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Internal Revenue Code, notwithstanding the availability of certain relief provisions, or fails to meet the distribution requirements described above, the Fund would be taxed in the same manner as an ordinary U.S. corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax. A 4% non-deductible excise tax will be imposed on each Fund to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (ii) at least 98.2% of its net capital gain income (generally the excess of net long-term capital gains over net short-term capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (iii) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. Each Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. Net capital loss carryforwards may be applied against realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Investment through the Master Portfolios. The Funds seek to continue to qualify as regulated investment companies by investing their assets through the Master Portfolios. Each Master Portfolio is treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in a Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (i.e., “passed-through” to) its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio.

Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Internal Revenue Code and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as the Funds) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses. If the Fund has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.

If a Fund purchases a debt obligation with original issue discount (“OID”), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund’s principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund’s risk of loss with respect to such position is not reduced at any time during such 60-day period.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions made throughout the entire year in the case of a Fund with a calendar taxable year. In the case of a Fund with a non-calendar taxable year, a Fund’s earnings and profits are allocated first to distributions made on or before December 31 of the taxable year, and then to distributions made after December 31 of the taxable year. All distributions paid out of a Fund’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on each Fund shareholder’s U.S. federal income tax return. Distributions in excess of a Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that each Fund has sufficient earnings and profits, distributions from investment company taxable income are taxable as ordinary income. Since each Fund’s income is derived from sources that do not pay “qualified dividend income,” as defined in Section 1(h)(11)(B) of the Internal Revenue Code, distributions from investment company taxable income of the Funds generally will not qualify for taxation at the maximum 20% U.S. federal income tax rate available to individuals on qualified dividend income.

Distributions reported by a Fund as a “capital gain dividend”, if any, will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will report capital gains dividends, if any, in a written statement furnished to its shareholders. Normally the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Distributions from each Fund paid to corporate shareholders are not expected to qualify for the dividends-received deductions generally available to corporate taxpayers. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales of Fund Shares. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as BlackRock Cash Funds: Treasury maintains a constant NAV of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of BlackRock Cash Funds: Treasury.

Because BlackRock Cash Funds: Institutional offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. If a shareholder recognizes gain or loss on the sale of Fund shares, this gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale. If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. In addition, a shareholder in a money market fund (whether the money market fund has a constant NAV of $1.00 or a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on computation periods rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If BlackRock Cash Funds: Institutional imposes a discretionary liquidity fee on share redemptions, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The discretionary liquidity fee cannot be separately claimed as a deduction.

Any such discretionary liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. If such fees were distributed to non-redeeming shareholders, the tax treatment would be similar to the tax treatment of distributions described in this section. Such fees may raise the Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives discretionary liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. However, due to a lack of guidance, the tax consequences of liquidity fees to the Fund and the shareholders is unclear and may differ from that described in this section.

Should a negative interest rate scenario ever occur that causes a government money market fund to have a negative gross yield, the fund may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable NAV of the fund by cancelling shareholders’ shares in the amount of the negative gross yield. Under a reverse distribution mechanism, shareholders in a fund would observe a stable share price but a declining number of shares for their investment. After a cancellation of shares, the basis of eliminated shares would be added to the basis of shareholders’ remaining fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Dividends, including dividends reinvested in additional shares of a fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above. However, due to a lack of guidance regarding the cancellation of shares, the tax consequences of such cancellation of shares to the Fund and the shareholders is unclear and may differ from that described in this section.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, neither of the Funds expects to qualify for this election.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 37%; (ii) capital gain dividends is 20%; and (iii) long-term capital gains generally is 20%. In addition, a 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends and long-term capital gains may be impacted by the application of the alternative minimum tax.

The current corporate U.S. federal income tax rate applicable to ordinary income, capital gain dividends, and long-term capital gains is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 24% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder’s social security or other “taxpayer identification number” (“TIN”) provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees, Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

Foreign Shareholders. If you are a non-resident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) are generally subject to a 30% U.S. federal income withholding tax, unless a lower treaty rate applies. Certain distributions reported by a Fund as interest-related dividends or short-term capital gains dividends, and paid to a foreign shareholder may be exempt from U.S. federal income withholding tax, provided that the Fund received proper certification of foreign status from the foreign shareholder, and other conditions are met. However, a Fund may choose not to report distributions in this manner. Notwithstanding the foregoing, if such distribution is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, then the withholding tax and any related exemptions applicable to foreign persons generally will not apply, and the tax, reporting and withholding requirements applicable to U.S. persons will apply.

Subject to the discussion on foreign account tax compliance below, a foreign shareholder’s capital gains realized on a disposition of Fund shares, if any, and capital gain distributions by a Fund, if any, will generally not be subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If such capital gains or distributions are “effectively connected” with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, then the tax, reporting and withholding requirements applicable to U.S. persons apply. If such capital gains or distributions are not “effectively connected” for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or a lower rate if so provided by an applicable income tax treaty).

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will be deemed to be property situated in the United States and will be subject to U.S. federal estate taxes (at current graduated rates of up to 40% of the total value, less allowable deductions and credits). The availability of reduced U.S. estate taxes pursuant to an applicable estate tax convention generally depends upon compliance with the established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the applicable convention. In general, no U.S. federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

Foreign shareholders should consult with their tax advisers regarding the tax consequences of an investment in a Fund.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Foreign Account Tax Compliance. A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 38 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a Fund’s fundamental investment policies.

Voting. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a Fund’s fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of a Master Portfolio’s Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of each Fund and in this SAI, the term “1940 Act majority,” when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder’s name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio’s investment objective or policies on a Fund, as an interestholder in the Master Portfolio, or the Fund’s shareholders, see “Description of the Funds and their Investments and Risks — Master/Feeder Structure” herein.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Dividends and Distributions. Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Master Portfolios. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP’s Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee’s office.

Interests in each Master Portfolio have voting and other rights generally corresponding to those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever a Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will follow its voting procedures, as described in “Voting” above.

Additional Information on the Funds

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds, including additional information on performance. Shareholders may obtain a copy of the Trust’s most recent annual or semi-annual reports without charge by calling 1-888-204-3956 (toll-free).

The registration statement, including the Prospectus, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectus, this SAI and in the Trust’s official sales literature in connection with the offer of the Trust’s shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, financial highlights and notes thereto in each Fund’s and related Master Portfolio’s Annual Report to Shareholders for the fiscal year ended December 31, 2023 (the “2023 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2023 Annual Report are incorporated by reference herein. The financial statements and financial highlights included in the 2023 Annual Report have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference. Such financial statements and financial highlights have been incorporated herein in reliance upon the report of such firm given their authority as experts in accounting and auditing. Additional copies of the 2023 Annual Report may be obtained at no charge by telephoning State Street Bank and Trust Company at the telephone number appearing on the front page of this SAI.

APPENDIX A

Open-End Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Advisers

Effective Date: August 1, 2021

Last Review Date: August 25, 2023

Applies to the following types of Funds registered under the 1940 Act:

☒ Open-End Mutual Funds (including money market funds)

☐ Money Market Funds

☒ Exchange-Traded Funds

☐ Closed-End Funds

☐ Other

Objective and Scope

Set forth below is the Open-End Fund Proxy Voting Policy.

Policy / Document Requirements and Statements

The Boards of Trustees/Directors (“Directors”) of open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock proxy voting guidelines”) governing proxy voting by accounts managed by BlackRock.

BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the BlackRock proxy voting guidelines.

BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds in the preceding year together with a representation that all votes were in accordance with the BlackRock proxy voting guidelines, and (2) any changes to the BlackRock proxy voting guidelines that have not previously been reported.

BlackRock Investment Stewardship

Global Principles

Effective as of January 2024

The purpose of this document is to provide an overarching explanation of BlackRock’s approach globally to our responsibilities as a shareholder on behalf of our clients, our expectations of companies, and our commitments to clients in terms of our own governance and transparency.

INTRODUCTION TO BLACKROCK

BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.

PHILOSOPHY ON INVESTMENT STEWARDSHIP

As part of our fiduciary duty to our clients, we consider it one of our responsibilities to promote sound corporate governance as an informed, engaged shareholder on their behalf. At BlackRock, this is the responsibility of the BlackRock Investment Stewardship (BIS) team.

In our experience, sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. We take a constructive, long-term approach with companies and seek to understand how they are managing the drivers of risk and financial value creation in their business models. We have observed that well-managed companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation. As one of many minority shareholders, BlackRock cannot — and does not try to — direct a company’s strategy or its implementation.

SHAREHOLDER RIGHTS

We believe that there are certain fundamental rights attached to shareholding. Shareholders should have the right to:

•	Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.

•

Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.

•	Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.

In our view, shareholder voting rights should be proportionate to economic ownership — the principle of “one share, one vote” helps to achieve this balance.

Consistent with these shareholder rights, BlackRock monitors and provides feedback to companies in our role as stewards of our clients’ assets. Investment stewardship is how we use our voice as an investor to promote sound corporate governance and business practices that support the ability of companies to deliver long-term financial performance for our clients. We do this through engagement with companies, proxy voting on behalf of those clients who have given us authority, and participating in market-level dialogue to improve corporate governance standards.

Engagement is an important mechanism for providing feedback on company practices and disclosures, particularly where our observations indicate that they could be enhanced to support a company’s ability to deliver financial performance. Similarly, it provides us with an opportunity to hear directly from company boards and management on how they believe their actions are aligned with the long-term economic interests of shareholders. Engagement with companies may also inform our proxy voting decisions.

As a fiduciary, we vote in the long-term economic interests of our clients. Generally, we support the recommendations of the board of directors and management. However, there may be instances where we vote against the election of directors or other management proposals, or support shareholder proposals. For instance, we may vote against management recommendations where we are concerned that the board may not be acting in the long-term economic interests of shareholders, or disclosures do not provide sufficient information to assess how material, strategic risks and opportunities are being managed. Our regional proxy voting guidelines are informed by our market-specific approach and standards of corporate governance best practices.

KEY THEMES

While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally-applicable fundamental elements of governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability. At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.

These Principles cover seven key subjects:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales, and other special transactions

•	Executive compensation

•	Material sustainability-related risks and opportunities

•	Other corporate governance matters and shareholder protections

•	Shareholder proposals

Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.

BOARDS AND DIRECTORS

We believe that an effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company’s management and strategic initiatives is critical to the long-term financial success of a company and the protection of shareholders’ economic interests. In our view, a strong board can be a competitive advantage to a company, providing valuable oversight of and perspectives to management on the most important decisions in support of long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. For this reason, BIS sees engagement with and the election of directors as one of our most important responsibilities. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is essential for shareholders to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.

The board should establish and maintain a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s purpose and strategy.

Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we will consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration their governance, business practices that support durable, long-term financial value creation, and performance. Set out below are ways in which boards and directors can demonstrate a commitment to acting in the long-term economic interests of all shareholders.

Regular accountability through director elections

It is our view that directors should stand for election on a regular basis, ideally annually. In our experience, annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.

Effective board composition

Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board, and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently. We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the diversity and relevance of director experiences and skillsets, and how these factors may contribute to the financial performance of the company.

Similarly, there should be a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management. Common impediments to independence may include but are not limited to:

•	Current or recent employment at the company or a subsidiary

•	Being, or representing, a shareholder with a substantial shareholding in the company

•	Interlocking directorships

•

Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.

In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors, or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees comprised entirely of independent directors. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.

When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill-sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.

It is in this context that we are interested in diversity in the board room. We see it as a means to promoting diversity of thought and avoiding “group think” when the board advises and oversees management. This position is based on our view that diversity of perspective and thought — in the board room, in the management team, and throughout the company — leads to better long-term economic outcomes for companies. Academic research has revealed correlations between specific dimensions of diversity and effects on decision-making processes and outcomes.1 In our experience, greater diversity in the board room can contribute to more robust discussions and more innovative and resilient decisions. Over time, greater diversity in the board room can also promote greater diversity and resilience in the leadership team, and the workforce more broadly. That diversity can enable companies to develop businesses that better address the needs of the customers and communities they serve.

We ask boards to disclose how diversity is considered in board composition, including professional characteristics, such as a director’s industry experience, specialist areas of expertise and geographic location; as well as demographic characteristics such as gender, race/ethnicity, and age.

We look to understand a board’s diversity in the context of a company’s domicile, market capitalization, business model, and strategy. Increasingly, we see the most effective boards nominating directors from diverse backgrounds which helps ensure boards can more effectively understand the company’s customers, employees, and communities. We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. Self-identified board demographic diversity can usefully be disclosed in aggregate, consistent with local law. We encourage boards to aspire to meaningful diversity of membership, while recognizing that building a strong, diverse board can take time.

Sufficient capacity

As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities —including when there are unforeseen events — and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.

AUDITORS AND AUDIT-RELATED ISSUES

BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified.

The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.2

In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.3 In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.

We hold members of the audit committee or equivalent responsible for overseeing the management of the audit function. Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We

[1]	For a discussion on the different impacts of diversity see: McKinsey, “Diversity Wins: How Inclusion Matters,” May 2022; Harvard Business Review, “Diverse Teams Feel Less Comfortable – and That’s Why They Perform Better,” September 2016; “Do Diverse Directors Influence DEI Outcomes,” September 2022.
[2]	IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
[3]	Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. (Committee of Sponsoring Organizations of the Treadway Commission (COSO), Enterprise Risk Management — Integrated Framework, September 2004, New York, NY, updated in 2017. Please see: https://www.coso.org/SitePages/Home.aspx).

recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.

We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.

Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. The audit or risk committee, should periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.

CAPITAL STRUCTURE, MERGERS, ASSET SALES, AND OTHER SPECIAL TRANSACTIONS

The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.

Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e. one share, one vote.

In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.

In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.

As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.

EXECUTIVE COMPENSATION

In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. There should be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on the use of sustainability-related criteria in compensation structures, but in our view, where companies choose to include these components, they should be adequately disclosed, material to the company’s strategy, and as rigorous as other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable, in light of market practices.

We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we expect disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than a rigorous measure of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.

We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.

Non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. BIS may signal concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.

MATERIAL SUSTAINABILITY-RELATED RISKS AND OPPORTUNITIES

It is our view that well-managed companies will effectively evaluate and manage material sustainability- related risks and opportunities relevant to their businesses. As with all risks and opportunities in a company’s business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework, which supports durable, long-term financial value creation.

Robust disclosure is essential for investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. Long-term investors like our clients can benefit when companies demonstrate that they have a resilient business model through disclosures that cover governance, strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2,4 provide companies with a useful guide to preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry-or company-specific.

[4]	The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.

We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors.

That said, to give investors time to assess the data, we encourage companies to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities.

Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. We find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices. We will express any concerns through our voting where a company’s actions or disclosures do not seem adequate in light of the materiality of the business risks.

Climate and nature-related risk

While companies in various sectors and geographies may be affected differently by climate-related risks and opportunities, the low-carbon transition is an investment factor that can be material for many companies and economies around the globe.

We seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios, including a scenario in which global warming is limited to well below 2°C, considering global ambitions to achieve a limit of 1.5°C. As one of many shareholders, and typically a minority one, BlackRock does not tell companies what to do. It is the role of the board and management to set and implement a company’s long-term strategy to deliver long-term financial returns.

Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer preferences, which may be material for many companies.5 Yet the path to a low-carbon economy is deeply uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term value to investors. In this context, we encourage companies to publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy. Where available, we appreciate companies publishing their transition plan.6

Consistent with the ISSB standards, we are better able to assess preparedness for the low-carbon transition when companies disclose short-, medium-and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.

While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.

In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks.

[5]	BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
[6]

We have observed that more companies are developing such plans, and public policy makers in a number of markets are signaling their intentions to require them. We view transition plans (TPs) as a method for a company to both internally assess and externally communicate long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. While many initiatives across jurisdictions outline a framework for TPs, there is no consensus on the key elements these plans should contain. We view useful disclosure as that which communicates a company’s approach to managing financially material, business relevant risks and opportunities — including climate-related risks — to deliver long-term financial performance, thus enabling investors to make more informed decisions.

We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities, as well as in our assessment of relevant shareholder proposals. Our publicly available commentary provides more information on our approach to natural capital.7

Key stakeholder interests

In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.

As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand the role of the board, which is well positioned to ensure that the approach taken is informed by and aligns with the company’s strategy and purpose.

Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.

OTHER CORPORATE GOVERNANCE MATTERS AND SHAREHOLDER PROTECTIONS

In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. We believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.

Corporate form

In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company’s purpose and business model.8 Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. Supporting documentation from companies or shareholder proponents proposing to alter the corporate form should clearly articulate how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. As a fiduciary on behalf of clients, we generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

SHAREHOLDER PROPOSALS

In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on by shareholders at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.

[7]	Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company’s natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards.
[8]	Corporate form refers to the legal structure by which a business is organized.

BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.

When assessing shareholder proposals, we evaluate each proposal on its merit, with a singular focus on its implications for long-term financial value creation by that company. We believe it is helpful for companies to disclose the names of the proponent or organization that has submitted or advised on the proposal. We consider the business and economic relevance of the issue raised, as well as its materiality and the urgency with which our experience indicates it should be addressed. We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.

Where a proposal is focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation, we will look to the board and management to demonstrate that the company has met the intent of the request made in the shareholder proposal. Where our analysis and/or engagement indicate an opportunity for improvement in the company’s approach to the issue, we may support shareholder proposals that are reasonable and not unduly prescriptive or constraining on management.

We recognize that some shareholder proposals bundle topics and/or specific requests and include supporting statements that explain the reasoning or objectives of the proponent. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements — we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients’ long-term financial interests. We would normally explain to the company our rationale for supporting such proposals.

Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.

BLACKROCK’S OVERSIGHT OF ITS INVESTMENT STEWARDSHIP ACTIVITIES

Oversight

BlackRock maintains three regional advisory committees (Stewardship Advisory Committees) for a) the Americas; b) Europe, the Middle East and Africa; and c) Asia-Pacific, generally consisting of senior BlackRock investment professionals and/or senior employees with practical boardroom experience. The regional Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines) covering markets within each respective region. The advisory committees do not determine voting decisions, which are the responsibility of BIS.

In addition to the regional Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of senior representatives from various BlackRock investment teams, a senior legal representative, the Global Head of Investment Stewardship (Global Head), and other senior executives with relevant experience and team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.

The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines, as proposed by the regional Stewardship Advisory Committees.

In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.

BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field.

BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may raise complicated or particularly controversial matters for internal discussion with the relevant investment teams and governance specialists for discussion and guidance prior to making a voting decision.

VOTE EXECUTION

BlackRock votes on proxy issues when our clients authorize us to do so. When BlackRock has been authorized to vote on behalf of our clients, we carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).

When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Global Principles. The Guidelines are reviewed annually and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by the applicable Stewardship Advisory Committees. BIS analysts may, in the exercise of their professional judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is required or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers, the decision generally will be made by a Fund’s portfolio managers and/or BIS based on an assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share- blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.

Active portfolio managers have full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item on their investors. Portfolio managers may, from time to time, reach differing views on how to maximize economic value with respect to a particular investment. Therefore, portfolio managers may, and sometimes do, vote shares in the Funds under their management differently from BIS or from one another. However, because BlackRock’s clients are mostly long-term investors with long-term economic goals, ballots are generally cast in a uniform manner.

VOTING CHOICE

BlackRock offers a Voting Choice program, which provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable. BlackRock Voting Choice aims to make proxy voting easier and more accessible for eligible clients.

Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. Currently, this includes over 650 pooled investment funds, including equity index funds and SAE investment funds. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.9

[9]	Read more about BlackRock Voting Choice on our website.

As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Agreements with our clients to allow them greater control over their voting, including which policies they have selected, will be treated confidentially consistent with our treatment of similar client agreements.

CONFLICTS MANAGEMENT POLICIES AND PROCEDURES

BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:

•	BlackRock clients who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock

•	Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock

•	Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock

•	BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:

•	Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf

•

Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met

•

Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:

•	public companies that include BlackRock employees on their boards of directors

•	public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors

•	public companies that are the subject of certain transactions involving BlackRock Funds

•	public companies that are joint venture partners with BlackRock, and

•	public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider

In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.

SECURITIES LENDING

When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.

With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary responsibility to act in our clients’ financial interests. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).10 BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.

In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

VOTING GUIDELINES

The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. As previously discussed, the Guidelines should be read in conjunction with the Principles and engagement priorities. Collectively, these “BIS policies” set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.

REPORTING AND VOTE TRANSPARENCY

We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Each year we publish an

[10]	Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).

annual report that provides a global overview of our investment stewardship engagement and voting activities and a voting spotlight that summarizes our voting over a proxy year.11 Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.

At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals or on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.

In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation.

[11]	The proxy year runs from July 1 to June 30.

SAI-CFSLA-0424

BlackRock Funds III

PART C. OTHER INFORMATION

Item 28. Exhibits.

Exhibit		Description

1		— Articles of Incorporation.

(a	)

— Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 33-54126) (the “Registrant’s Registration Statement”), filed on April 30, 2007.

(b	)

— Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated December 11, 2007, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement, filed on December 27, 2007.

(c	)

— Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated November 13, 2009, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement, filed on December 29, 2009.

(d	)

— Restated Certificate of Trust of the Registrant, dated April 22, 2010, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement, filed on May 3, 2010.

2		— By-laws.

(a	)

— Amended and Restated By-Laws of the Registrant, dated November 29, 2018, is incorporated by reference to Exhibit 2(a) of Post-Effective Amendment No. 313 to the Registrant’s Registration Statement, filed on October 30, 2019.

(b	)

— Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated November 11, 2020, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 334 to the Registrant’s Registration Statement, filed on April 27, 2021.

3		— Instruments Defining Rights of Security Holders.

(a	)

— Reference is made to Article II, Article III (Sections 3.01, 3.02 and 3.07), Article IV (Section 4.03), Article VII, Article IX, Article X and Article XI of the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended and supplemented, filed as Exhibits 1(a) – 1(c) of the Registrant’s Registration Statement, and to Article IV, Article VI, Article VIII, Article IX and Article XIII of the Registrant’s Amended and Restated By-Laws, as amended and supplemented, filed as Exhibits 2(a) – 2(b) of the Registrant’s Registration Statement.

4		— Investment Advisory Contracts.

(a	)

— Form of Amended and Restated Investment Advisory Contract, among the Registrant, BlackRock FundsSM, on behalf of iShares U.S. Long Credit Bond Index Fund, iShares U.S. Intermediate Credit Bond Index Fund, iShares U.S. Long Government Bond Index Fund, iShares U.S. Intermediate Government Bond Index Fund and iShares U.S. Securitized Bond Index Fund, and BlackRock Fund Advisors (“BFA”) is incorporated by reference to Exhibit 4(ddd) of Post-Effective Amendment No. 1116 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on February 16, 2022.

(b	)

—Schedule A to the Amended and Restated Investment Advisory Contract, among the Registrant, BlackRock FundsSM and BFA, dated January 9, 2023, is incorporated by reference to Exhibit 4(b) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement, filed on January 11, 2023.

Exhibit		Description

(c	)

— Form of Sub-Investment Advisory Agreement between BFA and BlackRock International Limited, with respect to BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050 Fund, BlackRock LifePath® Dynamic 2055 Fund, BlackRock LifePath® Dynamic 2060 Fund and BlackRock LifePath® Dynamic 2065 Fund (collectively, the “LifePath Dynamic Funds”), is incorporated by reference to Exhibit 4(b) of Post-Effective Amendment No. 318 to the Registrant’s Registration Statement, filed on March 9, 2020.

(d	)

— Form of Sub-Advisory Agreement between BFA and BlackRock (Singapore) Limited, with respect to the LifePath Dynamic Funds, is incorporated by reference to Exhibit 4(c) of Post-Effective Amendment No. 318 to the Registrant’s Registration Statement, filed on March 9, 2020.

(e	)

— Form of Sub-Advisory Agreement between BFA and BlackRock International Limited, with respect to BlackRock Diversified Fixed Income Fund, is incorporated by reference to Exhibit 4(e) of Post-Effective Amendment No. 369 to the Registrant’s Registration Statement, filed on April 23, 2024.

5		— Underwriting Contracts.

(a	)

— Form of Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC (“BRIL”) is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of BlackRock Advantage SMID Cap Fund, Inc. (f/k/a BlackRock Advantage U.S. Total Market Fund, Inc.) (File No. 2-60836), filed on July 26, 2019.

(b	)

— Exhibit A to the Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC, amended as of March 1, 2024 is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of BlackRock Allocation Target Shares (File No. 333_109980), filed on March 1, 2024.

6		— Bonus or Profit Sharing Contracts.

(a	)	— None.

7		— Custodian Agreements.

(a	)

— Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”), dated December 31, 2018, is incorporated by reference to Exhibit 7(g) of Post-Effective Amendment No. 943 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on February 28, 2019.

8		— Other Material Contracts.

(a	)

— Administration and Fund Accounting Services Agreement between the Registrant and State Street, dated December 31, 2018, is incorporated by reference to Exhibit 8(k) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Managed Account Series (File No. 333-124463), filed on February 28, 2019.

(b	)

— Form of Transfer Agency and Service Agreement between the Registrant, with respect to BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (together, the “BlackRock Cash Funds”), and State Street is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 289 to the Registrant’s Registration Statement, filed on April 29, 2019.

(c	)

— Third Amended and Restated Shareholder Servicing Plan, with respect to only BlackRock Cash Funds: Treasury and its relevant classes as listed in Schedule 1 thereto, effective July 1, 2012, is incorporated by reference to Exhibit 8(d)(2) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(d	)

— Third Amended and Restated Shareholder Servicing and Processing Plan with respect to only the Trust Class Shares of the BlackRock Cash Funds: Treasury, effective July 1, 2012, is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

Exhibit		Description

(e	)(1)

— Form of Amended and Restated Administration Agreement between the Registrant and BlackRock Advisors, LLC (“BAL”), with respect to the LifePath Dynamic Funds, BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund (collectively, the “LifePath ESG Index Funds”), BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund, BlackRock LifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund (collectively, the “LifePath Index Funds”), the BlackRock Cash Funds, iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund) and iShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund) (the “Unitary Administration Agreement”), is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 317 to the Registrant’s Registration Statement, filed on March 2, 2020.

(e	)(2)

— Appendix A to the Amended and Restated Administration Agreement between Registrant and BlackRock Advisors, LLC, dated September 18, 2023 is incorporated by reference to Exhibit 8(e)(2) of Post-Effective Amendment No. 365 to the Registrant’s Registration Statement, filed on September 18, 2023.

(f	)(1)

— Administration Agreement between the Registrant and BAL, with respect to iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund) and iShares Russell 1000 Large-Cap Index Fund (f/k/a BlackRock Large Cap Index Fund) (the “Non-Unitary Administration Agreement”), is incorporated by reference to Exhibit 8(f)(1) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(f	)(2)

— Schedule A to the Non-Unitary Administration Agreement, amended March 2, 2020, is incorporated by reference to Exhibit 8(f)(2) of Post-Effective Amendment No. 317 to the Registrant’s Registration Statement, filed on March 2, 2020.

(g	)

— Master Administration Fee Waiver Agreement between the Registrant and BAL, with respect to the Select Share Class of the BlackRock Cash Funds, dated July 1, 2012, is incorporated by reference to Exhibit 8(g) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(h	)

— Form of Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., with respect to iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund), iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund), the LifePath Index Funds, the LifePath Dynamic Funds and iShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund), is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

(i	)

— Form of Thirteenth Amended and Restated Expense Limitation Agreement by and between Registrant, BlackRock Advisors, LLC and BlackRock Fund Advisors is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on March 21, 2024.

(j	)

— Form of Amended and Restated Shareholders’ Administrative Services Agreement between the Registrant and BAL is incorporated by reference to Exhibit 8(k) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement, filed on July 1, 2019.

Exhibit		Description

(k	)

— Form of Eleventh Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of BlackRock Series Fund II, Inc. (File No. 333-224375), filed on April 19, 2024.

(l	)

— Form of Eighth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Institutional Trust Company, N.A. is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on March 21, 2024.

(m	)

— BlackRock Rule 12d1-4 Fund of Funds Investment Agreement between the Registrant and the other registered open-end investment companies party thereto is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of BlackRock Unconstrained Equity Fund (File No. 333-124372), filed on August 22, 2023.

9		— Legal Opinion.

(a	)

— Opinion of Wilmer Cutler Pickering Hale and Dorr LLP is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement, filed on October 30, 2009.

10		— Other Opinions.

(a	)	— Consent of Independent Registered Public Accounting Firm is filed herewith.

11		— Omitted Financial Statements.

(a	)	— None.

12		— Initial Capital Agreements.

(a	)	— Not applicable.

13		— Rule 12b-1 Plan.

(a	)(1)

— Amended and Restated Distribution and Service Plan, dated May 16, 2012, with respect to the LifePath Dynamic Funds, iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund) and iShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund) (the “Distribution and Service Plan”) is incorporated by reference to Exhibit 13(a) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(a	)(2)

— Exhibit A to the Investor A Shares Distribution Plan, amended as of April 8, 2022, is incorporated by reference to Exhibit 13(b) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of BlackRock Advantage SMID Cap Fund, Inc. (File No. 2-60836), filed on July 26, 2022.

(b	)(1)

— Form of Investor A Shares Distribution Plan with respect to the LifePath ESG Index Funds, the LifePath Index Funds, iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund) and iShares Russell 1000 Large-Cap Index Fund (f/k/a BlackRock Large Cap Index Fund) (the “Investor A Distribution Plan”) is incorporated by reference to Exhibit 13(a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Advantage Global Fund, Inc. (f/k/a BlackRock Global SmallCap Fund, Inc.) (File No. 33-53399), filed on October 28, 2008.

(b	)(2)

— Exhibit A to the Investor A Shares Distribution Plan, amended July 21, 2020, is incorporated by reference to Exhibit 13(d) of Post-Effective Amendment No. 331 to the Registrant’s Registration Statement, filed on August 18, 2020.

(c	)(1)

— Form of Investor P Shares Distribution Plan with respect to the LifePath Index Funds (the “Investor P Distribution Plan”) is incorporated by reference to Exhibit 13(c) of Post-Effective Amendment No. 282 to the Registrant’s Registration Statement, filed on July 6, 2018.

Exhibit		Description

(c	)(2)

— Exhibit A to the Investor P Shares Distribution Plan, amended October 30, 2019, is incorporated by reference to Exhibit 13(f) of Post-Effective Amendment No. 314 to the Registrant’s Registration Statement, filed on October 30, 2019.

14		— Rule 18f-3 Plan.

(a	)

— Amended and Restated Rule 18f-3 Multi-Class Plan, dated February 21, 2019, is incorporated by reference to Exhibit 14(a) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement, filed on July 1, 2019.

(b	)

— Appendices to the Amended and Restated Rule 18f-3 Multi-Class Plan, amended November 23, 2020, are incorporated by reference to Exhibit 14(b) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement, filed on February 24, 2021.

15		— Reserved.

16		— Codes of Ethics.

(a	)

— Code of Ethics of the Registrant, BRIL, BAL, BlackRock International Limited, BlackRock (Singapore) Limited and BlackRock Asset Management North Asia Limited is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 1204 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 24, 2024.

99		— Power of Attorney.

(a	)

— Power of Attorney is incorporated by reference to Exhibit 99(a) of Post-Effective Amendment No. 922 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 22, 2019.

Item 29. Persons Controlled by or Under Common Control with Registrant.

The chart below identifies persons who, as of April 4, 2024, are controlled by or who are under common control with the Registrant. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Each of the companies listed below is organized under the laws of the State of Delaware.

Fund	Person Controlled by or under Common Control with the Registrant	Percentage of Voting Securities
BlackRock Diversified Equity Fund	Diversified Equity Master Portfolio 400 Howard Street San Francisco, CA 94105	31%
BlackRock Cash Funds: Treasury	Treasury Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	93%
iShares S&P 500 Index Fund	S&P 500 Index Master Portfolio 400 Howard Street San Francisco, CA 94105	99%
BlackRock Cash Funds: Institutional	Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
iShares MSCI Total International Index Fund	Total International ex U.S. Index Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
iShares US Aggregate Bond Index Fund	U.S. Total Bond Index Master Portfolio 400 Howard Street San Francisco, CA 94105	100%

Item 30. Indemnification.

Section 10.02 of the Registrant’s Amended and Restated Agreement and Declaration of Trust states:

“(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such Covered Person in connection with any claim, action, suit, or proceeding in which such Covered Person becomes involved as a party or otherwise or is threatened to be involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such Covered Person in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, regulatory or other, including investigations and appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Covered Person, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement or other disposition; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be repaid by such Covered Person to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided a surety bond or some other appropriate security for such undertaking; (ii) the Trust or Series thereof is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be entitled to indemnification under this Section 10.02. In connection with any determination pursuant to clause (iii) of the preceding sentence, any Covered Person who is a Trustee and is not an Interested Person of the Trust and any Covered Person who has been a Trustee and at such time was not an Interested Person of the Trust shall be entitled to a rebuttable presumption that he or she has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

(e) Any repeal or modification of this Section 10.02, or adoption or modification of any other provision of this Declaration or the By-Laws inconsistent with this Section, shall be prospective only, to the extent that such repeal, or modification adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, adoption or modification.”

Item 31. Business and Other Connections of the Investment Advisers.

(a) BlackRock Fund Advisors (“BFA”) is an indirect wholly-owned subsidiary of BlackRock, Inc. located at 400 Howard Street, San Francisco, California 94105. BFA’s business is that of a registered investment adviser to certain open end, management investment companies and various other institutional investors. The information required by this Item 31 about officers and directors of BFA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BFA pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-22609).

(b) BlackRock Advisors, LLC (“BAL”) is an indirect wholly-owned subsidiary of BlackRock, Inc. located at 100 Bellevue Parkway, Wilmington, Delaware 19809. BAL was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 31 about officers and directors of BAL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BAL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(c) BlackRock International Limited (“BIL”) is located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. The information required by this Item 31 about officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

(d) BlackRock (Singapore) Limited (“BRS”) is a wholly-owned subsidiary of BlackRock, Inc., located at 20 Anson Road #18-01, 079912 Singapore. BRS currently offers investment advisory services to pooled investment vehicles, state or municipal government entities and insurance companies. The information required by this Item 31 about officers and directors of BRS, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BRS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76926).

Item 32. Principal Underwriters.

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies, including the Registrant:

BlackRock Advantage Global Fund, Inc.

BlackRock Advantage SMID Cap Fund, Inc.

BlackRock Allocation Target Shares

BlackRock Bond Fund, Inc.

BlackRock California Municipal Series Trust

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock ETF Trust

BlackRock ETF Trust II

BlackRock EuroFund

BlackRock Financial Institutions Series Trust

BlackRock FundsSM

BlackRock Funds II

BlackRock Funds III

BlackRock Funds IV

BlackRock Funds V

BlackRock Funds VI

BlackRock Funds VII, Inc.

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Liquidity Funds

BlackRock Mid-Cap Value Series, Inc.

BlackRock Multi-State Municipal Series Trust

BlackRock Municipal Bond Fund, Inc.

BlackRock Municipal Series Trust

BlackRock Natural Resources Trust

BlackRock Series Fund, Inc.

BlackRock Series Fund II, Inc.

BlackRock Series, Inc.

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Sustainable Balanced Fund, Inc.

BlackRock Unconstrained Equity Fund

BlackRock Variable Series Funds, Inc.

BlackRock Variable Series Funds II, Inc.

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Managed Account Series

Managed Account Series II

Master Bond LLC

Master Investment Portfolio

Master Investment Portfolio II

Quantitative Master Series LLC

BRIL also acts as the distributor or placement agent for the following closed-end registered investment companies:

BlackRock Alpha Strategies Fund

BlackRock Core Bond Trust

BlackRock Corporate High Yield Fund, Inc.

BlackRock Credit Strategies Fund

BlackRock Debt Strategies Fund, Inc.

BlackRock Enhanced Equity Dividend Trust

BlackRock Floating Rate Income Trust

BlackRock Health Sciences Trust

BlackRock Income Trust, Inc.

BlackRock Investment Quality Municipal Trust, Inc.

BlackRock Limited Duration Income Trust

BlackRock Multi-Sector Income Trust

BlackRock MuniAssets Fund, Inc.

BlackRock Municipal Income Trust

BlackRock Municipal Income Trust II

BlackRock Private Investments Fund

BlackRock Science and Technology Trust

BlackRock Taxable Municipal Bond Trust

BlackRock Utilities, Infrastructure & Power Opportunities Trust

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 50 Hudson Yards, New York, NY 10001.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Christopher Meade	Chief Legal Officer, General Counsel and Senior Managing Director	None
Lauren Bradley	Chief Financial Officer and Vice President	None
Gregory Rosta	Chief Compliance Officer and Director	None
Jon Maro	Chief Executive Officer and Director	None
Cynthia Rzomp	Chief Operating Officer	None
Andrew Dickson	Secretary and Managing Director	None
Terri Slane	Assistant Secretary and Director	None
Anne Ackerley	Member, Board of Managers, and Managing Director	None
Michael Bishopp	Managing Director	None
Samara Cohen	Managing Director	None
Jonathan Diorio	Managing Director	None
Lisa Hill	Managing Director	None
Brendan Kyne	Managing Director	None
Martin Small	Member, Board of Managers, and Managing Director	None
Jonathan Steel	Managing Director	None
Ariana Brown	Director	None
Chris Nugent	Director	None
Lourdes Sanchez	Vice President	None
Lisa Belle	Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Gerald Pucci	Member, Board of Managers	None
Philip Vasan	Member, Board of Managers	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.

Item 34. Management Services.

None.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on April 24, 2024.

BLACKROCK FUNDS III (REGISTRANT) ON BEHALF OF BLACKROCK CASH FUNDS: INSTITUTIONAL AND BLACKROCK CASH FUNDS: TREASURY

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	April 24, 2024

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2024

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

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Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/S/ JANEY AHN	April 24, 2024
(Janey Ahn, Attorney-In-Fact)

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SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on April 24, 2024.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF MONEY MARKET MASTER PORTFOLIO AND TREASURY MONEY MARKET MASTER PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	April 24, 2024

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2024

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

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Signature	Title	Date

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/S/ JANEY AHN	April 24, 2024
(Janey Ahn, Attorney-In-Fact)

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EXHIBIT INDEX

Exhibit Number		Description

10	(a)	Consent of Independent Registered Public Accounting Firm.

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